File No. 33-79290

                        As filed on ^ September 29, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
                                                                             ---
        Pre-Effective Amendment No. ________
        Post-Effective Amendment No.   ^ 15                                   X
                                     ________                                ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---
        Amendment No.     ^ 16                                                X
                      ------------                                           ---


                          INVESCO SPECIALTY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                               -------------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                             Gordon Altman Butowsky
                              Weitzen Shalov & Wein
                              114 West 47th Street
                            New York, New York 10036
                               -------------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.


It is proposed  that this filing will  become  effective
___     immediately  upon filing  pursuant to  paragraph  (b)
___     ^ on  ________________,  pursuant to paragraph (b)
___     60 days after filing pursuant to paragraph (a)(i)
^ X     on December 1, 1998, pursuant to paragraph (a)(i)
---
___     75 days after filing pursuant to paragraph (a)(ii)
___     on ________________, pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has previously elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of its shares of common stock for sale under the Securities Act of 1933. Registrant's Rule 24f-2 Notice for the fiscal year ended July 31, ^ 1998, will be filed on or about ^ October 26, 1998.


                                    Page 1 of 650
                        Exhibit index is located at page 284

                          INVESCO SPECIALTY FUNDS, INC.
                           ---------------------------

                              CROSS-REFERENCE SHEET

         Form N-1A
            Item                              Caption
         ---------                            -------

Part A                                 Prospectus

         1.......................      Cover Page

         2.......................      Annual Fund Expenses; Essential
                                       Information


         3.......................      Financial Highlights; Fund Price ^
                                       And Performance

         4.......................      Investment Objective ^ And
                                       Strategy/Investment Objective ^ And
                                       Policies; Investment Policies ^ And
                                       Risks; The Fund/Funds ^ And
                                       Its/Their Management

         5.......................      The Fund/Funds ^ And Its/Their
                                       Management; Additional Information


         5A......................      Not Applicable


         6.......................      Services Provided by the Funds/Fund
                                       Services; Taxes, Dividends ^ And
                                       Other Distributions; Additional
                                       Information

         7.......................      How Shares Can Be Purchased/How To
                                       Buy Shares; Fund Price ^ And
                                       Performance; Services Provided ^ By
                                       The Funds/Fund Services; The Funds
                                       ^ And Its/Their Management

         8.......................      Services Provided by the Funds/Fund
                                       Services; How ^ To Redeem
                                       Shares/How ^ To Sell Shares


         9.......................      Not Applicable

         Form N-1A
            Item                              Caption
         ---------

Part B                                 Statement of Additional Information

         10......................      Cover Page

         11......................      Table of Contents


         12......................      The Funds ^ And Their Management

         13......................      Investment Practices; Investment
                                       Policies ^ And Restrictions

         14......................      The Funds ^ And Their Management

         15......................      The Funds ^ And Their Management;
                                       Additional Information

         16......................      The Funds ^ And Their Management;
                                       Additional Information

         17......................      Investment Practices; Investment
                                       Policies ^ And Restrictions


         18......................      Additional Information


         19......................      How Shares Can Be Purchased; How
                                       Shares Are Valued; Services
                                       Provided ^ By The Funds;
                                       Tax-Deferred Retirement Plans; How
                                       ^ To Redeem Shares

         20......................      Dividends, Other Distributions ^
                                       And Taxes


         21......................      How Shares Can Be Purchased

         22......................      Performance Data

         23......................      Additional Information

Part C                                 Other Information

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
December 1, ^ 1998


                      INVESCO WORLDWIDE CAPITAL GOODS FUND
                      INVESCO WORLDWIDE COMMUNICATIONS FUND

     INVESCO Worldwide Capital Goods Fund (the "Capital Goods Fund") seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution, sale or service of capital goods, or in the mining, processing, manufacture or distribution of raw materials and intermediate goods used by industry and agriculture.


     INVESCO Worldwide Communications Fund (the "Communications Fund") seeks to achieve a high total return on investment through capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution or sale of communications services and equipment. Up to 35% of the Communications Fund's assets will be invested, under normal circumstances, in companies that are engaged in developing, constructing or operating communications infrastructure projects throughout the world, or in supplying equipment or services to such companies.


     Under normal circumstances, each Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Funds' investment adviser expects each Fund's investments to be allocated among a larger number of countries. The percentage of each Fund's assets invested in securities of issuers domiciled in the United States normally will be higher than that invested in securities issued by companies in any other single country. However, it is possible that at times a Fund may have 65% or more of its total assets invested in foreign securities. The Funds have adopted certain investment policies which may expose the Funds to increased risks or costs. See "Risk Factors" and "Investment Objectives and Policies-Portfolio Turnover."


     Each Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund consisting of seven separate ^ portfolios of investments. This Prospectus relates to shares of the Capital Goods and Communications Funds. Separate ^ Prospectuses are available upon request from INVESCO Distributors, Inc. for the Company's other funds, INVESCO European Small Company Fund, INVESCO Latin American Growth Fund, INVESCO Asian Growth Fund, INVESCO Realty Fund and INVESCO S&P 500 Index Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered in the future.

     This Prospectus provides you with the basic information you should know before investing in the Capital Goods Fund or Communications Fund. You should read it and keep it for future reference. A Statement of Additional Information dated December 1, ^ 1998, containing further information about the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. To ^ request a free copy, write to INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085; or visit our web site ^ at http://www.invesco.com.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ^, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                                 TABLE OF CONTENTS
                                                                            Page
                                                                            ----

ANNUAL FUND EXPENSES...........................................................7

FINANCIAL HIGHLIGHTS...........................................................9


^ PERFORMANCE DATA............................................................12


INVESTMENT OBJECTIVES AND POLICIES............................................12

RISK FACTORS..................................................................18

THE FUNDS AND THEIR MANAGEMENT................................................22

HOW SHARES CAN BE PURCHASED...................................................25

SERVICES PROVIDED BY THE FUNDS................................................28

HOW TO REDEEM SHARES..........................................................31

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS......................................33

ADDITIONAL INFORMATION........................................................34

ANNUAL FUND EXPENSES


     The Funds are no-load; there are no fees to purchase, exchange or redeem shares. The Funds^ are authorized to pay a ^ Rule 12b-1 distribution fee of one quarter of one percent of each Fund's average net assets each year. (See "How Shares Can Be Purchased -^ Distribution Expenses.") Lower expenses benefit Fund shareholders by increasing the Funds' total return.

     Annual operating expenses are calculated as a percentage of each Fund's average annual net assets. To keep expenses competitive, INVESCO Funds Group, Inc. ("INVESCO") the Funds' adviser, voluntarily reimburses the Capital Goods and Communications Funds for certain expenses in excess of 2.00% and 2.00%, respectively (excluding excess amounts that have been offset by the expense offset arrangements described below), of each Fund's average net assets.


                                         Capital Goods            Communications
                                         Fund                     Fund
                                         -------------            --------------
Shareholder Transaction Expenses
--------------------------------
Sales load "charge" on purchases                  None                      None
Sales load "charge" on reinvested
     dividends                                    None                      None
Redemption fees                                   None                      None
Exchange fees                                     None                      None

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)


Management Fee                                   0.65%                     0.65%
12b-1 Fees                                       0.25%                     0.25%
Other Expenses ^(after
       absorbed expenses)                        1.07%                  0.42%(1)
     Transfer Agency Fee(1) ^(3)                 0.48%                     0.28%
     General Services,
       Administrative                          ^ 0.59%                     0.14%
       Services, Registration,
       ^ Postage(1)(4)

     Total Fund Operating

       Expenses ^(2)                          1.97%(1)                     1.32%

     ^(1) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's distribution ^, transfer agency and custodian fees were reduced under expense offset arrangements. However, as a result of an SEC requirement ^, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the ^ Ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect reductions for periods prior to the fiscal year ended July 31, 1996. See "The Funds ^ And Their Management."

     ^(2) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

     (3) Consists of the transfer agency fee described under "Additional Information - Transfer and Dividend Disbursing Agent."


     (4) Includes, but is not limited to, fees and expenses of directors, custodian bank, legal counsel and independent accountants, securities pricing services, costs of administrative services furnished under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

Example

     A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                      1 Year          3 Years           5 Years         10 Years
                      ------          -------           -------         --------

 Capital Goods Fund      $20            ^ $62              $107             $231
 Communications Fund   ^ $14              $42               $73             $160

         The purpose of the foregoing expense table and Example is to assist investors in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. Such expenses are paid from the respective Fund's assets. (See "The Funds ^ And Their Management.") The Funds charge no sales loads, redemption fees, or exchange fees. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

         ^ Because the Funds pay a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

INVESCO Specialty Funds, Inc.
FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)


     The following information has been audited by ^ PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the ^ Report of Independent Accountants thereon appearing in the Company's ^ 1998 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number on the back cover of this Prospectus. ^


Worldwide Capital Goods Fund



                                                                  Year Ended July 31
                                          ------------------------------------------------------------
                                             1998              1997             1996           1995(a)
PER SHARE DATA
Net Asset Value -
     Beginning of Period                  $12.70             $9.61            $9.84            $10.00
                                          ------------------------------------------------------------
INCOME FROM INVESTMENT
     OPERATIONS
Net Investment Income
     (Loss)(b)                              0.00              0.05             0.01              0.01
Net Gains or (Losses) on
     Securities (Both Realized
     and Unrealized)                       (0.32)             4.37             0.01            (0.16)
                                          ------------------------------------------------------------
Total from Investment
     Operations                            (0.32)             4.42             0.02            (0.15)
                                          ------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
     Investment Income                      0.00              0.06             0.00              0.01
Distributions from
     Capital ^ Gains                        1.21              1.27             0.25              0.00
                                          ------------------------------------------------------------
Total Distributions                         1.21              1.33             0.25              0.01
                                          ------------------------------------------------------------
Net Asset Value -
     End of Period                        $11.17            $12.70            $9.61             $9.84
                                          ============================================================

TOTAL RETURN                             (2.06%)            50.86%             0.27%          (1.49%)



RATIOS
Net Assets - End of Period


     ($000 Omitted)                      $13,095          $22,254           $7,731            $10,364
Ratio of Expenses to
     Average ^ Net Assets^(c)           1.97%(d)         1.98%(d)         2.11%(d)              2.00%
Ratio of Net Investment
     Income (Loss) to
     Average Net Assets^(c)              (0.23%)            0.51%            0.05%              0.25%
Portfolio Turnover Rate                     219%             192%             247%               193%

(a)  Commencement of investment operations was August 1, 1994.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1998.

(c)^ Various expenses of the ^ Fund were voluntarily absorbed by INVESCO ^ for the years ended July 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.58%, 2.49% and 2.96%, respectively, and ratio of net investment income (loss) to average net assets would have been (0.09%), (0.33%) and (0.71%), respectively.

^(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

^

INVESCO Specialty Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


^


Worldwide Communications Fund



                                                              Year Ended July 31
                                  -----------------------------------------------------------
                                    1998              1997             1996           1995(a)

PER SHARE DATA
Net Asset Value -
     Beginning of Period          $15.31            $12.43           $12.30            $10.00
                                  -----------------------------------------------------------
INCOME FROM INVESTMENT
     OPERATIONS
Net Investment Income               0.01              0.06             0.22              0.11
Net Gains on Securities
     (Both ^ Realized and
     Unrealized)                    5.32              3.90             1.38              2.35
                                  -----------------------------------------------------------
Total from Investment
     Operations                     5.33              3.96             1.60              2.46
                                  -----------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
     Investment ^ Income            0.00              0.06             0.22              0.11
Distributions from
     Capital ^ Gains                1.04              1.02             1.25              0.05
                                  -----------------------------------------------------------
Total Distributions                 1.04              1.08             1.47              0.16
                                  -----------------------------------------------------------
Net Asset Value -
     End of Period                $19.60            $15.31           $12.43            $12.30
                                  ===========================================================
TOTAL RETURN                      36.79%            33.93%           13.67%            24.83%

RATIOS
Net Assets - End of Period
     ($000 Omitted)             $276,577           $72,458          $50,516           $27,254
Ratio of Expenses to
     Average ^ Net Assets     ^ 1.32%(b)          1.69%(b)         1.66%(b)             1.95%
Ratio of Net Investment
     Income (Loss) to
     Average Net Assets          (0.16%)             0.56%            1.78%             1.43%
Portfolio Turnover Rate              55%               96%             157%              215%


^(a) Commencement of investment operations was August 1, 1994.

^(b) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

^ PERFORMANCE DATA


     From time to time, the Funds advertise their total return performance. These figures are based upon historical investment results and are not intended to indicate future performance. The "total return" of a Fund refers to the annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. Periods of one year, five years, and ten years and/or life of the Fund are used if available. Any given report of total return performance should not be considered as representative of future performance. The Funds charge no sales loads, redemption fees, or exchange fees which would affect the total return computation.

     In conjunction with performance reports and/or analyses of shareholder service for the Funds, comparative data between the Funds' performance for a given period and the performance of recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in advertising. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Funds in performance reports, will be drawn from the "Global Funds" Lipper mutual fund grouping, in addition to the broad-based Lipper general fund grouping.

INVESTMENT OBJECTIVES AND POLICIES

INVESCO WORLDWIDE CAPITAL GOODS FUND


     ^ The Capital Goods Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution, sale or service of capital goods, or in the mining, processing, manufacture, or distribution of raw materials and intermediate goods used by industry and agriculture. The foregoing investment objective is fundamental and may not be changed in any material respect without the approval of the Capital Goods Fund's shareholders. Capital goods include finished products and equipment used by industrial and agricultural firms, such as industrial machinery, construction equipment, computers, software, farm equipment, office equipment, and electrical and telecommunications equipment, as well as components and sub-assemblies of such products. Raw materials and intermediate goods include chemicals, timber, paper, metals, textiles, cement, gypsum and other commodities.

INVESCO WORLDWIDE COMMUNICATIONS FUND


     ^ The Communications Fund seeks to achieve a high total return on investment through capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution or sale of communications services and equipment. The foregoing investment objective is fundamental and may not be changed in any material respect without the approval of the Communications Fund's shareholders. The Communications Fund may invest in companies involved in services and products such as long distance, local and cellular telephone service; wireless communications systems such as personal communications networks, paging and special mobile radio; local and wide area networks; fiber optic transmission; satellite communication; microwave transmission; television and movie programming; broadcasting; and cable television.


     Up to 35% of the Communications Fund's assets will be invested, under normal circumstances, in companies that are engaged in developing, constructing or operating infrastructure projects throughout the world, or in supplying equipment or services to such companies. Infrastructure projects include communications systems such as those described above, as well as electric utilities, water and sewer projects, natural gas and oil pipelines, environmental projects, housing, and transportation projects such as airports, railroads, highways, bridges and ports.

Investment Policies Applicable to Both Funds


     Each Fund has a policy regarding concentration of its investments which is fundamental and may not be changed without the approval of the respective Fund's shareholders. The Capital Goods Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the capital goods, raw materials and intermediate goods industries described above. The Communications Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the communications industries described above. A particular company will be deemed to be primarily engaged in the group of industries designated for investment by a Fund if, in the determination of the Funds' investment adviser ^, more than 50% of its gross income or net sales are derived from activities in such industries or more than 50% of its assets are dedicated to the production of revenues from such industries. In circumstances where, based on available financial information, a question exists whether a company meets one of these standards, the Fund may invest in equity securities of such company only if ^ INVESCO determines, after review of information describing the company and its business activities, that the company's primary business is within the group of industries designated for investment by that Fund, as such industries are described above.


     Under normal circumstances, each Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although ^ INVESCO expects each Fund's investments to be allocated among a larger number of countries. The percentage of each Fund's assets invested in securities of issuers domiciled in the United States normally will be higher than that invested in securities issued by companies in any other single country. However, it is possible that at times a Fund may have 65% or more of its total assets invested in foreign securities. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

     Under normal conditions, each Fund will invest primarily in equity securities (common stocks and, to a lesser degree, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities) which are discussed more fully in the Statement of Additional Information. In selecting the equity securities in which the Funds invest, ^ INVESCO attempts to identify companies that in ^ INVESCO's opinion have demonstrated or, are likely to demonstrate in the future, strong earnings growth relative to other companies in the same industry. The dividend payment records of companies are also considered. Equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market. The risks of investing in small capitalization companies are discussed below under "Risk Factors."

     Consistent with its investment objective, each Fund also may invest in fixed-income securities (corporate bonds, commercial paper, debt securities issued by the U.S. government, its agencies and instrumentalities, or foreign governments and, to a lesser extent, municipal bonds, asset-backed securities and zero coupon bonds). Each Fund may invest no more than 15% of its total assets in debt securities that are rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, judged by ^ INVESCO to be equivalent in quality to debt securities having such ratings (commonly referred to as "junk bonds"). In no event will a Fund ever invest in a debt security rated below CCC by S&P or Caa by Moody's or, if unrated, judged by ^ INVESCO to be equivalent in quality to debt securities having such ratings. The risks of investing in lower rated debt securities are discussed below under "Risk Factors."


     Each Fund may invest up to 35% of its total assets in securities of companies that are engaged in businesses outside the field of business activity in which at least 65% of the Fund's total assets is invested. These investments may include equity securities or fixed-income securities selected to meet the Capital Goods Fund's investment objective of capital appreciation or the

Communications Fund's objective of achieving a high total return on investment through capital appreciation and current income, as the case may be. Such equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market. Such fixed-income securities must meet the quality standards described above. These equity and fixed-income securities may be issued by either U.S. or foreign companies or governments. The risks of investing in lower rated debt securities and in foreign securities are discussed below under "Risk Factors." In addition, the Funds may hold certain cash and cash equivalent securities as cash reserves ("cash securities").


     The ^ amounts invested in stocks, bonds and cash securities may ^ vary from time to time, depending upon ^ INVESCO's assessment of business, economic and market conditions. In periods of ^ unfavorable economic and market conditions, as determined by ^ INVESCO, either Fund may depart from its basic investment objective and assume a ^ defensive position, ^ by temporarily investing up to 100% of its assets ^ in high-quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements ^, seeking to protect its assets until conditions stabilize. The Funds reserve the right to hold equity, fixed-income and cash securities in whatever proportion is deemed desirable at any given time for temporary defensive purposes. While a Fund is in a defensive position, the opportunity to achieve capital appreciation will be limited; however, the ability to maintain a defensive position enables the Funds to seek to avoid capital losses during market downturns. Under normal market conditions, the Funds do not expect to have a substantial portion of their assets invested in cash securities.


     In order to hedge their portfolios, the Funds may purchase and write options on securities (including index options and options on foreign securities), and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices (collectively, "futures contracts"), options on futures contracts, forward contracts and interest rate swaps and swap-related products. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. These practices and securities, some of which are known as derivatives, and their risks are discussed below under "Risk Factors" and in the Statement of Additional Information.

     Additional information on certain of the types of securities in which the Funds may invest is set forth below:


     U.S. Government and Agency Securities.^ Investments in U.S. government securities may consist of securities issued or guaranteed by the United States government or any agency or instrumentality of the United States government. In some cases, these securities are direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds. In other cases, these securities are obligations guaranteed by the U.S. government, such as Government National

Mortgage Association obligations, or obligations of U.S. government authorities, agencies or instrumentalities, such as Fannie Mae (formerly, Federal National Mortgage Association), Federal Home Loan Banks, Federal Financing Bank and Federal Farm Credit Bank, which are supported only by the creditworthiness of the issuer.


     When-Issued Securities.^ Each Fund may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell equity or debt securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month or more later). The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. Each Fund maintains cash, U.S. government securities, or other liquid securities having an aggregate value equal to the amount of such purchase commitments, in a segregated account until payment is made.

     Illiquid and Rule 144A Securities.^ The Funds may invest in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, a Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with effecting registration.

         ^ The Funds may purchase certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to ^ INVESCO the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

         Repurchase Agreements.^ The Funds may enter into repurchase agreements with respect to debt instruments eligible for investment by the Funds with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers, which are deemed creditworthy. A repurchase agreement, which may be considered a "loan" under the Investment Company Act of 1940, is a means of investing monies for a short period. In a repurchase agreement, a Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) subject to resale to the seller at an agreed-upon price and date (normally, the next business day). In the event that the original seller defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell such security. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. A Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of its net assets would be invested in such repurchase agreements and other illiquid securities. The Funds have not adopted any limit on the amount of their net assets that may be invested in repurchase agreements maturing in seven days or less.


     Securities Lending.^ The Funds also may lend their securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the Funds to earn income, which, in turn, can be invested in additional securities of the type described in this Prospectus in pursuit of the Funds' investment objectives. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Cash collateral will be invested only in high quality short-term investments offering maximum liquidity. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Funds monitor the creditworthiness of borrowers in order to minimize such risks. A Fund will not lend any security if, as a result of the loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

     Portfolio Turnover.^ There are no fixed limitations regarding portfolio turnover for the Funds' portfolios. Although the Funds do not trade for short-term profits, securities may be sold without regard to the time they have been held in a Fund when, in the opinion of ^ INVESCO, investment considerations warrant such action. In addition, portfolio turnover rates may increase as a result of large amounts of purchases or redemptions of Fund shares due to economic, market or other factors that are not within the control of ^ INVESCO. As a result, while it is anticipated that the portfolio turnover rates for the Funds' portfolios generally will not exceed 200%, under certain market conditions these portfolio turnover rates may exceed 200%. Increased portfolio turnover would cause a Fund to incur greater brokerage costs than would otherwise be the case, and may result in the acceleration of capital gains that are taxable when distributed to shareholders. The Funds' portfolio turnover rates are set forth under "Financial Highlights" and, along with the Funds' brokerage allocation policies, are discussed in the Statement of Additional Information.


     Investment Restrictions.^ The Funds are subject to a variety of restrictions regarding their investments that are set forth in this Prospectus and in the Statement of Additional Information. Certain of the Funds' investment restrictions are fundamental, and may not be altered without the approval of the respective Fund's shareholders. Such fundamental investment restrictions include the restrictions which prohibit a Fund from: lending more than 33-1/3% of its total assets to other parties (excluding purchases of commercial paper, debt securities and repurchase agreements); with respect to 75% of its total assets, purchasing the securities of any one issuer (other than cash items and government securities) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to own more than 10% of the outstanding voting securities of the issuer; and borrowing money or issuing senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of its total assets. However, unless otherwise noted, the Funds' investment restrictions and their investment policies are not fundamental and may be changed by action of the Company's board of directors. Unless otherwise noted, all percentage limitations contained in the Funds' investment policies and restrictions apply at the time an investment is made. Thus, subsequent changes in the value of an investment after purchase or in the value of the Funds' total assets will not cause any such limitation to have been violated or to require the disposition of any investment, except as otherwise required by law. If the credit ratings of an issuer are lowered below those specified for investment by the Funds, the Funds are not required to dispose of the obligations of that issuer. The determination of whether to sell such an obligation will be made by ^ INVESCO based upon an assessment of credit risk and the prevailing market price of the investment. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. Each Fund attempts to minimize such fluctuations by not purchasing additional securities when borrowings, including reverse repurchase agreements, are greater than 5% of the value of the Fund's total assets. As a fundamental policy in addition to the above, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. See "Additional Information -^ Master/Feeder Option."


RISK FACTORS

     There can be no assurance that the Funds will achieve their investment objectives. The Funds' investments in common stocks and other equity securities may, of course, decline in value.

     Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Funds invest may be detrimentally affected by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs, which may be substantial. The Funds' investments may be adversely affected.


     Debt Securities. The Funds' investments in fixed-income securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by S&P or Moody's provide a generally useful guide to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.


     Market risk relates to the fact that the market values of the debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values. Although ^ INVESCO limits the Funds' investments in fixed-income securities to securities it believes are not highly speculative, both kinds of risk are increased by investing in debt securities rated below the top three grades by S&P or Moody's or, if unrated, securities determined by Fund Management to be of equivalent quality. Although bonds in the lowest investment grade debt category (those rated BBB by S&P or Baa by Moody's) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by S&P (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

For a specific description of each corporate bond rating category, please refer to Appendix B to the Statement of Additional Information.


     Industry Concentration.^ While the Funds diversify their investments by investing, with respect to 75% of their total assets, not more than 5% of their total assets in the securities of any one issuer, Fund Management normally will invest each Fund's assets primarily in companies engaged in the particular fields of business activity designated for investment by that Fund. As a result of this investment policy, an investment in a Fund may be subject to greater fluctuations in value than generally would be the case if an investment were made in an investment company that did not concentrate its investments in a similar manner. Certain economic factors or specific events may exert a disproportionate impact upon the prices of equity securities of companies within a particular industry relative to their impact on the prices of securities of companies engaged in other industries. For example, the success of the companies in which the Capital Goods Fund may invest is closely related to overall capital spending levels. Capital spending is influenced by broad factors such as economic cycles, interest rates, technological obsolescence, foreign competition and governmental regulation, as well as individual company factors such as profitability. The Communications Fund may invest in companies that are developing new technologies and, accordingly, are subject to the risks of intense competition, failure to obtain adequate financing or necessary regulatory approvals and rapid product obsolescence. In addition, the types of companies in which the Communications Fund may invest generally are subject to substantial government regulation. Companies engaged in infrastructure projects are subject to various risks, including difficulties in securing financing for large projects and costs and delays resulting from environmental considerations. In addition, changes in the market price of the equity securities of a particular company which occupies a dominant position in an industry may tend to influence the market prices of other companies within the same industry. As a result of the foregoing factors, an investment in one or both of the Funds may not constitute a complete, balanced investment program.

     Foreign Securities.^ For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency risk (i.e., changes in the value of the currencies in which the securities are denominated relative to the U.S. dollar). In a period when the U.S. dollar generally rises against a foreign currency, returns for a U.S. investor on foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities generally are enhanced.


     Other risks and considerations of international investing include the following: differences in accounting, auditing and financial reporting standards which may result in less publicly available information than is generally available with respect to U.S. issuers; generally higher commission rates on foreign portfolio transactions and longer settlement periods; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on a Fund's investment income on foreign securities, which may reduce dividend income payable to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; potential restrictions on the flow of international capital; and the possibility of a Fund experiencing difficulties in pursuing legal remedies and collecting judgments. The Fund's investments in foreign securities may include investments in developing countries. Many of these securities are speculative and their prices may be more volatile than those of securities issued by companies located in more developed countries.

     ^ Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). EMU intends to establish a common European currency for EMU countries which will be known as the "euro." Each participating country presently plans to adopt the euro as its currency on January 1, 1999. The old national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The planned introduction of the euro presents some uncertainties and possible risks, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; whether exchange rates for existing currencies and the euro will be adequately established; and whether suitable clearing and settlement systems for the euro will be in operation. These and other factors may cause market disruptions before or after January 1, 1999 and could adversely affect the value of securities held by the Funds.

     After January 1, 1999, the introduction of the euro is expected to impact European capital markets in ways that it is impossible to quantify at this time. For example, investors may begin to view EMU countries as a single market, and that may impact future investment decisions for the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may impact the fiscal and monetary policies of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     Small Capitalization Companies. The Funds may invest in equity securities issued by small-cap companies. The Funds' investments in small capitalization stocks may include companies that have limited operating histories, product lines, and financial and managerial resources. These companies may be subject to intense competition from larger companies, and their stock may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies. Due to these and other factors, small cap companies may suffer significant losses as well as realize substantial growth.


     Futures, Options and Other Derivative Instruments.^ The use of futures, options, forward contracts and swaps exposes the Funds to additional investment risks and transaction costs, and as a result, no more than 5% of each Fund's total assets will be committed to such investments. If Fund Management seeks to protect the Funds against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Funds, the Funds could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. Further information on the use of futures, options, forward foreign currency contracts and swaps and swap-related products, and the associated risks, is contained in the Statement of Additional Information.


THE FUNDS AND THEIR MANAGEMENT

     The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 12, 1994, under the laws of Maryland.


     The Company's board of directors has responsibility for overall supervision of the Funds, and reviews the services provided by the adviser. Under ^ an agreement with the Company, INVESCO ^, 7800 E. Union Avenue, Denver, Colorado, serves as the Funds' investment adviser^; it is primarily responsible for providing the Funds with portfolio management and various administrative services ^.

     Pursuant to an agreement with the Company, ^ INVESCO Distributors, Inc. ("IDI") ^ is the Funds' distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by ^ INVESCO. Prior to September 30, 1997, ^ INVESCO served as the Funds' distributor.

     ^ INVESCO ^ and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world. ^ INVESCO ^ continued to operate under ^ its existing ^ name. AMVESCAP PLC ^ had approximately ^ $261 billion in assets under management^ as of June 30, 1998. INVESCO was established in 1932 and, as of July 31, ^ 1998, managed 14 mutual funds, consisting of ^ 49 separate portfolios, with combined assets of approximately ^ $19.6 billion on behalf of ^ 884,099 shareholders.

     Prior to February 3, 1998, Institutional Trust Company d/b/a INVESCO Trust Company ("ITC") provided sub-advisory services to the Funds; termination of its sub-advisory services in no way changed the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds or the persons actually performing the investment advisory and other services previously provided by ITC. INVESCO provides such day-to-day portfolio management services as the investment adviser to the Funds.


     The Funds are managed by members of INVESCO's Sector Team, which is headed by Daniel B. Leonard. The following individuals are primarily responsible for the day-to-day management of the Funds' portfolio holdings:


     Worldwide Capital Goods Fund: ^ John Segner has been the portfolio manager of the Fund since ^ January 1998. Mr. Segner also manages INVESCO Energy Portfolio. Mr. Segner is also a vice president of INVESCO ^. Mr. Segner was previously the managing director and principal with The Mitchell Group, Inc. (1990-1997), manager of marketing development (1988-1990) and manager of financial analysis (1986-1988) with First Tennessee National Corporation, and a financial analyst with Amerada Hess Corporation (1985-1986). Mr. Segner received an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

     Worldwide Communications Fund: Brian B. Hayward, a Chartered Financial Analyst, has been portfolio manager of the Fund since July 1997. Mr. Hayward also manages INVESCO Strategic Utilities Portfolio and INVESCO VIF - Utilities Fund. Mr. Hayward began his investment career in 1985 and was most recently the senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. Mr. Hayward received ^ an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

     INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. See the Statement of Additional Information for more detailed information.

     Each Fund pays INVESCO a monthly management ^ fee which is based upon a percentage of ^ each Fund's average net assets ^, determined daily. The ^ management fee is computed at the annual rate of 0.65% on the first $500 million of each Fund's average net assets, 0.55% on the next $500 million of each Fund's average net assets and 0.45% on each Fund's average net assets over $1 billion.

^

     The Company also has entered into an Administrative Services Agreement (the "Administrative Agreement") with ^ INVESCO. Pursuant to the Administrative Agreement, ^ INVESCO performs certain administrative, recordkeeping and internal sub-accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing sub-accounting and recordkeeping services for Fund shareholder accounts maintained by certain retirement and employee benefit plans for the benefit of participants in such plans. For such services, each Fund pays ^ INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund. ^ INVESCO also is paid a fee by each Fund for providing transfer agent services. See "Additional Information."

     The management and custodial services provided to the Funds by INVESCO and the Funds' custodian, and the services provided to shareholders by INVESCO and IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Funds' securities trades, their share pricing and their account services. The Funds and their service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with noncomplying computer systems of others. INVESCO plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

     Each Fund's expenses, which are accrued daily, are ^ deducted from each Fund's total income before dividends are paid. Total expenses (prior to any expense offset arrangements) of the Capital Goods Fund and the Communications Fund for the fiscal year ended July 31, ^ 1998 including investment management fees (but excluding brokerage commissions, which are included as a cost of acquiring securities), amounted to ^ 1.97% and ^ 1.32%, respectively, of each Fund's average net assets. Certain expenses for the Capital Goods Fund and the Communications Fund are voluntarily absorbed by ^ INVESCO ^ pursuant to a commitment to the Fund in order to ensure that ^ each Fund's total operating expenses do not exceed 2.00%. This commitment may be changed following consultation with the Company's board of directors.

     ^ INVESCO places orders for the purchase and sale of portfolio securities with brokers and dealers based upon ^ INVESCO's evaluation of such ^ brokers' and dealers' financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How Shares Can Be Purchased - Distribution Expenses," the Company may market shares of the Funds through intermediary brokers ^ and dealers that have entered into Dealer Agreements with ^ INVESCO or IDI, as the Funds' distributor. The Funds may place orders for portfolio transactions with qualified ^ brokers and dealers that recommend the Funds, or sell shares of the Funds to clients, or act as agent in the purchase of Fund shares for clients, if ^ INVESCO believes that the quality of execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.

^


HOW SHARES CAN BE PURCHASED

     Shares of each Fund are sold on a continuous basis by IDI, as the Funds' distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Funds. To purchase shares of either or both Funds, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

                           INVESCO Funds Group, Inc.
                           Post Office Box 173706
                           Denver, Colorado  80217-3706

     Purchase orders must specify the Fund in which the investment is to be made.


     The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the section entitled "Services Provided By The ^ Funds," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual
Retirement Account ("IRA"), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) ^ INVESCO may permit a lesser amount to be invested in a Fund under a federal income tax-deferred retirement plan (other than an IRA account), or under a group investment plan qualifying as a sophisticated investor; and (4) ^ INVESCO reserves the right to increase, reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund.

     The purchase of Fund shares can be expedited by placing bank wire, overnight courier or telephone orders. Overnight courier orders must meet the above minimum requirements. In no case can a bank wire order or telephone order be in an amount less than $1,000. For further information, the purchaser may call the Funds' office by using the telephone number on the cover of this Prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO ^, at 7800 E. Union Avenue, Denver, CO 80237.

     Orders to purchase shares of either Fund can be placed by telephone. Shares of the Funds will be issued at the net asset value per share next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the respective Fund within three business days or the transaction may be ^ canceled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. ^ INVESCO has agreed to indemnify the Funds for any losses resulting from such cancellations of telephone purchases.

     If your check does not clear, or if a telephone purchase must be ^ canceled due to nonpayment, you will be responsible for any related loss a Fund or ^ INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Funds have the option to redeem shares from any identically registered account in the Funds or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.

     Persons who invest in the Funds through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with a Fund in any transaction. In that event, there is no such charge. IDI or ^ INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Funds.

     Each Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of ^ INVESCO, such rejection is in the best interest of the Fund.


     Net asset value per share is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for each Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of that Fund. If market quotations are not readily available, a security or other asset will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.


     Distribution Expenses. Each Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to IDI to permit IDI, at its discretion, to engage in certain activities and provide certain services approved by the board of directors of the Company in connection with the distribution of the Fund's shares to investors. These activities and services may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO- and IDI-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

     In addition, other permissible activities and services include advertising, ^ preparation, printing and distribution of sales literature, printing and distribution of prospectuses to prospective investors, and such other services and promotional activities for the Funds as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These ^ services and activities may be conducted by the staff of INVESCO, IDI or ^ their affiliates or by third parties.

     Under the Plan, the ^ Funds' payments to IDI ^ are limited to an amount computed at an annual rate of 0.25% of each Fund's average net assets during the month. IDI is not entitled to payment for overhead expenses under the Plan, but may be paid for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of ^ INVESCO or IDI whose primary responsibilities involve marketing shares of the INVESCO funds, including the Funds. Payment amounts by each Fund under the Plan, for any month, may only be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls. Therefore, any obligations incurred by IDI in excess of the limitations described above will not be paid by the Funds and will be borne by IDI. In addition, IDI and its affiliates may from time to time make additional payments from ^ their revenues to securities dealers, financial advisers and financial institutions that provide distribution-related and/or administrative services for the Funds. No further payments will be made by a Fund under the Plan in the event of the Plan's termination. Payments made by a Fund may not be used to finance directly the distribution of shares of any other Fund of the Company or other mutual fund advised by ^ INVESCO and distributed by IDI. However, payments received by IDI which are not used to finance the distribution of shares of the Fund became part of IDI's revenues and may be used by IDI for ^ activities ^ that promote distribution of any of the mutual funds advised by ^ INVESCO. Subject to review by the ^ Company's directors^, payments made by each Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate. IDI will bear any distribution- and service-related expenses in excess of the amounts which are compensated pursuant to the Plan. The Plan also authorizes any financing of distribution which may result from IDI's use of its own resources,^ provided that such fees are legitimate and not excessive. For more information see "How Shares Can Be Purchased - ^ Distribution Plan" in the Statement of Additional Information.


SERVICES PROVIDED BY THE FUNDS


     Shareholder Accounts. ^ INVESCO maintains a share account that reflects the current holdings of each shareholder. Share certificates will be issued only upon specific request. Since certificates must be carefully safeguarded, and must be surrendered in order to exchange or redeem Fund shares, most shareholders do not request share certificates in order to facilitate such transactions. Each shareholder is sent a detailed confirmation of each transaction in shares of the Funds. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Funds' office by using the telephone number on the cover of this Prospectus.

     Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share of that Fund in effect on the ex-dividend or ex-distribution date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised by ^ INVESCO and distributed by IDI, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to ^ INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting ^ INVESCO.

     Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by ^ INVESCO having a total value of $10,000 or more; provided, however, that at the time the

Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, ^ INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by ^ INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting ^ INVESCO.

     Exchange Policy. Shares of either Fund may be exchanged for shares of any other Fund of the Company, as well as for shares of any of the following other no-load mutual funds, which are also advised by ^ INVESCO and distributed by IDI, on the basis of their respective net asset values at the time of the exchange: ^ INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Equity Funds, Inc. (formerly, INVESCO Capital Appreciation Funds, Inc.), INVESCO Flexible Funds, Inc. (formerly, INVESCO Multiple Asset Funds, Inc.), INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc.^, INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust.

     An exchange involves the redemption of shares in a Fund and investment of the redemption proceeds in shares of another Fund of the Company or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to ^ INVESCO, using the telephone number or address on the ^ back of this Prospectus. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the Fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the Fund's applicable minimum subsequent investment requirements.


     The option to exchange Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing the telephone exchange option, the investor has agreed that the Funds will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The Funds employ procedures, which they believe are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if a Fund fails to follow these or other reasonable procedures, the Fund may be liable.

     In order to prevent abuse of this policy to the disadvantage of other shareholders, each Fund reserves the right to terminate the exchange option of any shareholder who requests more than four exchanges in a year. A Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange policy also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the Investment Company Act of 1940, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange policy will be given at least 60 days prior to the date of termination or the effective date of the modification.


     Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences. Shareholders interested in exercising the exchange option may contact ^ INVESCO for information concerning their particular exchanges.

     Automatic Monthly Exchange. Shareholders who have accounts in any one or more of the mutual funds distributed by IDI may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Policy" on a monthly basis. The minimum monthly exchange in this program is $50.00. This automatic exchange program can be changed by the shareholder at any time by notifying ^ INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting ^ INVESCO.

     EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by contacting ^ INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting ^ INVESCO.

     Direct Payroll Purchase. Shareholders may elect to have their employer make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder, by notifying the employer. Further information regarding this service can be obtained by contacting ^ INVESCO.

     Tax-Deferred Retirement Plans. Shares of either Fund may be purchased for self-employed individual retirement plans, ^ various individual retirement accounts ("IRAs"), simplified employee pension plans and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.


     Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from ^ INVESCO. ITC, an affiliate of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call ^ INVESCO at the telephone number listed on the ^ back of this Prospectus or send a written request to: Retirement Services, INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706.


HOW TO REDEEM SHARES

     Shares of either Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Funds' office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.


     If the shares to be redeemed are represented by stock certificates, a written request for redemption signed by the registered shareholder(s) and the certificates must be forwarded to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not ^ post office box, of INVESCO ^ at 7800 E. Union Avenue, Denver, CO 80237. If no certificates have been issued, a written redemption request signed by each registered owner of the account may be submitted to ^ INVESCO at the post office box address noted above. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specific information. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of broker-dealers may differ from those applicable to other shareholders.


     Be careful to specify the account from which the redemption is to be made. Shareholders have a separate account for each Fund in which they invest.

     Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, or when an emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which will take up to 15 days).


     If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in a Fund account, ^ INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.


     Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, each Fund reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.


     Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250) held in accounts maintained in their name by telephoning redemption instructions to ^ INVESCO, using the telephone number on the ^ back of this Prospectus. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder's Fund account, or wired (minimum of $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Funds charge no fee for effecting such telephone redemptions. Unless ^ INVESCO permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. These telephone redemption privileges may be modified or terminated in the future at the discretion of ^ INVESCO.

     For ITC-sponsored federal income tax-deferred retirement plans ^, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Shareholders should understand that, while the Funds will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.

     ^ Redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Funds will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The Funds employ procedures, which they believe are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if a Fund fails to follow these or other reasonable procedures, the Fund may be liable.

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS


     Taxes. Each Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from certain foreign currency transactions, if any^. Distribution of all net investment income to shareholders allows the Funds to maintain their tax status as regulated investment ^ companies. The Funds do not expect to pay any federal income or excise taxes because of their tax status as regulated investment companies.

     Shareholders^ must include all dividends and other distributions ^ as taxable income for federal, state and local income tax purposes, unless they are exempt from income taxes. Dividends and other distributions are taxable whether they are received in cash or automatically reinvested in shares of ^ either Fund or another fund in the INVESCO group.

     Net realized capital gains of the Funds are classified as short-term and long-term gains depending upon how long ^ a Fund held the security that gave rise to the gains. Short-term capital gains are included in income from dividends and interest as ordinary income and are taxed at the taxpayer's marginal tax rate. ^ Long-term gains realized between May 7, 1997 and July 28, 1997 on the sale of securities held for more than ^ 12 months are taxable at a ^ maximum rate of 20% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than one year but not for more than 18 months are taxable at a ^ maximum rate of 20% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than 18 months are taxable at a maximum rate of 20% (depending on the shareholder's marginal tax rate). Beginning January 1, 1998, the IRS Restructuring and Reform Act of 1998, signed into law on July 24, 1998, lowers the holding period for long-term capital gains entitled to the 20% capital gains tax rate from 18 months to 12 months. Accordingly, all long-term gains realized after December 31, 1997 on the sale of securities held for more than 12 months will be taxable at a maximum rate of 20%. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders. Shareholders should consult their tax advisers as to the effect of ^ distributions by the Funds ^.

     Shareholders ^ may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid. Capital gains on shares held for more than one year will be long-term capital gains, in which event they will be subject to federal income tax at the rates indicated above.

     Each Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Funds.


     Individuals and certain other non-corporate shareholders may be subject to backup withholding of 31% on dividends, capital gains and other distributions and redemption proceeds. ^ Shareholders can avoid backup withholding on ^ their Fund account by ensuring that ^ INVESCO has a correct, certified tax identification number, unless the shareholder is subject to backup withholding for other reasons.^

     ^ Shareholders should consult a tax adviser with respect to these matters. For further information see "Dividends, Other Distributions ^ And Taxes" in the Statement of Additional Information.



     Dividends and Other Distributions. Each Fund earns ordinary or net investment income in the form of interest and dividends ^ on its investments. Dividends paid by each Fund will be based solely on ^ net investment income earned by it. Each Fund's policy is to distribute substantially all of this income, less ^ expenses, to shareholders on an annual basis, at the discretion of the ^ Company's board of directors. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the payable date unless otherwise requested.

     In addition, each Fund realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital ^ gain. Net realized capital gains, if any, together with gains^ realized on foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital ^ gain distributions are automatically reinvested in additional shares of the Fund at net asset value on the payable date unless otherwise requested.

     Dividends and other distributions are paid to ^ shareholders who hold shares on the record date of distribution, regardless of how long the Fund shares have been held by the shareholder. The Fund's share price will then drop by the amount of the distribution on the ex-dividend or ex-distribution date. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution.


ADDITIONAL INFORMATION


     Voting Rights. All shares of the Funds have equal voting rights, based on one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a fund-by-fund basis. When not all funds are affected by a matter to be voted upon, only shareholders of the fund or funds affected by the matter will be entitled to vote thereon. The Company is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of ^ a Fund or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

     Master/Feeder  Option.  The  Company  may in the  future  seek to achieve a
Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by ^ INVESCO in substantially the same manner as the existing Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the shareholders of the affected Fund. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best
interests  of  the  respective  Fund  and  its  shareholders.   In  making  that
determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.


     Shareholder Inquiries. All inquiries regarding the Funds should be directed to the Funds at the telephone number or mailing address set forth on the cover page of this Prospectus.


     Transfer and Dividend Disbursing Agent. INVESCO ^, 7800 E. Union Ave., Denver, Colorado 80237, also acts as registrar, transfer agent, and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement which provides that each Fund will pay an annual fee of $20.00 per shareholder account or, where applicable, per participant in an omnibus account. The transfer agency fee is not charged to each shareholder's or participant's account, but is an expense of ^ each Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of ^ INVESCO, may provide sub-transfer agency or recordkeeping services to a Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by ^ INVESCO. In such cases, ^ INVESCO may pay the third party an annual sub-transfer agency or recordkeeping fee out of the transfer agency fee which is paid to ^ INVESCO by each Fund.

                                           ^ INVESCO SPECIALTY FUNDS, INC.

                                           INVESCO Worldwide Capital Goods Fund
                                           INVESCO Worldwide Communications Fund


                                           Two no-load  mutual funds  investing
                                           globally   in   designated    market
                                           sectors.


                                           PROSPECTUS
                                           December 1, 1998


INVESCO FUNDS


INVESCO Distributors, ^ Inc.(SM)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:

Cherry Creek
155-B Fillmore Street;
Denver Tech Center
7800 East Union Avenue
Lobby Level

In addition,  all documents
filed by the Company with the
Securities & Exchange Commission
can be located on a ^ web site
maintained by the Commission at
http://www.sec.gov.

PROSPECTUS
December 1, ^ 1998


                       INVESCO EUROPEAN SMALL COMPANY FUND

     INVESCO European Small Company Fund (the "Fund") seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of European companies whose individual equity market capitalizations would place them (at the time of purchase) in the same size range as companies in approximately the lowest 25% of market capitalization of companies that have equity securities listed on a U.S. national securities exchange or trade in the NASDAQ system ("small companies"). Based on this policy, the companies held by the Fund will typically have equity market capitalizations under $1 billion. Additionally, the Fund will, under normal circumstances, invest at least 65% of its total assets in issuers domiciled in at least five countries, although the Fund's investment adviser expects the Fund's investments to be allocated among a larger number of countries. In this regard, no more than 50% of the Fund's total assets will be invested in any one country. For a description of risks inherent in investing in the Fund see "Risk Factors" and "Portfolio Turnover." The Fund is not intended as a complete investment program due to risks of investing in the Fund. See the section entitled "Risk Factors."


     The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund consisting of seven separate ^ portfolios of investments. This Prospectus relates to shares of the INVESCO European Small Company Fund. Separate prospectuses are available upon request from INVESCO Distributors, Inc. for the Company's other funds: INVESCO Worldwide Capital Goods Fund, INVESCO Worldwide Communications Fund, INVESCO Latin American Growth Fund, INVESCO Asian Growth Fund, INVESCO Realty Fund and INVESCO S&P 500 Index Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered in the future.

     This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information dated December 1, ^ 1998 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. To ^ request a free copy, write to INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085; or visit our web site ^ at http://www.invesco.com.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ^, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                                 TABLE OF CONTENTS


                                                                            Page

ANNUAL FUND EXPENSES..........................................................41

FINANCIAL HIGHLIGHTS..........................................................43

PERFORMANCE DATA..............................................................45

INVESTMENT OBJECTIVE AND POLICIES.............................................45

RISK FACTORS..................................................................51

THE FUND AND ITS MANAGEMENT...................................................54


^ HOW SHARES CAN BE PURCHASED.................................................57


SERVICES PROVIDED BY THE FUND.................................................61

HOW TO REDEEM SHARES..........................................................63

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS......................................64

ADDITIONAL INFORMATION........................................................66

ANNUAL FUND EXPENSES


     The Fund is no-load; there are no fees to purchase, exchange or redeem shares. The Fund, however, is authorized to pay a ^ Rule 12b-1 distribution fee of one quarter of one percent of the Fund's average net assets each year. (See "How Shares Can Be Purchased -^ Distribution Expenses.") Lower expenses benefit Fund shareholders by increasing the Fund's total return.

     Annual operating expenses are calculated as a percentage of the Fund's average annual net assets. To keep expenses competitive, INVESCO Funds Group, Inc. ("INVESCO") and INVESCO Asset Management Limited ("IAML") voluntarily reimburse the Fund for certain expenses in excess of 2.00% (excluding excess amounts that have been offset by the expense offset arrangements described below) of the Fund's average net assets.


Shareholder Transaction Expenses
--------------------------------
Sales load "charge" on purchases                                            None
Sales load "charge" on reinvested dividends                                 None
Redemption fees                                                             None
Exchange fees                                                               None

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)


Management Fee                                                             0.75%
12b-1 Fees                                                                 0.25%
Other Expenses(1)(2)                                                     ^ 1.04%
  Transfer Agency Fee(3)                                    ^ 0.58%
  General Services, Administrative                          ^ 0.46%
    Services, Registration, Postage(4)
Total Fund Operating Expenses                                            ^ 2.04%
  (after voluntary expense limitation)(1)(2)

     (1) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian and transfer agency fees and pricing expenses were reduced under expense offset arrangements. However, as a result of an SEC requirement ^, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the ^ Ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect reductions for periods prior to the fiscal year ended July 31, 1996. See "The Fund ^ And Its Management."

     (2) ^ Certain Fund expenses are voluntarily absorbed by INVESCO Funds Group, Inc. and INVESCO Asset Management Limited ("IAML"). In the absence of such absorbed expenses, the Fund's "Other Expenses" and "Total Fund Operating Expenses" in the above table would have been 1.06% and 2.06%, respecctively, of the Fund's average net assets based on the actual expenses of the Fund for the fiscal year ended July 31, 1998. See "The Fund And Its Management."


     (3) Consists of the transfer agency fee described under "Additional Information - Transfer and Dividend Disbursing Agent."

     (4) Includes, but is not limited to, fees and expenses of directors, custodian bank, legal counsel and independent accountants, securities pricing services, costs of administrative services furnished under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

Example

     A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


               1 Year           3 Years           5 Years           10 Years
               ------           -------           -------           --------
                ^ $21               $64              $111               $238

     The purpose of the foregoing expense table and Example is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses are paid from the Fund's assets. (See "The Fund ^ And Its Management.") The Fund charges no sales loads, redemption fees, or exchange fees. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

     ^ Because the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

INVESCO Specialty Funds, Inc.
FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)


     The following information has been audited by ^ PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the ^ Report of Independent Accountants thereon appearing in the Company's ^ 1998 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown ^ on the back cover of this Prospectus.

INVESCO European Small Company Fund




                                                                                                          Period
                                                                                                           Ended
                                                                             Year Ended July 31          July 31
                                                      -----------------------------------------  ---------------
                                                        1998             1997              1996         1995(a)^
PER SHARE DATA
Net Asset Value -
     Beginning of Period                              $16.29           $15.08            $11.56           $10.00
                                                      -----------------------------------------  ---------------
INCOME FROM INVESTMENT
     OPERATIONS
Net Investment Income
     (Loss)(b)                                          0.00           (0.05)              0.07             0.04
Net Gains on Securities
     (Both ^ Realized and
     Unrealized)                                        2.82             1.79              3.52             1.56
                                                      -----------------------------------------  ---------------
Total from Investment
     Operations                                         2.82             1.74              3.59             1.60
                                                      -----------------------------------------  ---------------
LESS DISTRIBUTIONS
Dividends from Net
     Investment Income                                  0.00             0.00              0.07             0.04
Distributions from
     Capital ^ Gains                                    3.45             0.53              0.00             0.00
                                                      -----------------------------------------  ---------------
Total Distributions                                     3.45             0.53              0.07             0.04
                                                      -----------------------------------------  ---------------
Net Asset Value -
     End of Period                                    $15.66           $16.29            $15.08           $11.56
                                                      =========================================  ===============

TOTAL RETURN                                          24.15%           11.71%            31.07%       15.98%(c)^




RATIOS
Net Assets - End of Period



     ($000 Omitted)                                  $71,532          $75,057           $94,261           $3,801
Ratio of Expenses to
     Average ^ Net Assets^(d)                       2.04%(e)         1.62%(e)          1.68%(e)         2.00%(f)
Ratio of Net Investment
     Income ^(Loss) to
     Average Net Assets^(d)                          (0.48%)          (0.18%)             1.23%        2.37%(f)^
Portfolio Turnover Rate                                ^ 98%              87%              141%            0%(c)


^(a) From February 15, 1995, commencement of investment operations,  to July 31,
     1995.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1998.

(c)^ Based on operations for the period shown and, accordingly, are not representative of a full year.

^(d) Various  expenses  of the Fund were  voluntarily  absorbed by INVESCO ^ and
     IAML for the year ended July 31, 1998 and the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.06% and 10.17% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (0.50%) and (5.80%) (annualized), respectively.^

^(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser and Sub-Adviser, which is before any expense offset arrangements.

^(f) Annualized

PERFORMANCE DATA


     From time to time, the Fund may advertise its total return performance. These figures are based upon historical earnings and are not intended to indicate future performance. The "total return" of the Fund refers to the annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and other distributions, to the end of a specified period. Periods of one year, five years, ten years and/or life of the Fund are used if available. ^ Any given report of total return performance should not be considered as representative of future performance. The Fund charges no sales loads, redemption fees, or exchange fees which would affect the total return computation.


     In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance for a given period and performance of recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, the James Capel European Smaller Companies Index, the Hoare Govette Smaller Companies Index, the FT-Actuaries Europe Index and the Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in advertising. The Lipper
Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "International Small Company" Lipper mutual fund grouping, in addition to the broad-based Lipper general fund grouping.

INVESTMENT OBJECTIVE AND POLICIES


     ^ The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of European companies whose individual equity market capitalizations would place them (at the time of purchase) in the same size range of companies in approximately the lowest 25% of market capitalization of companies that have equity securities listed on a U.S. national securities exchange or traded in the NASDAQ system ("small companies"). Based on this policy, the companies held by the Fund will typically have equity market capitalizations under $1 billion. The foregoing investment objective is fundamental and may not be changed without the approval of the INVESCO European Small Company shareholders. The balance of the Fund's assets may be invested in securities of companies other than European companies and companies whose capitalization exceeds that of small companies. The Fund defines securities of European companies as follows: (1) securities of companies organized under the laws of a European country; (2) securities of companies for which the principal securities trading market is in Europe; (3) securities issued or guaranteed by a government agency, instrumentality, political subdivision, or central bank of a European country; (4) securities of companies, wherever organized, with at least 50% of the issuer's assets, gross revenues, or profit in any one of the two most recent fiscal years derived from activities or assets in Europe; or (5) securities of European companies, as defined above, in the form of depository receipts or shares. The Fund has not established any minimum investment standards, such as earnings history, type of industry, dividend payment history, etc., with respect to the Fund's investments in foreign equity securities and, therefore, investors in the Fund should consider that investments may consist in part of securities which may be deemed to be speculative.

     Additionally, under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least five countries, although the Fund's adviser or sub-adviser (collectively, "Fund Management") expects the Fund's investments to be allocated among a larger number of countries. For purposes of this Fund, investments may be made in any countries located on the European continent (which extends as far east as Russia) including, but not limited to, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Holland, Ireland, Italy, Luxembourg, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom. In that regard, no more than 50% of the Fund's total assets will be invested in securities issued by companies domiciled in any one country. The economies of European countries may vary widely in their condition, and may be subject to sudden changes that could have a positive or negative impact on the Fund. The securities in which the Fund invests will typically be listed on the principal stock exchanges in these countries, or in the secondary or junior markets, although the Fund may purchase securities listed on the over-the-counter market in these countries. While the Fund's investment adviser believes that smaller companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, Fund Management expects, under normal market conditions, to vary its portfolio investments by company, industry and country. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

     Under normal conditions, the Fund will invest primarily in equity securities (common stocks and, to a lesser degree, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities) which are discussed more fully in the Statement of Additional Information. In selecting the equity securities in which the Fund invests, Fund Management attempts to identify small companies it believes offer favorable long-term growth potential. It also invests in companies which may receive greater market recognition over time. The Fund's investments in small capitalization stocks may include companies that have limited operating histories, product lines, and financial and managerial resources. These companies may be subject to intense competition from larger companies, and their stock may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth.

     Consistent with its investment objectives, the balance of the Fund's assets may be invested in fixed-income securities (corporate bonds, commercial paper, debt securities issued by the U.S. government, its agencies and instrumentalities, or foreign governments and, to a lesser extent, municipal bonds, asset-backed securities and zero coupon bonds). The Fund may invest up to 15% of its total assets in debt securities that are rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, that are judged by Fund Management to be equivalent in quality to debt securities having such ratings (commonly referred to as "junk bonds"). In no event will a Fund ever invest in a debt security rated below CCC by S&P or Caa by Moody's or, if unrated, judged by Fund Management to be equivalent in quality to debt securities having such ratings. The risks of investing in lower rated debt securities are discussed below under "Risk Factors."


     The amounts invested in stocks, bonds and cash securities may ^ vary from time to time, depending upon Fund Management's assessment of business, economic and market conditions. In periods of ^ unfavorable economic and market conditions, as determined by Fund Management, the Fund may depart from its basic investment objective and assume a ^ defensive position^ by temporarily investing up to 100% of its assets ^ in high-quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements ^, seeking to protect its assets until conditions stabilize. The Fund reserves the right to hold equity, fixed income and cash securities in whatever proportion is deemed desirable at any given time for temporary defensive purposes. While a Fund is in a defensive position, the opportunity to achieve capital appreciation will be limited; however, the ability to maintain a temporary defensive position enables the Fund to seek to avoid capital losses during market downturns. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in cash securities.


     In order to hedge its portfolio, the Fund may purchase and write options on securities (including index options and options on securities), and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices
(collectively, "futures contracts"), options on futures contracts, forward contracts and interest rate swaps and swap-related products. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. These practices and instruments, some of which are known as derivatives, and their risks are discussed below under "Risk Factors" and in the Statement of Additional Information.

     Additional information on certain types of securities in which the Fund may invest is set forth below:


     When-Issued Securities.^ The Fund may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell equity or debt securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month or more later). The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities are generally fixed at the time the Fund enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund maintains cash, U.S. government securities, or other liquid securities having an aggregate value equal to the amount of such purchase commitments in a segregated account until payment is made.

     Illiquid and Rule 144A Securities.^ The Fund may invest in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

     ^ The Fund may purchase certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to ^ INVESCO the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

     The settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries.


     Repurchase Agreements.^ The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers, which are deemed creditworthy. A repurchase agreement, which may be considered a "loan" under the Investment Company Act of 1940, is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) subject to resale to the seller at an agreed-upon price and date (normally, the next business day). In the event that the original seller defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell such security. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of its net assets would be invested in such repurchase agreements and other illiquid securities. The Fund has not adopted any limit on the amount of its net assets that may be invested in repurchase agreements maturing in seven days or less.

     Securities Lending.^ The Fund also may lend its securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities of the type described in this Prospectus in pursuit of the Fund's investment objective. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Cash collateral will be invested only in high quality short-term investments offering maximum liquidity. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Fund monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of the loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

     Portfolio Turnover.^ There are no fixed limitations regarding portfolio turnover for the Fund's portfolio. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, investment considerations warrant such action. In addition, portfolio turnover rates may increase as a result of large amounts of purchases or redemptions of Fund shares due to economic, market or other factors that are not within the control of Fund Management. As a result, while it is anticipated that the portfolio turnover rates for the Fund's portfolio generally will not exceed 200%, under certain market conditions these portfolio turnover rates may exceed 200%. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case, and may result in the acceleration of realized capital gains or losses that are taxable when distributed to shareholders. The Fund's portfolio turnover rates are set forth under "Financial Highlights" and, along with the Fund's brokerage allocation policies, are discussed in the Statement of Additional Information.


     Investment Restrictions.^ The Fund is subject to a variety of restrictions regarding its investments that are set forth in this Prospectus and in the
Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental, and may not be altered without the approval of the Fund's shareholders. Such fundamental investment restrictions include the restrictions which prohibit the Fund from: lending more than 33-1/3% of its total assets to other parties (excluding purchases of commercial paper, debt securities and repurchase agreements); investing more than 25% of the value of the Fund's total assets in any one industry (other than government securities); with respect to 75% of its total assets, purchasing the securities of any one issuer (other than cash items and government securities) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to own more than 10% of the outstanding voting securities of the issuer; and borrowing money or issuing senior securities except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) including entering into reverse repurchase agreements. However, unless otherwise noted, the Fund's investment restrictions and its investment policies are not fundamental and may be changed by action of the Company's board of directors. Unless otherwise noted, all percentage limitations contained in the Fund's investment policies and restrictions apply at the time an investment is made. Thus, subsequent changes in the value of an investment after purchase or in the value of the Fund's total assets will not cause any such limitation to have been violated or to require the disposition of any investment, except as otherwise required by law. If the credit ratings of an issuer are lowered below those specified for investment by the Fund, the Fund is not required to dispose of the obligations of that issuer. The determination of whether to sell such an obligation will be made by Fund Management based upon an assessment of credit risk and the prevailing market price of the investment. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. The Fund attempts to minimize such fluctuations by not purchasing additional securities when borrowings, including reverse repurchase agreements, are greater than 5% of the value of the Fund's total assets. As a fundamental policy in addition to the above, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. See "Additional Information - ^ Master/Feeder Option."


RISK FACTORS

     There can be no assurance that the Fund will achieve its investment objective. The Fund's investments in common stocks and other equity securities may, of course, decline in value. There is typically less publicly available information concerning foreign and small companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.


     ^ Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.

     Foreign Securities. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency risk (i.e., changes in the value of the currencies in which the securities are denominated relative to the U.S. dollar). In a period when the U.S. dollar generally rises against a foreign currency, the returns for a U.S. investor on foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities generally are enhanced.


     Other risks and considerations of international investing include the following: differences in accounting, auditing and financial reporting standards which may result in less publicly available information than is generally available with respect to U.S. issuers; generally higher commission rates on foreign portfolio transactions and longer settlement periods; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on the Fund's investment income on foreign securities, which may reduce dividend or capital gains income payable to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; potential restrictions on the flow of international capital; and the possibility of a Fund experiencing difficulties in pursuing legal remedies and collecting judgments. The Fund's investments in foreign securities may include investments in developing countries. Many of these securities are speculative and their prices may be more volatile than those of securities issued by companies located in more developed countries.

     ^ Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). EMU intends to establish a common European currency for EMU countries which will be known as the "euro." Each participating country presently plans to adopt the euro as its currency on January 1, 1999. The old national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The planned introduction of the euro presents some uncertainties and possible risks, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; whether exchange rates for existing currencies and the euro will be adequately established; and whether suitable clearing and settlement systems for the euro will be in operation. These and other factors may cause market disruptions before or after January 1, 1999 and could adversely affect the value of securities held by the Fund.

     After January 1, 1999, the introduction of the euro is expected to impact European capital markets in ways that it is impossible to quantify at this time. For example, investors may begin to view EMU countries as a single market, and that may impact future investment decisions for the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may impact the fiscal and monetary policies of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     Lower Rated Securities. The Fund's investments in fixed-income securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by S&P and Moody's provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

     Market risk relates to the fact that the market values of the debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values. Although Fund Management limits the Fund's investments in fixed-income securities to securities it believes are not highly speculative, both kinds of risk are increased by investing in debt securities rated below the top three grades by S&P or Moody's or, if unrated, securities determined by Fund Management to be of equivalent quality. Although bonds in the lowest investment grade debt category (those rated BBB by S&P or Baa by Moody's) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Lower rated bonds are commonly known as "junk bonds." Those so rated by Moody's (categories Ba, B, Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by S&P (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. For a specific description of each corporate bond rating category, please refer to Appendix B to the Statement of Additional Information.


     Futures, Options and Other Derivative Instruments.^ The use of futures, options, forward contracts and swaps exposes the Fund to additional investment risks and transaction costs, and as a result, no more than 5% of the Fund's total assets will be committed to such investments. If Fund Management seeks to protect the Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, the Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. Further information on the use of futures, options, forward foreign currency contracts and swaps and swap-related products, and the associated risks, is contained in the Statement of Additional Information.

THE FUND AND ITS MANAGEMENT

     The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 12, 1994, under the laws of Maryland.


     The Company's board of directors has responsibility for overall supervision of the Fund, and reviews the services provided by the adviser. Under ^ an agreement with the Company, INVESCO ^, 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. Under this agreement, ^ INVESCO is primarily responsible for providing the Fund with various administrative services and supervising the Fund's daily business affairs. These services are subject to review by the Company's board of directors.

     Pursuant to an agreement with ^ INVESCO, IAML serves as the sub-adviser to the Fund. IAML also acts as sub-adviser to the INVESCO European Fund, the INVESCO Pacific Basin Fund, the INVESCO International Growth Fund, the INVESCO Emerging Markets Fund and the INVESCO Latin American Growth Fund. IAML, subject to the supervision of ^ INVESCO, is primarily responsible for selecting and managing the Fund's investments. ^

     Pursuant to an agreement with the Company, ^ INVESCO Distributors, Inc. ("IDI") ^ is the Fund's distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by ^ INVESCO. Prior to September 30, 1997, ^ INVESCO served as the Fund's distributor.

     ^ INVESCO, IAML and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world. ^ INVESCO and IAML continued to operate under their existing names. AMVESCAP PLC ^ had approximately ^ $261 billion in assets under management^ as of June 30, 1998. INVESCO was established in 1932 and, as of July 31, ^ 1998, managed 14 mutual funds, consisting of ^ 49 separate portfolios, with combined assets of approximately ^ $19.6 billion on behalf of ^ 884,099 shareholders.

     The following individuals serve as lead portfolio managers for the Fund and are supported by a team of fund managers primarily responsible for determining, in accordance with a senior investment policy group, the country-by-country allocation of the portfolio's assets, overall stock selection and the ongoing implementation and risk control policies applicable to the portfolio:

Andy Crossley                       Co-portfolio manager of the Fund since
                                    1995 (inception); Fund manager of INVESCO
                                    Asset Management Limited (1991 to
                                    present); began investment career in
                                    1988; B.S.-Banking and Finance,
                                    Loughborough University; Associate of the
                                    Chartered Institute of Bankers.


Claire Griffiths                    Co-portfolio manager of the Fund since
                                    1995 (inception); Fund manager of INVESCO
                                    Asset Management Limited (1991 to
                                    present); began investment career in
                                    1989; M.A., St. John's College,
                                    Cambridge.


     Mr.  Crossley  and  Ms.  Griffiths  head  a  team  of  individual   country
specialists who are responsible for managing security selection for their assigned country and sector within the parameters established by the investment policy group of IAML, sub-adviser to the Fund.


     Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Funds or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

     The Fund pays INVESCO a monthly management ^ fee which is based upon a percentage of the Fund's average net assets ^, determined daily. The ^ management fee is computed at the annual rate of 0.75% on the first $500 million of the Fund's average net assets, 0.65% on the next $500 million of the Fund's average net assets and 0.55% on the Fund's average net assets over $1 billion.

     Out of ^ the advisory fee which it receives from the Fund, ^ INVESCO pays IAML, as the Fund's sub-adviser, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the ^ Fund's average net assets, ^ 0.2167% on the next $500 million of the ^ Fund's average net assets and ^ 0.1833% on the ^ Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.22% on the Fund's average net assets in excess of $1 billion). No fee is paid by the ^ Fund to IAML.

     The Company also has entered into an Administrative Services Agreement (the "Administrative Agreement") with ^ INVESCO. Pursuant to the Administrative Agreement, ^ INVESCO performs certain administrative, recordkeeping and internal sub-accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing sub-accounting and recordkeeping services for Fund shareholder accounts maintained by certain retirement and employee benefit plans for the benefit of participants in such plans. For such services, the Fund pays ^ INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund. ^ INVESCO also is paid a fee by the Fund for providing transfer agent services. See "Additional Information."

     The management and custodial services provided to the Fund by INVESCO and the Fund's custodian, and the services provided to shareholders by INVESCO and IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with noncomplying computer systems of others. INVESCO plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

     The Fund's expenses, which are accrued daily, are ^ deducted from the Fund's total income before dividends are paid. Total expenses (prior to any expense offset arrangement) of the Fund for the fiscal period ended July 31, ^ 1998, including investment management fees (but excluding brokerage commissions, which are included as a cost of acquiring securities), amounted to ^ 2.04% of the Fund's average net assets. Certain expenses for the Fund are voluntarily absorbed by ^ INVESCO and IAML pursuant to a commitment to the Fund in order to ensure that the Fund's total operating expenses do not exceed 2.00%. This commitment may be changed following consultation with the Company's board of directors.

     Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of such ^ brokers' and dealers' financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How Shares Can Be Purchased - Distribution Expenses," the Company may market shares of the ^ Fund through intermediary brokers or dealers that have entered into

Dealer Agreements with ^ INVESCO or IDI, as the Fund's distributor. The Fund may place orders for portfolio transactions with qualified ^ brokers and dealers that recommend the Funds, or sell shares of the ^ Fund to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. ^



HOW SHARES CAN BE PURCHASED

     Shares of the Fund are sold on a continuous basis by IDI, as the Fund's distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Fund. To purchase shares of the Fund, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

                                    INVESCO Funds Group, Inc.
                                    Post Office Box 173706
                                    Denver, Colorado  80217-3706

     Purchase orders must specify the Fund in which the investment is to be made.

     The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the section entitled "Services Provided By The Fund," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual
Retirement Account ("IRA"), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in a Fund under a federal income tax-deferred retirement plan (other than an IRA account), or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to increase, reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund.


     The purchase of Fund shares can be expedited by placing bank wire, overnight courier or telephone orders. Overnight courier orders must meet the above minimum requirements. In no case can a bank wire order or telephone order be in an amount less than $1,000. For further information, the purchaser may call the Fund's office by using the telephone number on the cover of this Prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO ^ at 7800 E. Union Avenue, Denver, CO 80237.

     Orders to purchase shares of the Fund can be placed by telephone. Shares of the Fund will be issued at the net asset value per share next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the Fund within three business days or the transaction may be ^ canceled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. ^ INVESCO has agreed to indemnify the Fund for any losses resulting from such cancellations of telephone purchases.

     If your check does not clear, or if a telephone purchase must be ^ canceled due to nonpayment, you will be responsible for any related loss the Fund or ^ INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Fund has the option to redeem shares from any identically registered account in the Fund or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.

     Persons who invest in the Fund through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with the Fund in any transaction. In that event, there is no such charge. IDI or ^ INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund.

     The Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of ^ Fund Management, such rejection is in the best interest of the Fund.


     Net asset value per share is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of that Fund. If market quotations are not readily available, a security or other asset will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

     Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to IDI to permit IDI, at its discretion, to engage in certain activities and provide certain services approved by the board of directors of the Company in connection with the distribution of the Fund's shares to investors. These activities and services may include the payment of compensation

(including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO- and IDI-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

     In addition, other permissible activities and services include advertising, ^ preparation, printing and distribution of sales literature, printing and distribution of prospectuses to prospective investors, and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of INVESCO, IDI or ^ their affiliates or by third parties.

     Under the Plan, the ^ Fund's payments to IDI ^ are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets during the month. IDI is not entitled to payment for overhead expenses under the Plan, but may be paid for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of ^ INVESCO or IDI whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Payment amounts by the Fund under the Plan, for any month, may only be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls. Therefore, any obligations incurred by IDI in excess of the limitations described above will not be paid by the ^ Fund and will be borne by IDI. In addition, INVESCO, IDI and ^ their affiliates may from time to time make additional payments from ^ their revenues to securities dealers, financial advisers and financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of the Plan's termination. Payments made by the Fund may not be used to finance directly the distribution of shares of any other Fund of the Company or other mutual fund advised by ^ INVESCO and distributed by IDI. However, payments received by IDI which are not used to finance the distribution of shares of the Fund become part of IDI's revenues and may be used by IDI for ^ activities ^ that promote distribution of any of the mutual funds advised by ^ INVESCO. Subject to review by the ^ Company's directors^, payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate. IDI will bear any distribution- and service-related expenses in excess of the amounts which are compensated pursuant to the Plan. The Plan also authorizes any financing of distribution which may result from

IDI's use of its own resources,^  provided that such fees are legitimate and not
excessive.   For  more  information  see  "How  Shares  Can  Be  Purchased  -  ^
Distribution Plan" in the Statement of Additional Information.


SERVICES PROVIDED BY THE FUND


     Shareholder Accounts. ^ INVESCO maintains a share account that reflects the current holdings of each shareholder. Share certificates will be issued only upon specific request. Since certificates must be carefully safeguarded, and must be surrendered in order to exchange or redeem Fund shares, most shareholders do not request share certificates in order to facilitate such transactions. Each shareholder is sent a detailed confirmation of each transaction in shares of the Fund. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Fund's office by using the telephone number on the cover of this Prospectus.

     Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund at the net asset value per share in effect on the ex-dividend or ex-distribution date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised by ^ INVESCO and distributed by IDI, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to ^ INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting INVESCO.

     Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by ^ INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, ^ INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by ^ INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting ^ INVESCO.

     Exchange Policy. Shares of the Fund may be exchanged for shares of any other fund of the Company, as well as for shares of any of the following other no-load mutual funds, which are also advised by ^ INVESCO and distributed by IDI, on the basis of their respective net asset values at the time of the exchange: ^ INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds,

Inc., INVESCO Equity Funds, Inc. (formerly, INVESCO Capital Appreciation Funds, Inc.), INVESCO Flexible Funds, Inc. (formerly, INVESCO Multiple Asset Funds, Inc.), INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc.^, INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust.

     An exchange involves the redemption of shares in the Fund and investment of the redemption proceeds in shares of another fund of the Company or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to ^ INVESCO using the telephone number or address on the ^ back of this Prospectus. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the Fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the Fund's applicable minimum subsequent investment requirements.


     The option to exchange Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing the telephone exchange option, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

     In order to prevent abuse of this policy to the disadvantage of other shareholders, the Fund reserves the right to terminate the exchange option of any shareholder who requests more than four exchanges in a year. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange policy also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the Investment Company Act of 1940, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange policy will be given at least 60 days prior to the date of termination or the effective date of the modification.


     Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences. Shareholders interested in exercising the exchange option may contact ^ INVESCO for information concerning their particular exchanges.

     Automatic Monthly Exchange. Shareholders who have accounts in any one or more of the mutual funds distributed by IDI may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Policy" on a monthly basis. The minimum monthly exchange in this program is $50.00. This automatic exchange program can be changed by the shareholder at any time by notifying ^ INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting ^ INVESCO.

     EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by contacting ^ INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting ^ INVESCO.

     Direct Payroll Purchase. Shareholders may elect to have their employer make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder, by notifying the employer. Further information regarding this service can be obtained by contacting ^ INVESCO.

     Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for self-employed individual retirement plans, ^ various individual retirement accounts ("IRAs"), simplified employee pension plans and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.

     Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from ^ INVESCO. Institutional Trust Company d/b/a INVESCO Trust Company ("ITC"), an affiliate of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call ^ INVESCO at the telephone number listed on the ^ back of this Prospectus or send a written request to: Retirement Services, INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706.


HOW TO REDEEM SHARES

     Shares of the Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Fund's office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.


     If the shares to be redeemed are represented by stock certificates, a written request for redemption signed by the registered shareholder(s) and the certificates must be forwarded to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not ^ post office box, of INVESCO ^ at 7800 E. Union Avenue, Denver, CO 80237. If no certificates have been issued, a written redemption request signed by each registered owner of the account must be submitted to ^ INVESCO at the post office box address noted above. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specific information. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of broker-dealers may differ from those applicable to other shareholders.


     Be careful to specify the account from which the redemption is to be made. Shareholders have a separate account for each Fund in which they invest.

     Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, or an emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which will take up to 15 days).


     If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in a Fund account, ^ INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.


     Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.


     Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250) held in accounts maintained in their name by telephoning redemption instructions to ^ INVESCO, using the telephone number on the ^ back of this Prospectus. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder's Fund account, or wired (minimum of $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Fund charges no fee for effecting such telephone redemptions. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. These telephone redemption privileges may be modified or terminated in the future at the discretion of ^ Fund Management.

     For federal income tax-deferred retirement plans sponsored by ^ ITC, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Shareholders should understand that, while the Fund will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.

     ^ Redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believe to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.


TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS


     Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from certain foreign currency transactions, if any^. Distribution of all net investment income to shareholders allows the Fund to maintain its tax status as a regulated investment company. ^ The Fund does not expect to pay any federal income or excise taxes because of its tax status as a regulated investment company.

     Shareholders^ must include all dividends and other distributions ^ as taxable income for federal, state and local income tax purposes, unless they are exempt from income taxes. Dividends and other distributions are taxable whether they are received in cash or automatically reinvested in shares of the Fund or another fund in the INVESCO group.

     Net realized capital gains of the Fund are classified as short-term and long-term gains depending upon how long the Fund held the security that gave rise to the gains. Short-term capital gains are included in income from dividends and interest as ordinary income and are taxed at the taxpayer's marginal tax rate. ^ Long-term gains realized between May 7, 1997 and July 28, 1997 on the sale of securities held for more than ^ 12 months are taxable at a ^ maximum rate of 20% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than one year but not for more than 18 months are taxable at a maximum rate of 28% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held more than 18 months are taxable at a maximum rate of 28% (depending on the shareholder's marginal tax rate). Beginning January 1, 1998, the IRS Restructuring and Reform Act of 1998, signed into law on July 24, 1998, lowers the holding period for long-term capital gains entitled to the 20% capital gains tax rate from 18 months to 12 months. Accordingly, all long-term gains realized after December 31, 1997 on the sale of securities held more than 12 months will be taxable at a maximum rate of 20%. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders. Shareholders should consult their tax advisers as to the effect of ^ distributions by the Fund ^.

     Shareholders ^ may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid. Capital gains on shares held for more than one year will be long-term capital gains, in which event they will be subject to federal income tax at the rates indicated above.


     The Fund may be subject to withholding of foreign taxes on dividends or interest received on foreign securities. Foreign taxes withheld may be treated as an expense of the Fund.


     Individuals and certain other non-corporate shareholders may be subject to backup withholding of 31% on dividends, capital gains and other distributions and redemption proceeds. ^ Shareholders can avoid backup withholding on ^ their Fund account by ensuring that ^ INVESCO has a correct, certified tax identification number, unless the shareholder is subject to backup withholding for other reasons.^

     ^ Shareholders should consult a tax adviser with respect to these matters. For further information see "Dividends, Other Distributions ^ And Taxes" in the Statement of Additional Information.



     Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of interest and dividends ^ on its investments. Dividends paid by the Fund will be based solely on the net investment income earned by it. The Fund's policy is to distribute substantially all of this income, less ^ expenses, to shareholders on an annual basis, at the discretion of the ^ Company's board of directors. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the payable date unless otherwise requested.

     In addition, the Fund realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital ^ gain. Net realized capital gains, if any, together with gains^ realized on certain foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital ^ gain distributions are automatically reinvested in shares of the Fund at the net asset value on the payable date unless otherwise requested.

     Dividends and other distributions are paid to ^ shareholders who hold shares on the record date of distribution regardless of how long the Fund shares have been held by the shareholder. The Fund's share price will then drop by the amount of the distribution on the ex-dividend or ex-distribution date. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution.


ADDITIONAL INFORMATION


     Voting Rights. All shares of the Fund have equal voting rights, based on one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. When not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the ^ Fund or as may be required by applicable law or the Company's Articles of Incorporation. The

Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.


     Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company or partnership having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by ^ INVESCO in substantially the same manner as the existing Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the shareholders of the Fund. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.


     Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Fund at the telephone number or mailing address set forth on the cover page of this Prospectus.


     Transfer and Dividend Disbursing Agent. INVESCO ^, 7800 E. Union Ave., Denver, Colorado 80237, also acts as registrar, transfer agent, and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement which provides that the Fund will pay an annual fee of $20.00 per shareholder account or, where applicable, per participant in an omnibus account. The transfer agency fee is not charged to each shareholder's or participant's account, but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of ^ INVESCO, may provide sub-transfer agency or recordkeeping services to the Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by ^ INVESCO. In such cases, ^ INVESCO may pay the third party an annual sub-transfer agency or recordkeeping fee out of the transfer agency fee which is paid to ^ INVESCO by the Fund.

                                             ^ INVESCO SPECIALTY FUNDS, INC.

                                             INVESCO European Small Company Fund

                                             A   no-load   mutual   fund
                                             seeking             capital
                                             appreciation.


                                             PROSPECTUS
                                             December 1, 1998


INVESCO FUNDS


INVESCO Distributors, ^ Inc.(SM)
Distributor

Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:


Cherry Creek
155-B Fillmore Street;
Denver Tech Center
7800 East Union Avenue
Lobby Level

In addition,  all documents
filed by the Company with the
Securities & Exchange Commission
can be located on a ^ web site
maintained by the Commission at
http://www.sec.gov.

PROSPECTUS
December 1, ^ 1998


                       INVESCO LATIN AMERICAN GROWTH FUND


     INVESCO Latin American Growth Fund (the "Fund") seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities (common stocks and, to a lesser degree, depository receipts, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities) of Latin American issuers. For purposes of this Fund, Latin America will include: Mexico, Central America, South America, and the Spanish speaking islands of the Caribbean. The Fund is not intended as a complete investment program due to risks of investing in the Fund. For a description of risks inherent in investing in the Fund, see "Risk Factors" and "Investment Objective And Policies - ^ Portfolio Turnover".


     The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund consisting of seven separate portfolios of investments. This Prospectus relates to shares of the INVESCO
Latin American Growth Fund. Separate prospectuses are available upon request from INVESCO Distributors, Inc. for the Company's other funds, INVESCO Worldwide Capital Goods Fund, INVESCO Worldwide Communications Fund, INVESCO European Small Company Fund, INVESCO Asian Growth Fund, INVESCO Realty Fund and INVESCO S&P 500 Index Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered in the future.


     This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information dated December 1, ^ 1998 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. To ^ request a free copy, write to INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085; or visit our web site ^ at http://www.invesco.com.

     The Fund may invest up to 35% of its assets in lower rated bonds and foreign debt securities, commonly known as "junk bonds." Investments of this type are subject to greater risks, including default risks, than those found in higher rated securities. ^ Purchasers should carefully assess the risks associated with an investment in this Fund. See "Investment Objective ^ And Policies" and "Risk Factors."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ^, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS
                                                                            Page


ANNUAL FUND EXPENSES                                                          72

FINANCIAL HIGHLIGHTS                                                          74

PERFORMANCE DATA                                                              76

INVESTMENT OBJECTIVE AND POLICIES                                             76

RISK FACTORS                                                                  82

THE FUND AND ITS MANAGEMENT                                                   90

HOW SHARES CAN BE PURCHASED                                                   93

SERVICES PROVIDED BY THE FUND                                                 96

HOW TO REDEEM SHARES                                                          99

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS                                     101

ADDITIONAL INFORMATION                                                       103

ANNUAL FUND EXPENSES


     The Fund is no-load; there are no fees to purchase, exchange or redeem shares other than a fee to redeem or exchange shares held less than three months. (See "Shareholder Transaction Expenses.") The Fund^ is authorized to pay a ^ Rule 12b-1 distribution fee of one quarter of one percent of the Fund's average net assets each year. (See "How Shares Can Be Purchased - ^ Distribution Expenses.") Lower expenses benefit Fund shareholders by increasing the Fund's total return.

     Annual operating expenses are calculated as a percentage of the Fund's average annual net assets. To keep expenses competitive, INVESCO Funds Group, Inc. ("INVESCO") and INVESCO Asset Management Limited ("IAML") voluntarily reimburse the Fund for certain expenses in excess of 2.00% (excluding excess amounts that have been offset by the expense offset arrangement described below) of the Fund's average net assets.


Shareholder Transaction Expenses
--------------------------------
Sales load "charge" on purchases                                          None
Sales load "charge" on reinvested dividends                               None
Redemption fees                                                         1.00%*
Exchange fees                                                           1.00%*

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)


Management Fee                                                           0.75%
12b-1 Fees                                                               0.25%
Other Expenses(1)(2)                                                   ^ 0.99%
  Transfer Agency Fee(3)                              ^ 0.47%
  General Services, Administrative                    ^ 0.52%

    Services, Registration, Postage (4)

Total Fund Operating Expenses(1)(2)                                    ^ 1.99%


*There is a 1% fee retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges, which is imposed only on redemptions or exchanges of shares held less than three months.


     (1) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees were reduced under an expense offset arrangement. However, as a result of an SEC requirement ^, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the ^ Ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect reductions for periods prior to the fiscal year ended July 31, 1996. See "The Fund ^ And Its Management."


     (2) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangement.

     (3) Consists of the transfer agency fee described under "Additional Information-Transfer and Dividend Disbursing Agent."

     (4) Includes, but is not limited to, fees and expenses of directors, custodian bank, legal counsel and auditors, securities pricing services, costs of administrative services furnished under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

Example

     A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                   1 Year           3 Years           5 Years           10 Years
                   ------           -------           -------           --------
                    ^ $20               $63              $108               $233


     The purpose of the foregoing expense table and Example is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses are paid from the Fund's assets. (See "The Fund and Its Management.") THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.


     ^ Because the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

INVESCO Specialty Funds, Inc.
FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)


     The following information has been audited by ^ PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the ^ Report of Independent Accountants thereon appearing in the Company's ^ 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown ^ on the back cover of the Prospectus.

INVESCO Latin American Growth Fund


                                                                                                          Period
                                                                                                           Ended
                                                                             Year Ended July 31          July 31
                                                      -----------------------------------------        ---------
                                                        1998             1997              1996         1995(a)^
PER SHARE DATA
Net Asset Value -
     Beginning of Period                              $18.37           $12.86            $11.69           $10.00
                                                      -----------------------------------------        ---------
INCOME FROM INVESTMENT
     OPERATIONS
Net Investment Income
     (Loss)(b)                                          0.00             0.13              0.08             0.02
Net Gains or (Losses) on
     Securities (Both
     Realized and Unrealized)                         (5.41)             5.88              1.62             1.69
                                                      -----------------------------------------       ----------
Total from Investment
     Operations                                       (5.41)             6.01              1.70             1.71
                                                      -----------------------------------------       ----------
LESS DISTRIBUTIONS
Dividends from Net
     Investment Income(c)                               0.00             0.14              0.09             0.02
Distributions from
     Capital ^ Gains                                  ^ 1.02             0.36              0.44             0.00
In Excess of Capital Gains                              0.76             0.00              0.00             0.00
                                                      -----------------------------------------       ----------
Total Distributions                                     1.78             0.50              0.53             0.02
                                                      -----------------------------------------       ----------
Net Asset Value -

     End of Period                                    $11.18           $18.37            $12.86           $11.69
                                                      =========================================       ==========

TOTAL ^ RETURN(d)                                   (30.64%)           48.06%            15.27%       17.09%(e)^

RATIOS
Net Assets - End of Period



     ($000 Omitted)                                  $34,725         $130,272           $32,064           $7,423
Ratio of Expenses to
     Average ^ Net Assets^(f)                       1.99%(g)         1.76%(g)          2.14%(g)         2.00%(h)
Ratio of Net Investment
     Income (Loss) to
     Average Net Assets^(f)                            0.00%            1.35%             1.26%        0.79%(h)^
Portfolio Turnover Rate                                ^ 33%              72%               29%           30%(e)

^(a) From February 15, 1995, commencement of investment operations,  to July 31,
     1995.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1998.

(c) Distributions in excess of net investment income for the year ended July 31, 1998, aggregated less than $0.01 on a per share basis. (d) The^ applicable redemption fees are not included in the Total Return calculation.

(e)^ Based on operations for the period shown and, accordingly, are not representative of a full year.

^(f) Various expenses of the Fund were voluntarily absorbed by INVESCO ^ and IAML for the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.49% (annualized)^ and ratio of net investment income to average net assets would have been (1.70%) (annualized).

^(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser and Sub-Adviser, which is before any expense offset arrangements.

^(h) Annualized

PERFORMANCE DATA


     From time to time, the Fund may advertise its total return performance. These figures are based upon historical investment results and are not intended to indicate future performance. The "total return" of the Fund refers to the annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and other distributions, to the end of a specified period. Periods of one year, five years, ten years and/or life of the Fund are used if available. ^ Any given report of total return performance should not be considered as representative of future performance. The Fund charges no sales loads which would affect the total return computation. However, the total return computation may be affected as a result of the 1% redemption or exchange fee which is retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges, which is imposed on redemptions or exchanges of shares held less than three months.


     In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance for a given period and the performance of recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in advertising. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Latin American" Lipper mutual fund grouping, in addition to the broad-based Lipper general fund grouping.

INVESTMENT OBJECTIVE AND POLICIES


     ^ The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities (common stocks and, to a lesser degree, depository receipts, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities) of Latin American issuers. The foregoing investment objective is fundamental and may not be changed in any material respect without the approval of the Fund's shareholders. For purposes of this Fund, Latin

America will include: Mexico, Central America, South America, and the Spanish speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows: (1) securities of companies organized under the laws of a Latin American country; (2) securities of companies for which the principal securities trading market is in Latin America; (3) securities issued or guaranteed by a government agency, instrumentality, political subdivision, or central bank of a Latin American country; (4) securities of issuers, wherever organized, with at least 50% of the issuer's assets, capitalization, gross revenues, or profit in any one of the two most recent fiscal years derived from activities or assets in Latin America; or (5) securities of Latin American issuers, as defined above, in the form of depository shares.

     The economies of Latin American countries may vary widely in their condition, and may be subject to certain changes that could have a positive or negative impact on the Fund. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

     Investment in this Fund involves above-average investment risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. A 1% fee, described more fully under "Services Provided by the Fund" and "How to Redeem Shares," is payable to the Fund for the benefit of remaining shareholders for redemption or exchange of shares held less than three months.

     Under  normal  conditions,   the  Fund  will  invest  primarily  in  equity
securities (common stocks and, to a lesser degree, depository receipts, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities) which are discussed more fully in the Statement of Additional Information. In selecting the equity securities in which the Fund invests, the Fund's investment adviser and sub-adviser (collectively, "Fund Management") attempt to identify companies that in Fund Management's opinion have demonstrated or, are likely to demonstrate in the future, strong earnings growth that reflects the underlying economic activity within the country or countries in which they operate. The dividend payment records of companies are also considered. Equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market. The Fund's investments in small capitalization stocks may include companies that have limited operating histories, product lines, and financial and managerial resources. These companies may be subject to intense competition from larger companies, and their stock may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies. Due to these and other factors, small-cap companies may suffer significant losses as well as realize substantial growth.

     The balance of the Fund's assets may be invested in securities of U.S. and other non-Latin American corporate or governmental issuers. These investments may include equity securities or fixed-income securities selected to meet the Fund's investment objective of capital appreciation. Such equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market. Such fixed-income securities must meet the quality standards described below. The risks of investing in lower rated debt securities and in foreign securities are discussed below under "Risk Factors." In addition, the Fund may hold certain cash and cash equivalent securities as cash reserves ("cash securities").


     As discussed above, consistent with its investment objective, the Fund may invest in fixed-income securities (corporate bonds, commercial paper, debt securities issued by the U.S. government, its agencies and instrumentalities, or foreign governments and, to a lesser extent, municipal bonds, asset-backed securities and zero coupon bonds). The Fund may invest up to 35% of its total assets in debt securities that are rated below BBB by Standard & Poor's ^, a division of The McGraw-Hill Companies, Inc. ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, judged by Fund Management to be equivalent in quality to debt securities having such ratings (commonly referred to as "junk bonds"). The Fund expects that most foreign debt securities in which it invests will not be rated by U.S. rating services, as discussed more fully below. In no event will the Fund ever invest in a debt security rated below CCC by S&P or Caa by Moody's or, if unrated, judged by Fund Management to be equivalent in quality to debt securities having such ratings. The risks of investing in lower rated debt securities are discussed below under "Risk Factors."

     The amounts invested in stocks, bonds and cash securities may ^ vary from time to time, depending upon Fund Management's assessment of business, economic and market conditions. In periods of ^ unfavorable economic and market conditions, as determined by Fund Management, the Fund may depart from its basic investment objective and assume a ^ defensive position, ^ by temporarily investing up to 100% of its assets ^ in high-quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements ^, seeking to protect its assets until conditions stabilize. The Fund reserves the right to hold equity, fixed-income and cash securities in whatever proportion is deemed desirable at any given time for defensive purposes. While the Fund is in a defensive position, the opportunity to achieve capital appreciation will be limited; however, the ability to maintain a temporary defensive position enables the Fund to seek to avoid capital losses during market downturns. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in cash securities.


     In order to hedge its portfolio, the Fund may purchase and write options on securities (including index options and options on foreign securities), and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices
(collectively, "futures contracts"), options on futures contracts, forward contracts and interest rate swaps and swap-related products. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. These practices and securities, some of which are known as derivatives, and their risks are discussed below under "Risk Factors" and in the Statement of Additional Information.

     Additional information on certain types of securities in which the Fund may invest is set forth below:


     When-Issued Securities,^ The Fund may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell equity or debt securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month or more later). The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund maintains cash, U.S. government securities, or other liquid securities having an aggregate value equal to the amount of such purchase commitments in a segregated account until payment is made.

     Illiquid and Rule 144A Securities.^ The Fund may invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

     ^ The Fund may purchase certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

     The settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries.


     Repurchase Agreements.^ The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers, which are deemed creditworthy. A repurchase agreement, which may be considered a "loan" under the Investment Company Act of 1940, is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) subject to resale to the seller at an agreed-upon price and date (normally, the next business day). In the event that the original seller defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell such security. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of its total assets would be invested in such repurchase agreements and other illiquid securities. The Fund has not adopted any limit on the amount of its net assets that may be invested in repurchase agreements maturing in seven days or less.

     Securities Lending.^ The Fund also may lend its securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities of the type described in this Prospectus in pursuit of the Fund's investment objective. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Cash collateral will be invested only in high quality short-term investments offering maximum liquidity. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Fund monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of the loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).

     Portfolio Turnover.^ There are no fixed limitations regarding portfolio turnover for the Fund's portfolio. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, investment considerations warrant such action. In addition, portfolio turnover rates may increase as a result of large amounts of purchases or redemptions of Fund shares due to economic, market or other factors that are not within the control of Fund Management. As a result, while it is anticipated that the portfolio turnover rate for the Fund's portfolio generally will not exceed 200%, under certain market conditions the portfolio turnover rate may exceed 200%, and may be higher than that of other investment companies seeking capital appreciation. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case, and may result in the acceleration of capital gains that are taxable when distributed to shareholders. The Fund's portfolio turnover rates are set forth under "Financial Highlights" and, along with the Fund's brokerage allocation policies, are discussed in the Statement of Additional Information.


     Investment Restrictions.^ The Fund is subject to a variety of restrictions regarding its investments that are set forth in this Prospectus and in the
Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental, and may not be altered without the approval of the Fund's shareholders. Such fundamental investment restrictions include the restrictions which prohibit the Fund from: lending more than 33-1/3% of its total assets to other parties (excluding purchases of commercial paper, debt securities and repurchase agreements); investing more than 25% of the value of the Fund's total assets in any one industry (other than government securities); with respect to 75% of its total assets, purchasing the securities of any one issuer (other than cash items and government securities) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to own more than 10% of the outstanding voting securities of the issuer; and borrowing money or issuing senior securities except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of its total assets. However, unless otherwise noted, the Fund's investment restrictions and its investment policies are not fundamental and may be changed by action of the Company's board of directors. Unless otherwise noted, all percentage limitations contained in the Fund's investment policies and restrictions apply at the time an investment is made. Thus, subsequent changes in the value of an investment after purchase or in the value of the Fund's total assets will not cause any such limitation to have been violated or to require the disposition of any investment, except as otherwise required by law. If the credit ratings of an issuer are lowered below those specified for investment by the Fund, the Fund is not required to dispose of the obligations of that issuer. The determination of whether to sell such an obligation will be made by Fund Management based upon an assessment of credit risk and the prevailing market price of the investment. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. The Fund attempts to minimize such fluctuations by not purchasing additional securities when borrowings, including reverse repurchase agreements, are greater than 5% of the value of the Fund's total assets. As a fundamental policy in addition to the above, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. See "Additional Information - ^ Master/Feeder Option."


RISK FACTORS

     There can be no assurance that the Fund will achieve its investment objective. The Fund's investments in common stocks and other equity securities may, of course, decline in value. The Fund's assets will be invested primarily in non-U.S. issuers. Investors should recognize that investing in securities of non-U.S. issuers involves certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. issuers. Further, certain investments that the Fund may purchase, and investment techniques that the Fund may use, involve risks, including those set forth below.


     ^ Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.

     Social, Political and Economic Risks. The Fund may make investments in developing countries that involve exposure to economic structures that generally are less diverse and mature than in the United States, and to political systems that may be less stable. A developing country can be considered to be a country that is in the initial stages of its industrialization cycle. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors.


     The Latin American countries in which the Fund will invest may be subject to a substantially greater degree of social, political and economic instability than is the case in the United States, Japan and Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, and changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies and terrorist activities; (iv) hostile relations with neighboring countries; and (v) drug trafficking. Social, political and economic instability could significantly disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

     The economies of individual Latin American countries may differ favorably or unfavorably and significantly from the U.S. economy in such respects as the rate of growth of gross domestic product or gross national product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, structural unemployment and balance of payments position. Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In some cases, the government owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in a Latin American country, which could affect private sector companies and the Fund, and on market conditions, which could have a significant effect on prices and yields of securities in the Fund's portfolio. There may be the possibility of nationalization, asset expropriations or future confiscatory levels of taxation affecting the Fund. In the event of nationalization, expropriation or other confiscation, the Fund may not be fairly compensated for its loss and could lose its entire investment in the country involved. The economies of most Latin American countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these countries. The economies of Latin American countries are vulnerable to weaknesses in world prices for their commodity exports and natural resources.

     Certain of the Latin American countries are among the largest debtors to commercial banks and foreign governments. Currently, due to its size, Brazil is the largest debtor among developing countries followed by Mexico. Since 1982, certain Latin American countries, including Argentina, Brazil, Chile and Mexico, have experienced difficulty in servicing their sovereign debt obligations in a timely manner. Many such countries have negotiated with foreign creditors to restructure such sovereign debt and may enter into such negotiations in the future. Obligations arising from past restructuring agreements have affected, and those arising from future restructuring agreements may affect, the economic performance and political and social stability of Latin American countries.

     Changes in the political leadership or policies of the governments of the Latin American countries in which the Fund invests or in other countries that influence them, may effect a deterioration of the current climate for foreign investment and result in a reduction in value of the Fund's investments there. In the past, upon the assumption of power by authoritarian regimes in particular

Latin American countries, those governments expropriated significant real and personal property holdings, without any or adequate compensation. There can be no assurance that companies in which the Fund holds securities, property held by such companies or the Fund's securities themselves, will not also be expropriated, nationalized, or otherwise confiscated, resulting in substantial losses to the Fund and its shareholders. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.

Securities Markets

     The market capitalizations of listed equity securities on exchanges in Latin American nations is significantly smaller than those of the United States and other major economies. Only a few issuers may constitute a major portion of the market capitalization and trading equity. A large segment of the ownership of many Latin American companies may be held by a limited number of persons and families, which may limit the number of shares available for investment by the Fund. As a consequence, individual Latin American securities markets are vulnerable to the effect of large investors trading significant blocks of securities or by large dispositions of securities, e.g., as a result of margin calls. The resulting limitations on the liquidity of Latin American securities will influence the Fund's capability for acquiring and disposing of such securities at the price and time it desires to do so.


     Foreign Securities.^ Due to the absence of established securities markets in certain Latin American countries, there may be restrictions on investment by foreigners in the securities of companies in these countries, and difficulties in removing from certain of these countries the dollars invested in such companies. The Fund's ability to invest may be restricted to the use of investment vehicles authorized by the local government, investment in shares of other investment companies; or investments in American Depository Receipts ("ADRs"); American Depository Shares, and Global Depository Shares.


     ADRs are instruments, usually issued by a U.S. bank or trust company, evidencing ownership of securities of a foreign issuer into which the ADRs may be convertible. ADRs are designed for use in U.S. markets and may be traded on U.S. securities exchanges or over-the-counter markets. They are denominated in dollars rather than the currency of the country in which the underlying securities are issued.

     ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

     As indicated above, the Fund may deem it most practical to invest in certain countries through other investment companies or similar vehicles, although there can be no assurance that any such vehicles will be available or will themselves have invested in the securities found most desirable by the Fund. The Fund will not invest through other entities unless, in the opinion of Fund Management, the potential advantages of such investment justify the Fund's bearing its ratable share of the expenses of such entity (constituting duplicate levels of advisory fees to be borne by the Fund and its shareholders) and its share of any premium encompassed in the market value of such entity at the time of the Fund's investment over the market value of the entity's underlying holdings. In addition, there may be tax ramifications relating to investment in such entities. Investments by the Fund in other investment companies are subject to the following limits imposed by the Investment Company Act of 1940: subject to certain exceptions, no more than 5% of the Fund's total assets may be invested in any one investment company (but no more than 3% of the voting stock of the underlying investment company) and no more than 10% of the Fund's total assets may be invested in other investment companies in the aggregate.


     For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency ^ risk (i.e., changes in the value of the currencies in which the securities are denominated relative to the U.S. dollar). In a period when the U.S. dollar generally rises against a foreign currency, the returns for a U.S. investor on foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities generally are enhanced. Currencies of certain Latin American countries have undergone sudden devaluations relative to the U.S. dollar as a result of corresponding inflationary trends or other reasons. Any such devaluation may have a deleterious effect on the Fund's investments. Inflation may have strong negative consequences for the economy and political stability of a country that experiences it, and may seriously affect its securities markets.


     The currencies of certain Latin American countries are not commonly traded in foreign exchange markets. Certain Latin American countries have managed currencies that, for foreign exchange purposes, do not float freely against the U.S. dollar. Other governmental restrictions on the convertibility of the country's currency may be imposed.

     Securities exchanges and broker-dealers in most Latin American countries are subject to less regulatory scrutiny than in the United States, as are Latin American companies in such countries. The limited size of the markets for securities may enable adverse publicity, investors' perceptions or traders' positions or strategies to affect prices unduly, at times decreasing not only the value but also the liquidity of the Fund's investments. The Fund may invest no more than 15% of its net assets at the time of investment in illiquid securities. Securities the proceeds of which are subject to limitations on repatriation of principal or profits for more than seven days, and those for which there ceases to be a ready market, will be deemed illiquid for this purpose.


     Other risks and considerations of international investing include the following: differences in accounting, auditing and financial reporting standards which may result in less publicly available information than is generally available with respect to U.S. issuers; generally higher commission rates on foreign portfolio transactions and longer settlement periods; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on income and/or gains from the Fund's investment income on foreign securities, which may reduce dividend income or capital gains available for distribution to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; potential restrictions on the flow of international capital; and the possibility of a Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

     ^ Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). EMU intends to establish a common European currency for EMU countries which will be known as the "euro." Each participating country presently plans to adopt the euro as its currency on January 1, 1999. The old national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The planned introduction of the euro presents some uncertainties and possible risks, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; whether exchange rates for existing currencies and the euro will be adequately established; and whether suitable clearing and settlement systems for the euro will be in operation. These and other factors may cause market disruptions before or after January 1, 1999 and could adversely affect the value of securities held by the Fund.

     After January 1, 1999, the introduction of the euro is expected to impact European capital markets in ways that it is impossible to quantify at this time. For example, investors may begin to view EMU countries as a single market, and that may impact future investment decisions for the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may impact the fiscal and monetary policies of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     Debt Securities. The Fund's investments in fixed-income securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by S&P and Moody's provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.


     Market risk relates to the fact that the market values of the debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values. Medium and lower rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. Although Fund Management limits the Fund's investments in fixed-income securities to securities it believes are not highly speculative, both kinds of risk are increased by investing in debt securities rated below the top three grades by S&P or Moody's or, if unrated, securities determined by Fund Management to be of equivalent quality. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities in which it invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market value of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events. The Fund is not required to sell immediately debt securities that go into default, but may continue to hold such securities until such time as Fund Management determines it is in the best interests of the Fund to sell such securities. Because investment in medium and lower rated securities involves both greater credit risk and market risk, achievement of the Fund's investment objectives may be more dependent on Fund Management's own credit analysis than is the case for funds investing in higher quality securities. In addition, the share price and yield of the Fund may be expected to fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend and interest obligations, meet projected business goals, and obtain additional financing. Expenses incurred to recover an investment in a defaulted security may adversely affect the Fund's net asset value. Finally, while Fund Management attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

     Although bonds in the lowest investment grade debt category (those rated BBB by S&P or Baa by Moody's) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by S&P (categories BB, B, CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. For a specific description of each corporate bond rating category, please refer to Appendix B to the Statement of Additional Information. Note, however, that the Fund expects that most foreign debt securities in which it will invest will not be rated by U.S. rating services.

     In  certain  Latin  American  countries,  the  central  government  and its agencies are the largest debtors to local and foreign banks and others. Argentina, Brazil and Mexico are the three largest debtors among the developing countries. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If a Latin American government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchange on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. A Latin American government's willingness and ability to make timely payments on its sovereign debt are also likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. In addition, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts. In the past, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their sovereign debt, withholding certain payments of interest or principal. Certain of these obligations, particularly commercial bank loans, have been restructured, usually by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. Holders of sovereign debt, including the Fund, may be asked to participate in similar restructurings.

     The Fund may invest in debt securities issued under the "Brady Plan" in connection with restructurings in Latin American debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for Latin American debt securities. "Brady Bonds" are lower rated bonds and highly volatile. See "Risk Factors - Debt Securities."


     Futures, Options and Other Derivative Instruments.^ The use of futures, options, forward contracts and swaps exposes the Fund to additional investment risks and transaction costs, and as a result, no more than 5% of the Fund's total assets will be committed to such investments. If Fund Management seeks to protect the Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, the Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. Further information on the use of futures, options, forward foreign currency contracts and swaps and swap-related products, and the associated risks, is contained in the Statement of Additional Information.

THE FUND AND ITS MANAGEMENT

     The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 12, 1994, under the laws of Maryland.


     The Company's board of directors has responsibility for overall supervision of the Fund, and reviews the services provided by the adviser. Under ^ an agreement with the Company, INVESCO Funds Group, Inc. (" ^ INVESCO"), 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. Under this agreement, ^ INVESCO is primarily responsible for providing the Fund with various administrative services and supervising the Fund's daily business affairs. ^

     Pursuant to an agreement with ^ INVESCO, INVESCO Asset Management Limited ("IAML") serves as the sub-adviser to the Fund. IAML also acts as sub-adviser to the INVESCO European Fund, the INVESCO Pacific Basin Fund, the INVESCO International Growth Fund, the INVESCO Emerging Markets Fund and the INVESCO European Small Company Fund. IAML, subject to the supervision of ^ INVESCO, is primarily responsible for selecting and managing the Fund's investments.

     Pursuant to an agreement with the Company, ^ INVESCO Distributors, Inc. ("IDI") ^ is the Fund's distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by ^ INVESCO. Prior to September 30, 1997, ^ INVESCO served as the Fund's distributor.

     ^ INVESCO, IAML and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world. ^ INVESCO and IAML continued to operate under their existing names. AMVESCAP PLC ^ had approximately ^ $261 billion in assets under management^ as of June 30, 1998. INVESCO was established in 1932 and, as of July 31, ^ 1998, managed 14 mutual funds, consisting of ^ 49 separate portfolios, with combined assets of approximately ^ $19.6 billion on behalf of ^ 884,099 shareholders.


The following individual serves as portfolio manager for the Fund and is primarily responsible for determining, in consultation with the senior investment policy group of IAML, the country-by-country allocation of the portfolio's assets, overall stock selection methodology and the ongoing implementation and risk control policies applicable to the portfolio:

David Manuel                       Portfolio manager of the Fund since 1998;
                                   fund manager with INVESCO Asset Management
                                   Limited since 1997 specializing in Latin
                                   American equties. Previously, senior fund fund manager with Abbey-Life Investment
                                   Services (1987-1997).  Mr. Manuel earned a
                                   B.A. (Hons) from Cambridge University and a Ph.D. from London University.

     Mr. Manuel heads a team of individual country specialists who are responsible for managing security selection for their assigned country's share of the allocation within the parameters established by IAML's investment policy group.


     Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

     The Fund pays INVESCO a monthly management ^ fee which is based upon a percentage of the Fund's average net assets ^, determined daily. The ^ management fee is computed at the annual rate of 0.75% on the first $500 million of the Fund's average net assets, 0.65% on the next $500 million of the Fund's average net assets and 0.55% on the Fund's average net assets over $1 billion.

     Out of ^ the advisory fee which it receives from the Fund, ^ INVESCO pays IAML, as the Fund's sub-adviser, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the ^ Fund's average net assets, ^ 0.2167% on the next $500 million of the ^ Fund's average net assets and ^ 0.1833% on the ^ Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.22% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to IAML.

     The Company also has entered into an Administrative Services Agreement (the "Administrative Agreement") with ^ INVESCO. Pursuant to the Administrative Agreement, ^ INVESCO performs certain administrative, recordkeeping and internal sub-accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing sub-accounting and recordkeeping services for Fund shareholder accounts maintained by certain retirement and employee benefit plans for the benefit of participants in such plans. For such services, the Fund pays ^ INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund. ^ INVESCO also is paid a fee by the Fund for providing transfer agent services. See "Additional Information."

     The management and custodial services provided to the Fund by INVESCO and the Fund's custodian, and the services provided to shareholders by INVESCO and IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with noncomplying computer systems of others. INVESCO plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

     The Fund's expenses, which are accrued daily, are generally deducted from the Fund's total income before dividends are paid. Total expenses (prior to any expense offset arrangement) of the Fund for the fiscal year ended July 31, ^ 1998, including investment management fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to ^ 1.99% of the Fund's average net assets. Certain expenses for the Fund are voluntarily absorbed by INVESCO and IAML pursuant to a commitment to the Fund in order to ensure that the Fund's total operating expenses do not exceed 2.00%. This commitment may be changed following consultation with the Company's board of directors.

     Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of such ^ brokers' and dealers' financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How

Shares Can Be Purchased - Distribution Expenses," the Company may market shares of the Fund through intermediary brokers or dealers that have entered into Dealer Agreements with ^ INVESCO or IDI, as the Fund's distributor. The Fund may place orders for portfolio transactions with qualified ^ brokers and dealers that recommend the Fund, or sell shares of the Fund to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.

^


HOW SHARES CAN BE PURCHASED

     Shares of the Fund are sold on a continuous basis by IDI, as the Fund's distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Fund. To purchase shares of the Fund, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

                                    INVESCO Funds Group, Inc.
                                    Post Office Box 173706
                                    Denver, Colorado  80217-3706

     Purchase orders must specify the Fund in which the investment is to be made.

     The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the section entitled "Services Provided By The Fund," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual
Retirement Account ("IRA"), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in a Fund under a federal income tax-deferred retirement plan (other than an IRA account), or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to increase, reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund.


     The purchase of Fund shares can be expedited by placing bank wire, overnight courier or telephone orders. Overnight courier orders must meet the above minimum requirements. In no case can a bank wire order or telephone order be in an amount less than $1,000. For further information, the purchaser may call the Fund's office by using the telephone number on the cover of this Prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO ^ at 7800 E. Union Avenue, Denver, CO 80237.

     Orders to purchase shares of the Fund can be placed by telephone. Shares of the Fund will be issued at the net asset value per share next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the Fund within three business days or the transaction may be ^ canceled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. ^ INVESCO has agreed to indemnify the Fund for any losses resulting from such cancellations of telephone purchases.

     If your check does not clear, or if a telephone purchase must be ^ canceled due to nonpayment, you will be responsible for any related loss the Fund or ^ INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Fund has the option to redeem shares from any identically registered account in the Fund or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.

     Persons who invest in the Fund through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with the Fund in any transaction. In that event, there is no such charge. IDI or ^ INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund.

     The Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of ^ Fund Management, such rejection is in the best interest of the Fund.


     Net asset value per share is computed once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of that Fund. If market quotations are not readily available, a security or other asset will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

     Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to IDI to permit IDI, at its discretion, to engage in certain activities and provide certain services approved by the board of directors of the Company in connection with the distribution of the Fund's shares to investors. These activities and services may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO- and IDI-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

     In addition, other permissible activities and services include advertising, the preparation, printing and distribution of sales literature, printing and distribution of prospectuses to prospective investors, and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of INVESCO, IDI or ^ their affiliates or by third parties.

     Under the Plan, the ^ Fund's payments to IDI ^ are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. IDI is not entitled to payment for overhead expenses under the Plan, but may be paid for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of ^ INVESCO or IDI whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Payment amounts by the Fund under the Plan, for any month, may only be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls^. Therefore, any obligations incurred by IDI in excess of the limitations described above will not be paid by the Fund and will be borne by IDI. In addition, IDI and its affiliates may from time to time make additional payments from ^ their revenues to securities dealers, financial advisers and other financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of the Plan's termination. Any payments made by the Fund may not be used to finance directly the distribution of shares of any other Fund of the Company or other mutual fund advised by ^ INVESCO and distributed by IDI. However, payments received by IDI which are not used to finance the distribution of shares of the Fund become part of IDI's revenues and may be used by IDI for ^ activities ^ that promote distribution of any of the mutual funds advised by ^ INVESCO. Subject to review by the Fund's directors^, payments made by the Fund under the

Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate. IDI will bear any distribution- and service-related expenses in excess of the amounts which are compensated pursuant to the Plan. The Plan also authorizes any financing of distribution which may result from IDI's use of its own resources,^ provided that such fees are legitimate and not excessive. For more information see "How Shares Can Be Purchased -^ Distribution Plan" in the Statement of Additional Information.


SERVICES PROVIDED BY THE FUND


     Shareholder Accounts. ^ INVESCO maintains a share account that reflects the current holdings of each shareholder. Share certificates will be issued only upon specific request. Since certificates must be carefully safeguarded, and must be surrendered in order to exchange or redeem Fund shares, most shareholders do not request share certificates in order to facilitate such transactions. Each shareholder is sent a detailed confirmation of each transaction in shares of the Fund. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Fund's office by using the telephone number on the cover of this Prospectus.

     Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund at the net asset value per share of the Fund in effect on the ex-dividend or ex-distribution date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised by ^ INVESCO and distributed by IDI, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to ^ INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting ^ INVESCO.

     Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by ^ INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, ^ INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by ^ INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting ^ INVESCO.

     Exchange Policy. Shares of the Fund may be exchanged for shares of any other fund of the Company, as well as for shares of any of the following other no-load mutual funds, which are also advised by ^ INVESCO and distributed by IDI, on the basis of their respective net asset values at the time of the exchange: INVESCO Diversified Funds, Inc., INVESCO Equity Funds, Inc. (formerly, INVESCO Capital Appreciation Funds, Inc.), INVESCO Flexible Funds, Inc. (formerly, INVESCO ^ Multiple Asset Funds, Inc.), INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc.^, INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust.

     Upon an exchange of shares held less than three months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to ^ INVESCO, and does not benefit ^ INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by ^ INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine the three month holding period. Under this method the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than three months, the redemption/exchange fee will be assessed.

     An exchange involves the redemption of shares in the Fund and investment of the redemption proceeds in shares of another fund of the Company or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to ^ INVESCO, using the telephone number or address on the ^ back of this Prospectus. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the Fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the Fund's applicable minimum subsequent investment requirements.


     The option to exchange Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing the telephone exchange option, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

     In order to prevent abuse of this policy to the disadvantage of other shareholders, the Fund reserves the right to terminate the exchange option of any shareholder who requests more than four exchanges in a year. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange policy also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the Investment Company Act of 1940, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange policy will be given at least 60 days prior to the date of termination or the effective date of the modification.


     Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences. Shareholders interested in exercising the exchange option may contact ^ INVESCO for information concerning their particular exchanges.

     Automatic Monthly Exchange. Shareholders who have accounts in any one or more of the mutual funds distributed by IDI may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Policy" on a monthly basis. The minimum monthly exchange in this program is $50.00. This automatic exchange program can be changed by the shareholder at any time by notifying ^ INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting ^ INVESCO.

     EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by contacting ^ INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting ^ INVESCO.


     Direct Payroll Purchase. Shareholders may elect to have their employer make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder, by notifying the employer. Further information regarding this service can be obtained by contacting ^ INVESCO.

     Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for self-employed individual retirement plans, ^ various individual retirement accounts ("IRAs"), simplified employee pension plans and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.

     Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from ^ INVESCO. Institutional Trust Company d/b/a INVESCO Trust Company^ ("ITC"), an affiliate of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call ^ INVESCO at the telephone number listed on the ^ back of this Prospectus or send a written request to: Retirement Services, INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706.


HOW TO REDEEM SHARES


     Shares of the Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Fund's office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance. Upon the redemption of shares held less than three months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to ^ INVESCO, and does not benefit ^ INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds, which are also advised by ^ INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine the three month holding period. Under this method the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than three months, the redemption/exchange fee will be assessed on the current net asset value of the shares being redeemed.

     If the shares to be redeemed are represented by stock certificates, a written request for redemption signed by the registered shareholder(s) and the certificates must be forwarded to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not ^ post office box, of INVESCO ^ at 7800 E. Union Avenue, Denver, CO 80237. If no certificates have been issued, a written redemption request signed by each registered owner of the account must be submitted to ^ INVESCO at the post office box address noted above. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specific information. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of broker-dealers may differ from those applicable to other shareholders.


     Be careful to specify the account from which the redemption is to be made. Shareholders have a separate account for each Fund in which they invest.

     Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which will take up to 15 days).


     If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in a Fund account, ^ INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.


     Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.


     Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250) held in accounts maintained in their name by telephoning redemption instructions to ^ INVESCO, using the telephone number on the ^ back of this Prospectus. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder's Fund account, or wired (minimum of $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Fund charges no fee for effecting such telephone redemptions. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. These telephone redemption privileges may be modified or terminated in the future at the discretion of Fund Management.


         For ITC-sponsored federal income tax-deferred retirement plans ^, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Shareholders should understand that, while the Fund will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.

     ^ Redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believe to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.


TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS


     Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from certain foreign currency transactions, if any^. Distribution of all net investment income to shareholders allows the Fund to maintain its tax status as a regulated investment company. ^ The Fund does not expect to pay any federal income or excise taxes because of its tax status as a regulated investment company.

     Shareholders^ must include all dividends and other distributions ^ as taxable income for federal, state and local income tax purposes unless they are exempt from income taxes. Dividends and other distributions are taxable whether they are received in cash or automatically reinvested in shares of the Fund or another fund in the INVESCO group.


     Net realized capital gains of the Fund are classified as short-term and long-term gains depending upon how long the Fund held the security that gave rise to the gains. Short-term capital gains are included in income from dividends and interest as ordinary income and are taxed at the taxpayer's marginal tax rate. ^ Long-term gains realized between May 7, 1997 and July 28, 1997 on the sale of securities held for more than ^ 12 months are taxable at a ^ maximum rate of 20% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than one year but not for more than 18 months are taxable at a maximum rate of 28% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than 18 months are taxable at a maximum rate of 20% (depending on the shareholder's marginal tax rate). Beginning January 1, 1998, the IRS Restructuring and Reform Act of 1998, signed into law on July 24, 1998, lowers the holding period for long-term capital gains entitled to the 20% capital gains tax rate from 18 months to 12 months. Accordingly, all long-term gains realized after December 31, 1997 on the sale of securities held for more than 12 months will be taxable at a maximum rate of 20%. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders. Shareholders should consult their tax advisers as to the effect of ^ distributions by the Fund ^.

     Shareholders ^ may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid. Capital gains on shares held for more than one year will be long-term capital gains, in which event they will be subject to federal income tax at the rates indicated above.


     The Fund may be subject to withholding of foreign taxes on dividends or interest received on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund.


     Individuals and certain other non-corporate shareholders may be subject to backup withholding of 31% on dividends, capital gains and other distributions and redemption proceeds. ^ Shareholders can avoid backup withholding on ^ their Fund account by ensuring that ^ INVESCO has a correct, certified tax identification number unless the shareholder is subject to backup withholding for other reasons.

     Shareholders should^ consult a tax adviser with respect to these matters. For further information see "Dividends, Other Distributions ^ And Taxes" in the Statement of Additional Information.



     Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of interest and dividends ^ on its investments. Dividends paid by the Fund will be based solely on ^ net investment income earned by it. The Fund's policy is to distribute substantially all of this income, less ^ expenses, to shareholders on an annual basis, at the discretion of the ^ Company's board of directors. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the payable date unless otherwise requested.

     In addition, the Fund realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has net realized capital gains. Net realized capital gains, if any, together with gains^ realized on foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital ^ gain distributions are automatically reinvested in shares of the Fund at the net asset value on the payable date unless otherwise requested.

     Dividends and other distributions are paid to ^ shareholders who hold shares on the record date of distribution regardless of how long the Fund shares have been held by the shareholder. The Fund's share price will then drop by the amount of the distribution on the ex-dividend or ex-distribution date. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution.


ADDITIONAL INFORMATION


     Voting Rights. All shares of the Fund have equal voting rights, based on one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. When not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the ^ Fund or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

     Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company or partnership having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by ^ Fund Management in substantially the same manner as the existing Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the shareholders of the Fund. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the respective Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.

     Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Fund at the telephone number or mailing address set forth on the cover page of this Prospectus.


     Transfer and Dividend Disbursing Agent. INVESCO ^, 7800 E. Union Ave., Denver, Colorado 80237, also acts as registrar, transfer agent, and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement which provides that the Fund will pay an annual fee of $20.00 per shareholder account or, where applicable, per participant in an omnibus account. The transfer agency fee is not charged to each shareholder's or participant's account, but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of ^ INVESCO, may provide sub-transfer agency or recordkeeping services to the Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by ^ INVESCO. In such cases, ^ INVESCO may pay the third party an annual sub-transfer agency or recordkeeping fee out of the transfer agency fee which is paid to ^ INVESCO by the Fund.

                                              ^ INVESCO SPECIALTY FUNDS, INC.

                                              INVESCO Latin American Growth Fund

                                              A   no-load   mutual   fund
                                              seeking             capital
                                              appreciation.


                                              PROSPECTUS
                                              December 1, 1998


INVESCO FUNDS


INVESCO Distributors, ^ Inc.(SM)
Distributor

Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:


Cherry Creek
155-B Fillmore Street;
Denver Tech Center
7800 East Union Avenue
Lobby Level

In addition,  all documents
filed by the Company with the
Securities & Exchange Commission
can be located on a ^ web site
maintained by the Commission at
http://www.sec.gov.

PROSPECTUS
December 1, ^ 1998


                            INVESCO ASIAN GROWTH FUND

     INVESCO Asian Growth Fund (the "Fund") seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies domiciled or with primary operations in Asia and the Pacific Rim, excluding Japan. For purposes of this prospectus, Asia will include, but not necessarily be limited to: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand, as well as Pakistan and Indochina as their markets become more accessible ("Asian Issuers.") The Fund is not intended as a complete investment program due to risks of investing in the Fund. For a description of risks inherent in investing in the Fund see "Risk Factors" and "Portfolio Turnover."

     The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, open-end, managed, no-load mutual fund consisting of seven separate portfolios of investments. This Prospectus relates to shares of the INVESCO Asian Growth Fund. Separate prospectuses are available upon request from INVESCO Distributors, Inc. for the Company's other funds: INVESCO Worldwide Capital Goods Fund, INVESCO Worldwide Communications Fund, INVESCO European Small
Company Fund, INVESCO Latin American Growth Fund, INVESCO Realty Fund and INVESCO S&P 500 Index Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered in the future.


     This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information dated December 1, ^ 1998, containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. To ^ request a free copy, write to INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085; or visit our web site ^ at http://www.invesco.com.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ^, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS
                                                                            Page


ANNUAL FUND EXPENSES                                                         109

FINANCIAL HIGHLIGHTS                                                         111

PERFORMANCE DATA                                                             113

INVESTMENT OBJECTIVE AND POLICIES                                            113

RISK FACTORS                                                                 118

THE FUND AND ITS MANAGEMENT                                                  123

HOW SHARES CAN BE PURCHASED                                                  126

SERVICES PROVIDED BY THE FUND                                                129

HOW TO REDEEM SHARES                                                         133

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS                                     135

ADDITIONAL INFORMATION                                                       136

ANNUAL FUND EXPENSES


     The Fund is no-load; there are no fees to purchase, exchange or redeem shares other than a fee to redeem or exchange shares held less than three months. (See "Shareholder Transaction Expenses"). The Fund^ is authorized to pay a ^ Rule 12b-1 distribution fee of one quarter of one percent of the Fund's average net assets each year. (See "How Shares Can Be Purchased - ^ Distribution Expenses.") Lower expenses benefit Fund shareholders by increasing the Fund's total return.

     Annual operating expenses are calculated as a percentage of the Fund's average annual net assets. To keep expenses competitive, INVESCO Funds Group, Inc. ("INVESCO") and INVESCO Asia Limited ("INVESCO Asia") voluntarily reimburse the Fund for certain expenses in excess of 2.00% (excluding excess amounts that have been offset by the expense offset arrangement described below) of the Fund's average net assets.


Shareholder Transaction Expenses
--------------------------------
Sales load "charge" on purchases                                            None
Sales load "charge" on reinvested dividends                                 None
Redemption fees                                                           1.00%*
Exchange fees                                                             1.00%*

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)


Management Fee                                                             0.75%
12b-1 Fees                                                                 0.25%
Other Expenses(1)(2)                                                     ^ 1.10%
   Transfer Agency Fee(3)                                  ^ 0.90%
   General Services, Administrative                        ^ 0.20%

    Services, Registration, Postage(4)
Total Fund Operating Expenses                                            ^ 2.10%
   (after voluntary expense limitation)(1)(2)


*There is a 1% fee retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges, which is imposed only on redemptions or exchanges of shares held less than three months.


     (1) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees ^ were reduced under an expense offset arrangement. However, as a result of an SEC requirement, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the ^ Ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect reductions for periods prior to the fiscal year ended July 31, 1996. See "The Fund ^ And Its Management."

     (2) Certain Fund expenses are voluntarily absorbed by INVESCO Funds Group, Inc. and INVESCO Asia Ltd. In the absence of such absorbed expenses, the Fund's "Other Expenses" and "Total Fund Operating Expenses" in the above table would have been ^ 1.85% and ^ 2.85%, of the Fund's average net assets based on the actual expenses of the Fund for the fiscal year ended July 31, ^ 1998. See "The Fund ^ And Its Management."


     (3) Consists of the transfer agency fee described under "Additional Information-Transfer and Dividend Disbursing Agent."

     (4) Includes, but is not limited to, fees and expenses of directors, custodian bank, legal counsel and independent accountants, securities pricing services, costs of administrative services under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

Example

     A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                   1 Year           3 Years           5 Years           10 Years
                   ------           -------           -------           --------
                    ^ $22               $66              $114               $245

     The purpose of the foregoing expense table and Example is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses are paid from the Fund's assets. (See "The Fund ^ And Its Management.") THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

     ^ Because the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

INVESCO Specialty Funds, Inc.
FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)


     The following information has been audited by ^ PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the ^ Report of Independent Accountants thereon appearing in the Company's ^ 1998 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Distributors, Inc. at the address or telephone number shown ^ on the back cover of this Prospecctus.

^ INVESCO Asian Growth Fund



                                                                                                        ^ Period
                                                                                                           Ended
                                                                         Year Ended ^ July 31            July 31
                                                                   --------------------------          --------^
                                                                   ^ 1998                1997            1996(a)

PER SHARE DATA
Net Asset Value -
     Beginning of Period                                           $11.35               $8.95             $10.00
                                                                   --------------------------           --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                         0.04              (0.02)               0.02
Net Gains or (Losses) on
     Securities ^(Both Realized
     and Unrealized)                                               (6.68)                2.42             (1.05)
                                                                   --------------------------           --------
Total from Investment Operations                                   (6.64)                2.40             (1.03)
                                                                   --------------------------           --------
LESS DISTRIBUTIONS
Dividends from Net Investment
     Income                                                          0.02                0.00               0.02
Distributions from Capital Gains                                     0.00                0.00               0.00
In Excess of Capital Gains                                           1.32                0.00               0.00
                                                                   --------------------------           --------
Total Distributions                                                  1.34                0.00               0.02
                                                                   --------------------------           --------
Net Asset Value - End of Period                                     $3.37              $11.35              $8.95
                                                                   ==========================           ========

TOTAL ^ RETURN(b)                                                (62.16%)              27.04%       (10.31%)(c)^

RATIOS
Net Assets - End of Period
     ($000 Omitted)                                               $12,203             $32,969            $14,315
Ratio of Expenses to Average
     Net Assets^(d)(e)                                              2.10%               2.05%         ^ 2.19%(f)



Ratio of Net Investment Income
     (Loss)^ to Average Net Assets^(d)                              0.45%             (0.20%)          0.94%(f)^
Portfolio Turnover Rate                                            ^ 141%                161%              2%(c)

^(a) From March 1, 1996,  commencement  of  investment  operations,  to July 31,
     1996.

^(b) The applicable redemption fees are not included in the Total Return calculation.

(c)^ Based on operations for the period shown and, accordingly, are not representative of a full year.

^(d) Various  expenses  of the Fund were  voluntarily  absorbed by INVESCO ^ and
     INVESCO Asia for the ^ years ended July 31, 1998 and 1997 and ^ the period ended July 31, 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.85%, 2.10% and 2.79% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (0.30%), (0.25%) and 0.34% (annualized), respectively.

^(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser and Sub-Adviser, which is before any expense offset arrangements.

^(f) Annualized

PERFORMANCE DATA


     From time to time, the Fund may advertise its total return performance. These figures are based upon historical investment results and are not intended to indicate future performance. The "total return" of the Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. Periods of one year, five years, ten years and/or life of the Fund are used if available. ^ Any given report of total return performance should not be considered as representative of future performance. The Fund charges no sales loads that would affect the total return computation. However, the total return computation may be affected as a result of the 1% redemption or exchange fee which is retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges, which is imposed on redemptions or exchanges of shares held less than three months.


     In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance for a given period and the performance of recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services may be used in advertising. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Pacific Region" Lipper mutual fund grouping, in addition to the broad-based Lipper general fund grouping.

INVESTMENT OBJECTIVE AND POLICIES


     ^ The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities (common stocks and, to a lesser degree, shares of other investment companies, preferred stocks and securities convertible into common stocks such as rights, warrants and convertible debt securities) of large and small companies domiciled or with primary operations in Asia and the Pacific Rim, excluding Japan. The foregoing investment objective is fundamental and may not be changed without the approval of the Fund's shareholders. For purposes of the Fund, Asia and Pacific Rim territories will include, but not necessarily be limited to: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand, as well as Pakistan and Indochina as their markets become more accessible. The Fund defines securities of Asian Issuers as any issuer which, in the opinion of the Fund's investment adviser or sub-adviser (collectively, "Fund Management"), issues: (1) securities of companies organized under the laws of an Asian territory, other than Japan; (2) securities of companies for which the principal securities trading market is in Asian territories; (3) securities issued or guaranteed by a government agency, instrumentality, political subdivision, or central bank of an Asian territory; (4) securities of issuers, wherever organized, with at least 50% of the issuer's assets, gross revenues, or profit in any one of the two most recent fiscal years derived from activities or assets in Asian territories, other than Japan; or (5) securities of Asian Issuers, as defined above, in the form of depository shares or receipts. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least five different countries, although Fund Management expects the Fund's investments to be allocated among a larger number of countries. While more than ^ 50% of the Fund's total assets on occasion may be invested in securities of Asian ^ Issuers domiciled in, or with primary operations in, a single country, Fund Management does not normally intend to manage the Fund's investments with the view of investing more than ^ 50% of the Fund's total assets in securities of Asian Issuers domiciled in, or with primary operations in, any one particular country.


     The Fund has not established any minimum investment standards, such as earnings history, type of industry, dividend payment history, etc. with respect to the Fund's investments in foreign equity securities and, therefore, investors in the Fund should consider that investments may consist of securities that may be deemed to be speculative.

     The economies of Asian countries may vary widely in their condition, and may be subject to certain changes that could have a positive or negative impact on the Fund. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

     The securities in which the Fund invests will typically be listed on the principal stock exchanges in these countries, or in the secondary or junior markets, although the Fund may purchase securities listed on the over-the-counter market in these countries. While Fund Management believes that smaller companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, Fund Management expects, under normal market conditions, to vary its portfolio investments by company, industry and country. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

     Consistent with its investment objective, the balance of the Fund's assets may be invested in debt securities (corporate bonds, commercial paper, debt securities issued by the U.S. government, its agencies and instrumentalities, Asian Issuers or foreign governments and, to a lesser extent, municipal bonds, asset-backed securities and zero coupon bonds). The Fund may invest no more than 30% of its total assets in debt securities that are rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, judged by Fund Management to be equivalent in quality to debt securities having such ratings (commonly referred to as "junk bonds"). In no event will the Fund ever invest in a debt security rated below CCC by S&P or Caa by Moody's or, if unrated, judged by Fund Management to be equivalent in quality to debt securities having such ratings. The risks of investing in lower rated debt securities are discussed below under "Risk Factors."


     The amounts invested in stocks, bonds and cash securities may ^ vary from time to time, depending upon Fund Management's assessment of business, economic and market conditions. However, the Fund does not currently intend to invest any portion of its assets in Japan. In periods of ^ unfavorable economic and market conditions, as determined by Fund Management, the Fund may depart from its basic investment objective and assume a ^ defensive position^ by temporarily investing up to 100% of its assets ^ in high-quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements ^, seeking to protect the assets until conditions stabilize. The Fund reserves the right to hold equity, fixed-income and cash securities in whatever proportion is deemed desirable at any given time for temporary defensive purposes. While the Fund is in a defensive position, the opportunity to achieve capital appreciation will be limited; however, the ability to maintain a defensive position enables the Fund to seek to avoid capital losses during market downturns. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in cash securities.


     As a non-fundamental policy, in order to hedge its portfolio the Fund may purchase and write options on securities (including index options and options on foreign securities) and may invest in futures contracts for the purchase or sale of foreign currencies, fixed-income securities and instruments based on financial indices (collectively, "futures contracts"), options on futures contracts, forward contracts and interest rate swaps and swap-related products. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. These practices and instruments, some of which are known as derivatives, and their risks are discussed below under "Risk Factors" and in the Statement of Additional Information.

     Additional information on certain types of securities in which the Fund may invest is set forth below:

     When-Issued Securities.^ The Fund may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell equity or debt securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month later or more). The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund maintains cash, U.S. government securities, or other liquid securities having an aggregate value equal to the amount of such purchase commitments in a segregated account until payment is made.

     Illiquid and Rule 144A Securities.^ The Fund may invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, ^ the Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

     ^ The Fund may purchase certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

     ^ The settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political unrest and the dependence on foreign economic assistance may be greater in these countries than in developed countries.

     Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers, which are deemed creditworthy by Fund Management. A repurchase agreement, which may be considered a "loan" under the Investment Company Act of 1940 (the "1940 Act"), is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally, the next business day). In the event that the original seller defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell such security. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of its net assets would be invested in such repurchase agreements and other illiquid securities. The Fund has not adopted any limit on the amount of its net assets that may be invested in repurchase agreements maturing in seven days or less.


     Portfolio Turnover.^ There are no fixed limitations regarding portfolio turnover for the Fund's portfolio. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, investment considerations warrant such action. In addition, portfolio turnover rates may increase as a result of large amounts of purchases or redemptions of Fund shares due to economic, market or other factors that are not within the control of Fund Management. As a result, while it is anticipated that the portfolio turnover rate for the Fund's portfolio generally will not exceed 200%, under certain market conditions the portfolio turnover rate may exceed 200%. A portfolio turnover rate in excess of 100% may be considered higher than that of other investment companies seeking capital appreciation. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case, and may result in the acceleration of capital gains that are taxable when distributed to shareholders. The Fund's portfolio turnover rate, along with the Fund's brokerage allocation policies, are discussed further in the Statement of Additional Information.

     Investment Restrictions.^ The Fund is subject to a variety of restrictions regarding its investments that are set forth in this Prospectus and in the
Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental, and may not be altered without the approval of the Fund's shareholders. Such fundamental investment restrictions include the restrictions which prohibit a Fund from: lending more than 33-1/3% of its total assets to other parties (excluding purchases of commercial paper, debt securities and repurchase agreements); investing more than 25% of the value of the Fund's total assets in one industry (other than government securities); with respect to 75% of its total assets, purchasing the securities of any one issuer (other than cash items and government securities) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to own more than 10% of the outstanding voting securities of the issuer; and borrowing money or issuing senior securities, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment), and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of its total assets. However, unless otherwise noted, the Fund's investment restrictions and its investment policies are not fundamental and may be changed by action of the Company's board of directors. Unless otherwise noted, all percentage limitations contained in the Fund's investment policies and restrictions apply at the time an investment is made. Thus, subsequent changes in the value of an investment after purchase or in the value of the Fund's total assets will not cause any such limitation to have been violated or to require the disposition of any investment, except as otherwise required by law. If the credit ratings of an issuer are lowered below those specified for investment by the Fund, the Fund is not required to dispose of the obligations of that issuer. The determination of whether to sell such an obligation will be made by Fund Management based upon an assessment of credit risk and the prevailing market price of the investment. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. The Fund attempts to minimize such fluctuations by not purchasing additional securities when borrowings, including reverse repurchase agreements, are greater than 5% of the value of the Fund's total assets. The Fund does not intend to invest more than 5% of its assets in reverse repurchase agreements. As a fundamental policy in addition to the above, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. See "Additional Information -^ Master/Feeder Option."


RISK FACTORS

     There can be no assurance that the Fund will achieve its investment objective. The Fund's investments in common stocks and other equity securities may, of course, decline in value. The Fund's assets will be invested primarily in Asian Issuers. Investors should realize that investing in securities of Asian Issuers involves certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. issuers. Further, certain investments that the Fund may purchase, and investment techniques that the Fund may use, involve risks including those set forth below.

     Investment in the Fund involves above-average investment risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program.

     ^ Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.

     Political and Economic Risks. The Fund may make investments in developing countries which involve exposure to economic structures that generally are less diverse and mature than in the United States, and to political systems which may be less stable. A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors.


     Investing in securities of issuers in Asian countries involves certain considerations not typically associated with investing in securities of United States companies, including (1) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (2) currency fluctuations,
(3) the cost of converting foreign currency into United States dollars, (4) potential price volatility and lesser liquidity of shares traded on Asian country securities markets and (5) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

     Certain Asian countries are more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Investments in countries that have recently opened their capital market, including China, which appear to have relaxed their central planning requirement and those that have privatized some of their state-owned industries toward free markets, should be regarded as speculative.


     Securities Markets.^ The settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations are generally more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than developed countries.


     Securities exchanges and broker-dealers in some Asian countries are subject to less regulatory scrutiny than in the United States, as are Asian Issuers in such countries. The limited size of the markets for securities may enable adverse publicity, investors' perceptions or traders' positions or strategies to affect prices unduly, at times decreasing not only the value but also the liquidity of the Fund's investments. The Fund may invest no more than 15% of its net assets at the time of investment in illiquid securities. Securities the proceeds of which are subject to limitations on repatriation of principal or profits for more than seven days, and those for which there ceases to be a ready market, will be deemed illiquid for this purpose.


     Foreign Securities.^ Due to the absence of established securities markets in certain Asian countries there may be restrictions on investment by foreigners in the securities of companies in these countries, and difficulties in removing from certain of these countries the dollars invested in such companies; the Fund's ability to invest in certain countries may be restricted to the use of investment vehicles authorized by the local government, investment in shares of other investment companies; or investments in American Depository Receipts ("ADRs"), American Depository Shares, and Global Depository Shares.


         ADRs are instruments, usually issued by a U.S. bank or trust company, evidencing ownership of securities of a foreign issuer into which the ADRs may be convertible. ADRs are designed for use in United States markets and may be traded on U.S. securities exchanges or over-the-counter. They are denominated in dollars rather than the currency of the country in which the underlying securities are issued.

         ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

         As indicated above, the Fund may deem it most practical to invest in certain countries through other investment companies or similar vehicles, although there can be no assurance that any such vehicles will be available or will themselves have invested in the securities found most desirable by the Fund. The Fund will not invest through other entities unless, in the opinion of Fund Management, the potential advantages of such investment justify the Fund's bearing its ratable share of the expenses of such entity (constituting duplicate levels of advisory fees to be borne by the Fund and its shareholders) and its share of any premium encompassed in the market value of such entity at the time of the Fund's investment over the market value of the entity's underlying holdings. In addition, there may be tax ramifications relating to investment in such entities. Investments by the Fund in other investment companies are subject to the following limits imposed by the 1940 Act: subject to certain exceptions, no more than 5% of the Fund's total assets may be invested in any one investment company (but no more than 3% of the voting stock of the underlying investment company may be purchased) and no more than 10% of the Fund's total assets may be invested in other investment companies in the aggregate.


     For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency ^ risk (i.e., changes in the value of the currencies in which the securities are denominated relative to the U.S. dollar). In a period when the U.S. dollar generally rises against a foreign currency, the returns for a U.S. investor on foreign securities denominated in that foreign currency may decline. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities generally ^ are enhanced.

     Other risks and considerations of international investing include the following: differences in accounting, auditing and financial reporting standards, which may result in less publicly available information than is generally available with respect to U.S. issuers; generally higher commission rates on foreign portfolio transactions and longer settlement periods; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on income and/or gains from the Fund's investment income on foreign securities, which may reduce dividend and/or interest income or capital gains available for distribution to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

     ^ Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). EMU intends to establish a common European currency for EMU countries which will be known as the "euro." Each participating country presently plans to adopt the euro as its currency on January 1, 1999. The old national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The planned introduction of the euro presents some uncertainties and possible risks, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; whether exchange rates for existing currencies and the euro will be adequately established; and whether suitable clearing and settlement systems for the euro will be in operation. These and other factors may cause market disruptions before or after January 1, 1999 and could adversely affect the value of securities held by the Fund.

     After January 1, 1999, the introduction of the euro is expected to impact European capital markets in ways that it is impossible to quantify at this time. For example, investors may begin to view EMU countries as a single market, and that may impact future investment decisions for the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may impact the fiscal and monetary policies of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

     Debt Securities. The Fund's investments in debt securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by S&P or Moody's provide a generally useful guide to such credit risk. The lower rating given a security by said rating service, the greater the credit risk such rating service perceives to exist with respect to such seurity. Increasing the amount of Fund assets invested in unrated or lower grade securities, while intended to increase the yield produced by these assets, also will increase the credit risk to which those assets are subject.


     Market risk relates to the fact that the market values of the debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values. Although Fund Management limits the Fund's investments in fixed-income securities to securities it believes are not highly speculative, both kinds of risk are increased by investing in debt securities rated below the top three grades by S&P or Moody's or, if unrated, securities determined by Fund Management to be of equivalent quality. Although bonds in the lowest investment grade debt category (those rated BBB by S&P or Baa by Moody's) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by S&P (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. For a specific description of each corporate bond rating category, please refer to Appendix B to the Statement of Additional Information. Note, however, that the Fund expects that most foreign debt securities in which it would invest will not be rated by U.S. rating services.


     Futures, Options and Other Derivative Instruments.^ The use of futures, options, forward contracts and swaps exposes the Fund to additional investment risks and transaction costs and, as a result, no more than 5% of the Fund's total assets will be committed to such investments. If Fund Management seeks to protect the Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, the Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. Further information on the use of futures, options, forward foreign currency contracts and swaps and swap-related products, and the associated risks, is contained in the Statement of Additional Information.

     Securities Lending.^ The Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. For further information on this policy, see "Investment Policies and Restrictions" in the Statement of Additional Information.


THE FUND AND ITS MANAGEMENT

     The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 12, 1994, under the laws of Maryland.


     The Company's board of directors has responsibility for overall supervision of the Fund, and reviews the services provided by the adviser. Under ^ an agreement with the Company, INVESCO ^, 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. Under this agreement, ^ INVESCO is primarily responsible for providing the Fund with various administrative services and supervising the Fund's daily business affairs. These services are subject to review by the Company's board of directors.

     Pursuant to an agreement with ^ INVESCO, INVESCO Asia Limited ("INVESCO Asia") serves as the sub-adviser to the Fund. ^ INVESCO Asia, subject to the supervision of ^ INVESCO, is primarily responsible for selecting and managing the Fund's investments.

     Pursuant to an agreement with the Company, ^ INVESCO Distributors, Inc. ("IDI") ^ is the Fund's distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by ^ INVESCO. Prior to September 30, 1997, ^ INVESCO served as the Fund's distributor.

     ^ INVESCO, INVESCO Asia and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world. ^ INVESCO and INVESCO Asia continued to operate under their existing names. AMVESCAP PLC ^ had approximately ^ $261 billion in assets under management^ as of June 30, 1998. INVESCO was established in 1932 and, as of July 31, ^ 1998, managed 14 mutual funds, consisting of ^ 49 separate portfolios, with combined assets of approximately ^ $19.6 billion on behalf of ^ 884,099 shareholders.

     The following individual serves as lead portfolio manager for the Fund and, as a member of the INVESCO Asia Regional Strategies Team headed by William Barron, is primarily responsible for determining, in accordance with ^ the Regional Strategies Team, the country-by-country allocation of the ^ portfolio's assets. For portfolio construction, the lead portfolio manager relies on stock recommendations of the country specialists as per the "Buylist" or model portfolio, based on the ongoing implementation and risk control policies applicable to the portfolio:

^ Sam Lau                             Portfolio manager of the Fund since ^
                                      1998; portfolio manager for INVESCO Asia
                                      Limited since ^ 1994; formerly
                                      (1988-1990), investment analyst for W. I.
                                      Carr and (1990-1994) asset manager for
                                      Barings and Morgan Guaranty Trust; began investment career in ^ 1988; B.S. in Computer Science and Mathematics from the University of Illinois and M.B.A. from the Chinese University of Hong Kong.

     ^ Mr. Lau heads a team of individual country specialists who are responsible for managing security selections for their assigned country's share of the allocation within the parameters established by INVESCO Asia's investment policy group.

     Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Funds or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

     The Fund pays INVESCO a monthly management ^ fee which is based upon a percentage of the Fund's average net assets ^, determined daily. The ^ management fee is computed at the annual rate of 0.75% on the first $500 million of the Fund's average net assets, 0.65% on the next $500 million of the Fund's average net assets and 0.55% on the Fund's average net assets over $1 billion.

     Out of ^ the advisory fee which it receives from the Fund, ^ INVESCO pays INVESCO Asia, as ^ the Fund's sub-adviser, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of sub-advisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the ^ Fund's average net assets, ^ 0.2167% on the next $500 million of the ^ Fund's average net assets and ^ 0.1833% on the ^ Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.22% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to INVESCO Asia.

     The Company also has entered into an Administrative Services Agreement (the "Administrative Agreement") with ^ INVESCO. Pursuant to the Administrative Agreement, ^ INVESCO performs certain administrative, recordkeeping and internal sub-accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing sub-accounting and recordkeeping services for Fund shareholder accounts maintained by certain retirement and employee benefit plans for the benefit of participants in such plans. For such services, the Fund pays ^ INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund. ^ INVESCO also is paid a fee by the Fund for providing transfer agent services. See "Additional Information."

     The management and custodial services provided to the Fund by INVESCO and the Fund's custodian, and the services provided to shareholders by INVESCO and IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with noncomplying computer systems of others. INVESCO plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

     The Fund's expenses, which are accrued daily, are ^ deducted from the Fund's total income before dividends are paid. Total expenses (prior to any expense offset arrangement) of the Fund for the fiscal year ended July 31, ^ 1998, including investment management fees (but excluding brokerage commissions, which are included as a cost of acquiring securities), amounted to ^ 2.10% of the Fund's average net assets. Certain expenses of the Fund are voluntarily absorbed by ^ INVESCO and INVESCO Asia pursuant to a commitment to the Fund in order to ensure that the Fund's total operating expenses do not exceed 2.00%. This commitment may be changed following consultation with the Company's board of directors. In the absence of such voluntary expense limitation, the Fund's total expenses for the fiscal year ended July 31, ^ 1998 would have been ^ 2.85% of the Fund's average net assets.

     Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of such ^ brokers' and dealers' financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How Shares Can Be Purchased - Distribution Expenses," the Company may market shares of the Fund through intermediary brokers or dealers that have entered into Dealer Agreements with ^ INVESCO or IDI, as the Fund's distributor. The Fund may place orders for portfolio transactions with qualified ^ brokers and dealers that recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.

^


HOW SHARES CAN BE PURCHASED

     Shares of the Fund are sold on a continuous basis by IDI, as the Fund's distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Fund. To purchase shares of the Fund, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

                                    INVESCO Funds Group, Inc.
                                    Post Office Box 173706
                                    Denver, Colorado  80217-3706

     Purchase orders must specify the Fund in which the investment is to be made.

     The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the section entitled "Services Provided By The Fund," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual
Retirement Account ("IRA"), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in a Fund under a federal income tax-deferred retirement plan (other than an IRA account), or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to increase, reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund.


     The purchase of Fund shares can be expedited by placing bank wire, overnight courier or telephone orders. Overnight courier orders must meet the above minimum requirements. In no case can a bank wire order or telephone order be in an amount less than $1,000. For further information, the purchaser may call the Fund's office by using the telephone number on the cover of this Prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not ^ post office box, of INVESCO ^ at 7800 E. Union Avenue, Denver, CO 80237.

     Orders to purchase shares of the Fund can be placed by telephone. Shares of the Fund will be issued at the net asset value next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the Fund within three business days or the transaction may be ^ canceled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. ^ INVESCO has agreed to indemnify the Fund for any losses resulting from the cancellation of telephone purchases.

     If your check does not clear, or if a telephone purchase must be ^ canceled due to nonpayment, you will be responsible for any related loss the Fund or ^ INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Fund has the option to redeem shares from any identically registered account in the Fund or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.

     Persons who invest in the Fund through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with the Fund in any transaction. In that event, there is no such charge. IDI or ^ INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund.

     The Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of Fund Management, such rejection is in the best interest of the Fund.

     Net asset value per share is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security or other asset will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.


     Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to IDI to permit IDI, at its discretion, to engage in certain activities and provide certain services approved by the board of directors of the Company in connection with the distribution of the Fund's shares to investors. These activities and services may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO- and IDI-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

     In addition, other permissible activities and services include advertising, ^ preparation, printing and distribution of sales literature, printing and distribution of prospectuses to prospective investors, and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of INVESCO, IDI or ^ their affiliates or by third parties.

     Under the Plan, the ^ Fund's payments to IDI ^ are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets during the month. IDI is not entitled to payment for overhead expenses under the Plan, but may be paid for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of ^ INVESCO or IDI whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Payment amounts by the Fund under the Plan, for any month, may only be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls^. Therefore, any obligations incurred by IDI in excess of the limitations described above will not be paid by the Fund and will be borne by IDI. In addition, INVESCO, IDI and ^ their affiliates may from time to time make additional payments from ^ their revenues to securities dealers, financial advisers and other financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of the Plan's termination. ^ Payments made by the Fund may not be used to finance directly the distribution of shares of any other Fund of the Company or other mutual fund advised by ^ INVESCO and distributed by IDI. However, payments received by IDI which are not used to finance the distribution of shares of the Fund become part of IDI's revenues and may be used by IDI for ^ activities ^ that promote distribution of any of the mutual funds advised by ^ INVESCO. Subject to review by the ^ Company's directors^, payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate. IDI will bear any distribution- and service-related expenses in excess of the amounts which are compensated pursuant to the Plan. The Plan also authorizes any financing of distribution which may result from IDI's use of its own resources,^ provided that such fees are legitimate and not excessive. For more information see "How Shares Can Be Purchased - ^ Distribution Plan" in the Statement of Additional Information.


SERVICES PROVIDED BY THE FUND


     Shareholder Accounts. ^ INVESCO maintains a share account that reflects the current holdings of each shareholder. Share certificates will be issued only upon specific request. Since certificates must be carefully safeguarded, and must be surrendered in order to exchange or redeem Fund shares, most shareholders do not request share certificates in order to facilitate such transactions. Each shareholder is sent a detailed confirmation of each transaction in shares of the Fund. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Fund's office by using the telephone number on the cover of this Prospectus.

     Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund at the net asset value per share in effect on the ex-dividend or ex-distribution date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised by ^ INVESCO and distributed by IDI, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to ^ INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting ^ INVESCO.

     Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by ^ INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, ^ INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting ^ INVESCO.

     Exchange Policy. Shares of the Fund may be exchanged for shares of any other fund of the Company, as well as for shares of any of the following other no-load mutual funds, which are also advised by ^ INVESCO and distributed by IDI, on the basis of their respective net asset values at the time of the exchange: ^ INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Equity Funds, Inc. (formerly, INVESCO Capital Appreciation Funds, Inc.), INVESCO Flexible Funds, Inc. (formerly, INVESCO Multiple Asset Funds, Inc.), INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust.

     Upon an exchange of shares held less than three months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions or exchanges, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to ^ INVESCO, and does not benefit ^ INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by ^ INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine the three-month holding period. Under this method the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than three months as to any shares, the redemption/exchange fee will be assessed on the current net asset value of those shares.


     An exchange involves the redemption of shares in the Fund and investment of the redemption proceeds in shares of another fund of the Company or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to ^ INVESCO, using the telephone number or address on the ^ back of this Prospectus. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the Fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the Fund's applicable minimum subsequent investment requirements.


     The option to exchange Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing the telephone exchange option, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

     In order to prevent abuse of this policy to the disadvantage of other shareholders, the Fund reserves the right to terminate the exchange option of any shareholder who requests more than four exchanges in a year. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange policy also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the 1940 Act, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange policy will be given at least 60 days prior to the date of termination or the effective date of the modification.

     Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences. Shareholders interested in exercising the exchange option may contact ^ INVESCO for information concerning their particular exchanges.

     Automatic Monthly Exchange. Shareholders who have accounts in any one or more of the mutual funds distributed by IDI may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Policy" on a monthly basis. The minimum monthly exchange in this program is $50.00. This automatic exchange program can be changed by the shareholder at any time by notifying ^ INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting ^ INVESCO.

     EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by contacting ^ INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting ^ INVESCO.

     Direct Payroll Purchase. Shareholders may elect to have their employer make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder, by notifying the employer. Further information regarding this service can be obtained by contacting ^ INVESCO.

     Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for self-employed individual retirement plans, ^ various individual retirement plans ("IRAs"), simplified employee pension plans and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under
Section 403(b) of the Internal Revenue Code of 1986 by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.

     Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from ^ INVESCO. Institutional Trust Company d/b/a INVESCO Trust Company ("ITC"), an affiliate of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call ^ INVESCO at the telephone number listed on the ^ back of this prospectus or send a written request to: Retirement Services, INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706.

HOW TO REDEEM SHARES


     Shares of the Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Fund's office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance. Upon the redemption of shares held less than three months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions or exchanges, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to ^ INVESCO, and does not benefit ^ INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by ^ INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine the three-month holding period. Under this method the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than three months as to any shares, the redemption/exchange fee will be assessed on the current net asset value of those shares.

     If the shares to be redeemed are represented by stock certificates, a written request for redemption signed by the registered shareholder(s) and the certificates must be forwarded to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not ^ post office box, of INVESCO Funds Group, Inc. at 7800 E. Union Avenue, Denver, CO 80237. If no certificates have been issued, a written redemption request signed by each registered owner of the account must be submitted to ^ INVESCO at the post office box address noted above. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specific information. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of broker-dealers may differ from those applicable to other shareholders.


     Be careful to specify the account from which the redemption is to be made. Shareholders have a separate account for each fund in which they invest.

     Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, or an emergency as defined by the Securities and

Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which will take up to 15 days).


     If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in a Fund account, ^ INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.


     Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.


     Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250) held in accounts maintained in their name by telephoning redemption instructions to ^ INVESCO, using the telephone number on the ^ back of this prospectus. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder's Fund account, or wired (minimum of $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Fund charges no fee for effecting such telephone redemptions. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. These telephone redemption privileges may be modified or terminated in the future at the discretion of Fund Management.

     For ITC-sponsored federal income tax-deferred retirement plans ^, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Shareholders should understand that, while the Fund will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.

     ^ Redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS


     Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from certain foreign currency transactions, if any^. Distribution of all net investment income to shareholders allows the Fund to maintain its tax status as a regulated investment company. ^ The Fund does not expect to pay any federal income or excise taxes because of its tax status as a regulated investment company.

     Shareholders^ must include all dividends and other distributions ^ as taxable income for federal, state and local income tax purposes unless they are exempt from income taxes. Dividends and other distributions are taxable whether they are received in cash or automatically reinvested in shares of the Fund or another fund in the INVESCO group.

     Net realized capital gains of the Fund are classified as short-term and long-term gains depending upon how long the Fund held the security that gave rise to the gains. Short-term capital gains are included in income from dividends and interest as ordinary income and are taxed at the taxpayer's marginal tax rate. ^ Long-term gains realized between May 7, 1997 and July 28, 1997 on the sale of securities held for more than ^ 12 months are taxable at a ^ maximum rate of 20% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than one year but not for more than 18 months are taxable at a maximum rate of 28% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than 18 months are taxable at a maximum rate of 20% (depending on the shareholder's marginal tax rate). Beginning January 1, 1998, the IRS Restructuring and Reform Act of 1998, signed into law on July 24, 1998, lowers the holding period for long-term capital gains entitled to the 20% capital gains tax rate from 18 months to 12 months. Accordingly, all long-term gains realized after December 31, 1997 on the sale of securities held for more than 12 months will be taxable at a maximum rate of 20%. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders. Shareholders should consult their tax ^ adviser as to the effect of ^ distributions by the Fund ^.

     Shareholders ^ may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid. Capital gains on shares held for more than one year will be long-term capital gains, in which event they will be subject to federal income tax at the rates indicated above.

     The Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund.


     Individuals and certain other non-corporate shareholders may be subject to backup withholding of 31% on dividends, capital gains and other distributions and redemption proceeds. ^ Shareholders can avoid backup withholding on ^ their Fund account by ensuring that ^ INVESCO has a correct, certified tax identification number unless the shareholder is subject to backup withholding for other reasons.

     Shareholders should^ consult a tax adviser with respect to these matters. For further information see "Dividends, Other Distributions ^ And Taxes" in the Statement of Additional Information.



     Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of interest and dividends ^ on its investments. Dividends paid by the Fund will be based solely on the net investment income earned by it. The Fund's policy is to distribute substantially all of this income, less ^ expenses, to shareholders on a quarterly basis, at the discretion of the ^ Company's board of directors. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the payable date unless otherwise requested.

     In addition, the Fund realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains^ realized on foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in shares of the Fund at the net asset value on the payable date unless otherwise requested.

     Dividends and other distributions are paid to ^ shareholders who hold shares on the record date of distribution regardless how long the Fund shares have been held by the shareholder. The Fund's share price will then drop by the amount of the distribution on the ex-dividend or ex-distribution date. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution.


ADDITIONAL INFORMATION

     Voting Rights. All shares of the Fund have equal voting rights, based on one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all funds of the Company voting together. In other cases, such as voting upon the investment advisory contract, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the Fund or funds affected by the matter will be entitled to vote thereon. The Company is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the ^ Fund or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the 1940 Act. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

     Master/Feeder Option. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company or partnership having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by ^ INVESCO in substantially the same manner as the existing Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the shareholders of the Fund. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of the Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.


     Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Fund at the telephone number or mailing address set forth on the cover page of this prospectus.


     Transfer and Dividend Disbursing Agent. INVESCO ^, 7800 E. Union Ave., Denver, Colorado 80237, also acts as registrar, transfer agent, and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement which provides that the Fund will pay an annual fee of $20.00 per shareholder account or, where applicable, per participant in an omnibus account. The transfer agency fee is not charged to each shareholder's or participant's account, but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of ^ INVESCO, may provide sub-transfer agency or recordkeeping services to the Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by ^ INVESCO. In such cases, ^ INVESCO may pay the third party an annual sub-transfer agency or recordkeeping fee out of the transfer agency fee which is paid to ^ INVESCO by the Fund.

                                                 ^ INVESCO SPECIALTY FUNDS, INC.

                                                 INVESCO Asian Growth Fund

                                                 A   no-load   mutual   fund
                                                 seeking             capital
                                                 appreciation.


                                                 PROSPECTUS
                                                 December 1, 1998


INVESCO FUNDS


INVESCO Distributors, ^ Inc.(SM)
Distributor

Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:


Cherry Creek
155-B Fillmore Street;
Denver Tech Center
7800 East Union Avenue
Lobby Level

In addition,  all documents
filed by the Company with the
Securities & Exchange Commission
can be located on a ^ web site
maintained by the Commission at
http://www.sec.gov.

PROSPECTUS
December 1, ^ 1998




                               INVESCO REALTY FUND

     INVESCO Realty Fund (the "Fund") seeks to provide above-average current income. Long-term capital growth potential is an additional consideration in selecting securities for the Fund's investment portfolio. The Fund normally invests at least 65% of its total assets in dividend-paying, publicly-traded stocks of companies in the real estate industry. The remaining assets are invested in other income-producing securities such as corporate bonds.


     The Fund is a series of INVESCO Specialty Funds, Inc. (The "Company"), a diversified, managed no-load mutual fund consisting of seven separate portfolios of investments. Separate prospectuses are available upon request from INVESCO Distributors, Inc. for the Company's other funds: INVESCO Worldwide Capital Goods Fund, INVESCO Worldwide Communications Fund, INVESCO European Small Company Fund, INVESCO Asian Growth Fund, INVESCO Latin American Growth Fund and INVESCO S&P 500 Index Fund. Investors may purchase shares of any and all of the Funds. Additional funds may be offered in the future.

     This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information dated December 1, ^ 1998, containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. To ^ request a free copy, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085; or visit our web site at http://www.invesco.com.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ^, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                                 TABLE OF CONTENTS

                                                                            Page

ESSENTIAL INFORMATION........................................................141

ANNUAL FUND EXPENSES.........................................................142

FINANCIAL HIGHLIGHTS.........................................................144

INVESTMENT OBJECTIVE AND STRATEGY............................................146

INVESTMENT POLICIES AND RISKS................................................147

THE FUND AND ITS MANAGEMENT..................................................154

FUND PRICE AND PERFORMANCE...................................................156

HOW TO BUY SHARES............................................................157

FUND SERVICES................................................................163

HOW TO SELL SHARES...........................................................165

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS.....................................167

ADDITIONAL INFORMATION.......................................................169

ESSENTIAL INFORMATION


     Investment Goal And Strategy: ^ The Fund seeks to provide above-average current income. Long-term capital growth potential is an additional consideration in selecting securities for the Fund's investment portfolio. The Fund normally invests at least 65% of its total assets in publicly-traded stocks of companies primarily engaged in the real estate industry. The remaining assets are invested in other income-producing securities such as mortgage-backed securities and corporate bonds. There is no guarantee that the Fund will meet its objective. See "Investment Objective and Strategy" ^ And "Investment Policies ^ And Risks."

     Designed For: Investors primarily seeking above-average current income consistent with reasonable risk, without sacrificing the potential for long-term capital growth. While not a complete investment program, the Fund may be a valuable element of your investment portfolio. You also may wish to consider the Fund as part of a Uniform Gifts/Transfer To Minors Act Account or systematic investing strategy. The Fund may be a suitable investment for many types of retirement programs, including various Individual Retirement ^ Accounts ("IRAs"), 401(k), Profit Sharing, Money Purchase Pension, and 403(b) plans.


     Time Horizon: Since stock prices fluctuate on a daily basis, the Fund's price per share varies daily. Potential shareholders should consider this a long-term investment.

     Risks: The Fund focuses on equity securities of companies principally engaged in the real estate industry. As such, in addition to the normal market risks associated with investments in securities generally, the Fund is particularly sensitive to conditions in the real estate industry. Real estate is a cyclical industry that is sensitive to, among other things, interest rates, property tax rates, national, regional and local economic conditions and availability of materials. The Fund's investments in debt securities are subject to credit risk and market risk, both of which are increased by investing in lower-rated securities. The returns on foreign investments may be influenced by the risks of investing overseas. Rapid portfolio turnover may result in higher brokerage commissions and the acceleration of taxable capital gains. These policies make the Fund unsuitable for that portion of your savings dedicated to preservation of capital over the short term. See "Investment Objective And Strategy" and "Investment Policies And Risks."


     Organization and Management: The Fund is a series of ^ the Company. The Fund is owned by its shareholders. ^ It employs INVESCO Funds Group, Inc. (" ^ INVESCO"), founded in 1932, to serve as investment adviser, administrator and transfer agent. INVESCO Realty Advisors, Inc. ("IRAI") serves as the Fund's sub-adviser. Together, ^ INVESCO and IRAI constitute "Fund Management." ^ INVESCO Distributors, Inc. ("IDI"), founded in 1997 as a wholly-owned subsidiary of ^ INVESCO, is the Fund's distributor.

     The Fund's investments are selected by a team of IRAI portfolio managers that is collectively responsible for the investment decisions relating to the Fund.


     ^ INVESCO, IRAI and IDI are subsidiaries of AMVESCAP PLC, an international investment management company that ^ managed approximately ^ $261 billion in assets as of June 30, 1998. AMVESCAP PLC is based in London, with money managers located in Europe, North America, Latin America and the Far East.


This Fund offers all of the following services at no charge:
Telephone purchases
Telephone   exchanges
Telephone   redemptions
Automatic    reinvestment   of distributions
Regular investment plans, such as EasiVest (the Fund's automatic monthly investment program), Direct Payroll Purchase, and Automatic Monthly Exchange Periodic withdrawal plans

See "How To Buy Shares" and "How To Sell Shares."

     Minimum Initial Investment: $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans.

     Minimum  Subsequent  Investment:   $50  (Minimums  are  lower  for  certain
retirement plans.)

ANNUAL FUND EXPENSES


     The Fund is no-load; there are no fees to purchase, exchange or redeem shares. The Fund^ is authorized to pay a Rule 12b-1 distribution fee of one quarter of one percent of the Fund's average net assets each year. (See "How To Buy Shares -^ Distribution Expenses.")


     Like any company, the Fund has operating expenses -- such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts and other expenses. These expenses are paid from the Fund's assets. Lower expenses benefit investors by increasing the Fund's total return.


     We calculate annual operating expenses as a percentage of the Fund's average annual net assets. To keep expenses competitive, ^ INVESCO voluntarily reimburses the Fund for expenses in excess of 1.20% of the Fund's average net assets (excluding expense offset arrangement described below).


Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)


Management Fee                                                            0.75%^
12b-1 Fees                                                                0.25%^
Other Expenses (after expense ^ limitation)(1)(2)                         0.22%
Total Fund Operating Expenses
(after expense ^ limitation)(1)(2)                                        1.22%

^(1) It should be noted that the Fund's actual operating expenses were lower than the figures shown because the Fund's custodian fees were reduced under an expense offset arrangement. However, as a result of an SEC requirement ^,the figures shown above do not reflect these reductions.

^(2) Certain expenses of the Fund are absorbed voluntarily by ^ INVESCO. In the absence of such absorbed expenses the Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been ^ 0.97% (annualized) and ^ 1.97%, respectively, of the Fund's actual expenses for the ^ fiscal year ended July 31, 1998.


Example

     A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
                  ^ $13             $39              $67               $148

     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE ^ EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES, AND ACTUAL ANNUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For more information on the Fund's expenses, see "The Fund And Its Management" and "How To Buy Shares -- Distribution Expenses."


     Because the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout the Period)


     The following information ^ has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the ^ Report of Independent Accountants thereon appearing in the Company's ^ 1998 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting ^ IDI at the address or telephone number ^ on the back cover of this Prospectus. The Annual Report also contains more information about the Fund's performance.

INVESCO Realty Fund


                                                                            Year                        Period
                                                                           Ended                         Ended
                                                                         July 31                       July 31
                                                                       ---------                    ---------^
                                                                          ^ 1998                       1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                                     $10.99                        $10.00
                                                                       ---------                     ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                     ^ 0.38                          0.22
Net Gains or (Losses) on Securities
     (Both Realized and Unrealized)                                       (0.96)                          0.99
                                                                       ---------                     ---------
Total from Investment Operations                                          (0.58)                          1.21
                                                                       ---------                     ---------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                      ^ 0.39                          0.22
^ Distributions from Capital Gains                                          0.87                          0.00
                                                                       ---------                     ---------
Total Distributions                                                         1.26                          0.22
                                                                       ---------                     ---------
Net Asset Value - End of Period                                            $9.15                        $10.99
                                                                       =========                     =========

TOTAL RETURN                                                            ^(6.49%)                     12.24%(b)

RATIOS
Net Assets - End of Period
     ($000 Omitted)                                                      $23,548                       $36,658
Ratio of Expenses to Average
     Net Assets^(c)(d)                                                     1.22%                      1.20%(e)
Ratio of Net Investment Income to
     ^ Average Net Assets^(c)                                              3.53%                      4.08%(e)
Portfolio Turnover Rate                                                   ^ 258%                        70%(b)








^(a) From January 1, 1997,  commencement of investment  operations,  to July 31,
     1997.

^(b) Based on operations for the period shown and, accordingly, are not representative of a full year.

^(c) Various expenses of ^ the Fund were voluntarily absorbed by INVESCO ^ for the year ended July 31, 1998 and the period ended July 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.97% and 1.83% (annualized), respectively, and ratio of net investment income to average net assets would have been 2.78% and 3.45% (annualized), respectively.^

^(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset ^ arrangement.

^(e) Annualized







INVESTMENT OBJECTIVE AND STRATEGY

     The Fund seeks to provide above-average current income while following sound investment practices. This investment objective is fundamental and cannot be changed without the approval of the Fund's shareholders. Long-term capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities. There is no assurance that the Fund's investment objective will be met.

     The Fund  normally  invests  at least  65% of its  total  assets  in equity securities  of  companies  principally  engaged in the real estate  industry.  A company is "principally engaged" in that industry if at least 50% of its assets, gross income or net profits are  attributable  to the  ownership,  construction, management or sale of residential,  commercial or industrial  real estate.  Such companies may include,  for example,  real estate  investment  trusts ("REITs"), real estate  brokers,  home builders or real estate  developers,  companies with
substantial   real  estate  holdings  (such  as  paper  and  lumber   producers,
agricultural  businesses and lodging and entertainment  companies) and companies with  significant  involvement  in the real  estate  industry,  such as building supply companies and financial institutions that write real estate mortgages. In addition to common stocks,  "equity  securities" may include  preferred  stocks, securities convertible into common stock and warrants.

     The Fund's investments in equity securities are diversified by both property type and geographic region. Under normal circumstances, no one property type will represent more than 50% of the Fund's total assets. The remaining assets of the Fund are invested in debt securities, including mortgage-backed securities and debt or equity securities of companies which may or may not be principally involved in the real estate industry, including non-investment grade and unrated debt securities. The Fund may invest up to 25% of its total assets in foreign securities.

     Although the Fund seeks to invest for the long term, the Fund retains the right to sell portfolio securities without regard to how long they have been in the Fund's portfolio. The Fund anticipates a portfolio turnover rate of between 60% and 75%. A portfolio turnover rate of 75% would occur if three-quarters of the Fund's portfolio securities were sold within one year.

     When the Fund believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its total assets in high-quality money market instruments, such as short-term U.S.
government obligations, commercial paper or repurchase agreements, seeking to protect its assets until conditions stabilize.







INVESTMENT POLICIES AND RISKS


     Investors generally should expect to see ^ the price per share of the Fund vary with movements in the securities markets, changes in economic conditions and interest rates, and other factors.

     Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000.
Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.


     Concentration. The Fund's performance is tied closely to conditions affecting the real estate industry, which has historically been cyclical. The real estate industry is highly sensitive to national, regional and local economic conditions, in addition to such factors as interest rates, changes in property taxes and real estate values, overbuilding, and changes in rental income. The structure, management and cash flow of many of the companies in the industry also may heavily impact their performance. Although the Fund does not intend to invest directly in private real estate assets, it conceivably could own real estate directly as a result of default on debt securities that it holds in its portfolio. Therefore, the Fund may be subject to certain risks associated with the direct ownership of real estate, including, among others, difficulties in valuing and trading real estate and declines in the value of real estate.

     Debt Securities. When we assess an issuer's ability to meet its interest rate obligations and repay its debt when due, we are referring to "credit risk."
Debt obligations are rated based on their estimated credit risk by independent services such as Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Moody's Investors Services, Inc. ("Moody's"). "Market risk" refers to sensitivity to changes in interest rates. For instance, when interest rates go up, the market value of a previously issued bond generally declines; on the other hand, when interest rates go down, the prices of bonds generally increase.

     The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes. This is also true of most unrated securities. No more than 15% of the total assets of the Fund may be invested in issues rated below investment grade quality (commonly called "junk bonds," and rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, are judged by Fund Management to be of equivalent quality). These include issues which are of poorer quality and may have some speculative characteristics, according to the ratings services. Investments in unrated securities may not exceed 25% of the Fund's total assets. Never, under any circumstances, is the Fund permitted to purchase bonds which are rated below B by Moody's or B- by S&P or, if unrated, judged by INVESCO and IRAI (collectively, "Fund Management") to be of equivalent quality. Bonds rated B or B-generally lack characteristics of a desirable investment and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. While
Fund Management continuously monitors all of the corporate bonds in the Fund's investment portfolio for the issuer's ability to make required principal and interest payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security.

     Because  investment  in medium- and  lower-rated  securities  involves both greater  credit  risk and market  risk,  achievement  of the  Fund's  investment objective may be more dependent on Fund Management's own credit analysis than is the case for funds  investing in higher  quality  securities.  In addition,  the share price and yield of the Fund may be expected to fluctuate more than in that of funds  investing in higher  quality,  shorter term  securities.  Moreover,  a significant  economic downturn or major increase in interest rates may result in issuers of lower-rated securities experiencing increased financial stress, which would adversely  affect their ability to service their  principal,  dividend and interest  obligations;  meet projected  business  goals;  and obtain  additional financing.  In this  regard,  it should be noted  that while the market for high yield corporate bonds has been in existence for many years and from time to time has experienced  economic  downturns,  this market has experienced a significant increase  in the use of high yield  corporate  debt  securities  to fund  highly leveraged corporate  acquisitions and  restructurings.  Past experience may not, therefore,  provide an accurate  indication  of future  performance  of the high
yield  bond  market,   particularly   during  periods  of  economic   recession.
Furthermore,  expenses incurred to recover an investment in a defaulted security may adversely affect the Fund's net asset value. Finally,  while Fund Management attempts to limit purchases of medium- and lower-rated  securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for  higher-quality  securities.  The reduced liquidity of the secondary  market for such securities may adversely  affect the market  price of, and  ability of the Fund to value,  particular  securities  at
certain  times,   thereby  making  it  difficult  to  make  specific   valuation
determinations.

     For a detailed description of corporate bond ratings, refer to Appendix B to the Statement of Additional Information.

     REITs. Real estate investment trusts (REITs) are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as either equity or mortgage, or a combination of the two. An equity REIT invests the majority of its assets directly in real estate and derives most of its income from rents. A mortgage
REIT  invests the  majority of its assets in real estate  mortgages  and derives most of its income from interest payments.  In addition to the risks inherent in any  investment in the real estate  industry,  investments in REITs have certain unique  risks.  Equity  REITs can be  affected  by  changes  in the value of the underlying property owned by them; mortgage REITs are affected by the quality of the credit extended. REITs are not diversified,  and are subject to the risks of real estate financing, including cash flow dependency and defaults by borrowers.
REITs attempt to qualify for  beneficial  tax treatment by  distributing  95% of their taxable income to their interest  holders.  If a REIT fails to qualify for such  beneficial  tax  treatment,  it  would  be  taxed  as a  corporation,  and distributions  to its  shareholders  (including  the Fund) would be reduced.  By investing in REITs indirectly through the Fund, a Fund shareholder will bear not only a  proportionate  share of the expenses of the Fund, but also,  indirectly, similar  expenses  of the REIT.  For  taxable  shareholders,  a  portion  of the dividends  paid by a REIT may be  considered  return  on  capital  and would not
currently  be  regarded  as  taxable  income.   Therefore,   depending  upon  an
individual's  tax bracket,  the dividend  yield may have a higher  tax-effective yield.

     Mortgage-Backed   Securities.   The  Fund  may  invest  in  mortgage-backed
securities issued or guaranteed by the U.S.  government or federal agencies such as Government National Mortgage Association ("GNMA"), Fannie Mae (formerly known as the Federal  National  Mortgage  Association)  and Federal Home Loan Mortgage
Corporation ("FHLMC"). Some of these securities, such as GNMA certificates,  are backed by the full faith and credit of the U.S.  Treasury while others,  such as
FHLMC certificates,  are not. Mortgage-backed  securities represent interests in pools of mortgages  which have been  purchased  from loan  institutions  such as banks and savings & loans,  and  packaged  for resale in the  secondary  market.
Interest and  principal are "passed  through" to the holders of the  securities.
The timely payment of interest and principal is guaranteed by a federal  agency, but the market value of the security is not  guaranteed  and will vary. The Fund
also   may   invest   in   mortgage-backed   securities   issued   by   private,
non-governmental  issuers such as banks and broker-dealers.  When interest rates drop,  many home buyers choose to refinance  their  mortgages.  These  resulting prepayments  of the initial  margin may shorten  the average  weighted  lives of mortgage-backed securities and may lower their returns.  Prepayment rates cannot be predicted with any accuracy.  Under certain interest rate and prepayment rate structures,  it is possible  that the Fund may fail to recoup the full amount of its  investment in  mortgage-backed  securities,  despite any direct or indirect governmental  or agency  guarantee.  When the Fund  reinvests  amounts  received representing unscheduled prepayments of principal, it likely will receive a rate of  interest  that is  lower  than  the rate on  then-existing  adjustable  rate mortgage pass-through securities.

     Collateralized mortgage obligations ("CMOs") may be issued by, among others, U.S. government agencies and instrumentalities. CMOs are issued in classes, with the principal of, and interest on, the underlying mortgage assets allocated among the several classes. Each class is commonly referred to as a "tranche," and is issued at a specific or adjustable interest rate. Each tranche must be fully  retired no later  than its final  distribution  date.  Generally, interest is paid or accrued monthly.  CMOs typically are collateralized by GNMA,
Fannie  Mae or FHLMC  certificates.  They  also may be  collateralized  by other
mortgage  assets,   including  whole  loans  or  private  mortgage  pass-through securities.  CMOs are paid from payments of principal and interest on collateral of mortgaged assets and any reinvestment  income thereon.  Risks of investing in
CMOs, in addition to the general risks of investing in the real estate industry, include failure of the  counter-party  to meet its  commitments,  the effects of prepayment on mortgage cash flows and adverse  interest rate changes.  Investing in the lower  tranches of CMOs presents  risks similar to  investments in equity securities. The yield of CMOs may be affected by adjustability of interest rates and the  possibility  that  prepayments  of principal may be made  significantly earlier  than the  final  distribution  dates.  These  practices  and  risks are discussed  under  "Investment  Policies and  Restrictions"  in the  Statement of
Additional Information.

     Interest Rate Futures Contracts. The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio. These practices and their risks are discussed under "Investment Policies and Restrictions" in the Statement of Additional Information.


     Foreign Securities. ^ Up to 25% of the Fund's total assets, measured at the time of purchase,  may be invested directly in foreign equity and corporate debt securities.  Securities  of  Canadian  issuers  are  not  subject  to  this  25%
limitation.

     For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency
^ risk (i.e., changes in the value of the currencies in which the securities are denominated relative to the U.S. dollar). In a period when the U.S. dollar generally rises against a foreign currency, the returns for a U.S. investor on foreign securities denominated in that foreign currency may ^ decline. By contrast, in a period when the U.S. dollar generally declines, ^ the foreign securities generally are enhanced.


     Other aspects of international investing to consider include:

     -less publicly available information than is generally available about U.S.
issuers;

     -differences in accounting, auditing and financial reporting standards;

     -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

     -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility; and







     -^ investment income on certain foreign securities may be subject to foreign withholding taxes, which may reduce dividends or capital gains payable to shareholders.

     There is also the possibility of  expropriation  or confiscatory  taxation;
adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility ^ that the Fund ^ may experience difficulties in pursuing legal remedies and collecting judgments.

     Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The
Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). EMU intends to establish a common European currency for EMU countries which will be known as the "euro." Each participating country presently plans to adopt the euro as its currency on January 1, 1999.
The old national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The planned introduction of the euro presents some uncertainties and possible risks, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; whether exchange rates for existing currencies and the euro will be adequately established; and whether suitable clearing and settlement systems for the euro will be in operation. These and other factors may cause market disruptions before or after January 1, 1999 and could adversely affect the value of securities held by the Fund.

     Illiquid and Rule 144A Securities. The Fund may invest up to 15% of its net assets,  measured at the time of  purchase,  in  securities  which are  illiquid
because  they  are  subject  to  restrictions   on  their  resale   ("restricted
securities")  or  because,  based  upon  the  nature  of  the  market  for  such securities, they are not readily marketable.  Investments in illiquid securities involve  the risk that the Fund may not be able to sell such  securities  at the time or price desired.  In addition,  in order to resell a restricted  security, the Fund might have to bear the  expense  and incur the delays  associated  with registration of the security.  The Fund may purchase certain securities that are not  registered  for sale to the  general  public,  but that  can be  resold  to
institutional  investors  ("Rule  144A  Securities"),   without  regard  to  the
foregoing 15% limitation, if a liquid trading market exists. The Company's board of directors  has  delegated to Fund  Management  the authority to determine the liquidity of Rule 144A Securities  pursuant to guidelines approved by the board.
In the  event  that a Rule  144A  Security  held  by the  Fund  is  subsequently determined to be illiquid, the security will be sold as soon as that can be done in an  orderly  fashion  consistent  with  the  best  interests  of  the  Fund's
shareholders.   For  more  information  concerning  Rule  144A  Securities,  see
"Investment  Policies  ^  And  Restrictions"  in  the  Statement  of  Additional
Information.








     Delayed Delivery or When-Issued Purchases. ^ Up to 10% of the value of the Fund's net assets may be committed to the purchase or sale of debt securities on a when-issued or delayed-delivery basis -- that is, with settlement taking place in the future. The ^ payment obligation and the interest rate received on the securities generally are fixed at the time the Fund enters into the commitment.
Between the date of purchase and the settlement date, the market value of the securities ^ may vary. No interest is payable to the Fund prior to ^ settlement.

     Repurchase Agreements. The Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price and date. The Fund could incur costs or delays in seeking to sell the instrument if the prior owner defaults on its repurchase obligation.
To reduce that risk, the securities which are the subject of the repurchase agreement will be maintained as collateral with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S.
government securities dealers that are deemed creditworthy under standards set by the Company's board of directors.

     Securities Lending.  The Fund may seek to earn additional income by lending
securities  to  qualified   brokers,   dealers,   banks,   or  other   financial
institutions,  on a fully collateralized  basis. For further information on this
policy,  see  "Investment   Policies  and  Restrictions"  in  the  Statement  of
Additional Information.


     Futures Contracts and Options. The Fund may enter into futures contracts for hedging or other non-speculative purposes within the meaning and intent of applicable rules of the Commodity Futures Trading Commission ("CFTC"). For example, futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on the Fund's current or intended investments. If an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates or a change in exchange rates, the adverse effects of such changes may be offset, in whole or part, by gains on the sale of futures contracts. Conversely, an increase in the cost of portfolio securities to be acquired caused by a general decline in interest rates or a change in exchange rates may be offset, in whole or part, by gains on futures contracts purchased by the Fund. The Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits.

     The Fund also may use options to buy or sell futures contracts or debt securities. Such investment strategies will be used as a hedge and not for speculation.

     Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the values of portfolio securities  or  against  increases  in the cost of  securities  to be  acquired.
Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option; and, unless the price of the underlying futures contract changes sufficiently, the option may expire without value to the Fund. The writing of covered options does not present less risk than the trading of futures contracts and will constitute only a partial hedge, up to the amount of the premium received. Additionally, if an option is exercised, the Fund may suffer a loss on the transaction.

     The Fund may purchase put or call options in anticipation of changes in interest rates or other factors which may adversely affect the value of its portfolio or the prices of securities which the Fund anticipates purchasing at a later date. The Fund may be able to offset such adverse effects on its portfolio, in whole or in part, through the options purchased.

     The Fund may, from time to time, also sell ("write") covered call options or cash secured puts in order to attempt to increase the yield on its portfolio or to protect against declines in the value of its portfolio securities. By writing a covered call option, the Fund, in return for the premium income realized from the sale of the option, gives up the opportunity to profit from a price increase in the underlying security above the option exercise price, if the price increase occurs while the option is in effect. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect. By writing a cash secured put, the Fund, which receives the premium, has the obligation during the option period, upon assignment of an exercise notice, to buy the underlying security at a specified price. A put is secured by cash if the Fund maintains at all times cash, Treasury bills or other high grade short-term obligations with a value equal to the option exercise price in a segregated account with its custodian.

     Although the Fund will enter into options and futures contracts solely for hedging or other non-speculative purposes, within the meaning and intent of applicable rules of the CFTC, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well.






     The risks related to transactions in options and futures to be entered into by the Fund are set forth in greater detail in the Statement of Additional
Information, which should be reviewed in conjunction with the foregoing discussion.


^

     Investment  Restrictions.  Certain restrictions,  which are ^ identified in the Statement of Additional Information, may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of the Fund's total assets,  the Fund  limits  to 5% of its total  assets  the  amount  which may be invested in a single  issuer.  The Fund's  ability to borrow money is limited to
borrowings  from  banks  for  temporary  or  emergency  purposes,   and  reverse
repurchase  agreements,  in amounts as aggregated not exceeding 33-1/3% of total assets.

     For a further discussion of risks associated with an investment in the Fund, see "Investment Policies And Restrictions" in the Statement of Additional
Information.


THE FUND AND ITS MANAGEMENT


     The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as ^ a diversified, open-end^ management investment company.
It was incorporated on April 12, 1994, under the laws of Maryland.

     The Company's board of directors has responsibility for overall supervision of the Fund and reviews the services provided by the investment adviser and investment sub-adviser. Under an agreement with the Company, ^ INVESCO, 7800 E.
Union Avenue,  Denver,  Colorado 80237, serves as the Fund's investment adviser;
it is primarily responsible for providing the Fund with various administrative services. IRAI is the Fund's sub-adviser and is primarily responsible for managing the Fund's investments.

     INVESCO,  IRAI and IDI are indirect  wholly owned  subsidiaries of AMVESCAP
PLC.  AMVESCAP  PLC is a  publicly-traded  holding  company  that,  through  its
subsidiaries,   engages  in  the  business  of   investment   management  on  an
international  basis.  INVESCO  PLC  changed its name to AMVESCO PLC on March 3,
1997,  and to AMVESCAP PLC on May 8, 1997, as part of a merger  between a direct subsidiary of INVESCO PLC and A I M Management  Group Inc.,  that created one of the largest independent  investment  management businesses in the world. INVESCO and IRAI  continued  to operate  under their  existing  names.  AMVESCAP PLC had approximately  $261  billion in assets  under  management  as of June 30,  1998.
INVESCO  was  established  in 1932 and, as of July 31,  1998,  managed 14 mutual
funds,   consisting  of  49  separate   portfolios,   with  combined  assets  of
approximately $19.6 billion on behalf of 884,099 shareholders.  IRAI, founded in
1983, is a registered  investment adviser that currently manages $___ billion of assets (both securities and direct  investments in real estate) for its clients.
IRAI's clients  include  corporate  plans and public  pension funds,  as well as endowment and  foundation  accounts.  It presently  serves as sub-adviser to two other mutual fund portfolios as well as other collective investment vehicles. As of July 31, 1998, the portfolio of direct investments in real estate managed by IRAI for its clients contained __ properties totalling more than 25 million square feet of commercial real estate and ______ apartment units.


     The Fund's investments are selected by a team of IRAI portfolio managers that is collectively responsible for the investment decisions relating to the Fund.

     Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information concerning this policy.


     The Fund pays ^ INVESCO a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.75% of the Fund's average net assets. Out of this advisory fee, ^ INVESCO pays to IRAI, as sub-adviser to the Fund, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of sub-advisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% of the Fund's average net assets) to 40% of the advisory fee
(0.30% of the Fund's average net assets.) No fee is paid by the Fund to IRAI.

     Under a Distribution Agreement ^, IDI provides services relating to the distribution and sale of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by ^ INVESCO. Prior to September 30, 1997, ^ INVESCO served as the Fund's distributor.

     Under a Transfer Agency Agreement, ^ INVESCO acts as registrar, transfer agent and dividend disbursing agent for the Fund. The Fund pays an annual fee of $20.00 per shareholder account or, where applicable, per participant in an omnibus account. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of ^
INVESCO, may provide equivalent services to the Fund. In these cases, ^ INVESCO may pay, out of the fee it receives from the Fund, an annual sub-transfer agency or recordkeeping fee to the third party.

     ^ Under an Administrative Services Agreement, ^ INVESCO handles additional administrative, recordkeeping^ and internal sub-accounting services for the Fund. For ^ the fiscal year ended July 31, 1998, the Fund paid INVESCO a fee equal to 0.04% of the Fund's average net assets (prior to the absorption of certain Fund expenses).

     The management and custodial services provided to the Fund by INVESCO and the Fund's custodian, and the services provided to shareholders by INVESCO and







IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with noncomplying computer systems of others. INVESCO plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

     The Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of the Fund for the ^ fiscal year ended July 31, 1998, including investment management fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to ^
1.22% of the Fund's average net assets. Certain Fund expenses were absorbed voluntarily by ^ INVESCO in order to ensure that the Fund's total operating expenses did not exceed ^ 1.20% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors.

     Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of such ^ brokers' and dealers' financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How to Buy Shares -^ Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with ^
INVESCO or IDI, as the Fund's distributor. The Fund may place orders for portfolio transactions with qualified ^ brokers and dealers that recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see
"Investment  Practices - ^ Placement of Portfolio Brokerage" in the Statement of
Additional Information.

^


FUND PRICE AND PERFORMANCE


     Determining Price. The value of your investment in the Fund ^ may vary daily. The price per share is also known as the Net Asset Value ("NAV"). ^
INVESCO prices the Fund every day that the New York Stock Exchange is open, as of the close of regular trading (generally, 4:00 p.m., New York time). NAV is calculated by adding together the current market value of the Fund's assets,






including  accrued  interest  and  dividends;   then  subtracting   liabilities,
including accrued expenses; and finally dividing that dollar amount by the total number of shares outstanding.


     Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise the Fund's total return and yield for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for ^ the periods cited. Cumulative total return shows the actual rate of return on an investment for the periods cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show interim variations in performance that occur during the periods cited.

     The yield of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period, and is computed by dividing the net investment income per share earned during the period by the net asset value per share at the end of the period, then adjusting the result to provide for semi-annual compounding. More information about the Fund's performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing IDI using the phone number or address on the ^ back of this Prospectus.


     When we quote mutual fund rankings published by Lipper Analytical Services,
Inc., we may compare the Fund to others in its category of Real Estate Funds, as well as the broad-based Lipper general fund groupings.  These rankings allow you to compare the Fund to its peers. Other independent financial media also produce
performance-  or  service-related   comparisons,   which  you  may  see  in  our
promotional  materials.  For more  information  see  "Fund  Performance"  in the
Statement of Additional Information.

     Performance figures are based on historical investment results and are not intended to suggest future performance.

HOW TO BUY SHARES


     The following  chart shows several  convenient  ways to invest in the Fund.
Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange or redeem shares when you make transactions directly through ^ INVESCO. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. For all new accounts, please send a completed application form.


     Fund Management reserves the right to increase, reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of the Fund. Further, ^ INVESCO reserves the right in its sole discretion to reject any order for the purchase of Fund shares
(including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.






                                HOW TO BUY SHARES
=====================================================================================================

Method                                  Investment Minimum                      Please Remember
-----------------------------------------------------------------------------------------------------
By Check
Mail to:                                $1,000 for regular                      If your check does
INVESCO Funds                           account;                                not clear, you will
Group, Inc.                             $250 for an IRA;                        be responsible for
P.O. Box 173706                         $50 minimum for                         any related loss
Denver, CO                              each subsequent                         the Fund or ^
80217-3706.                             investment.                             INVESCO incurs. If
Or you may send                                                                 you are already a
your check by                                                                   shareholder in the
overnight courier                                                               INVESCO funds, the
to: 7800 E. Union                                                               Fund may seek
Ave., Denver, CO                                                                reimbursement from
80237.                                                                          your existing
                                                                                account(s) for any
                                                                                loss incurred.

-----------------------------------------------------------------------------------------------------
By Telephone or
Wire

Call 1-800-525-8085                     $1,000.                                 Payment must be
to request your                                                                 received within 3
purchase. Then send                                                             business days, or
your check by                                                                   the transaction may
overnight courier                                                               be ^ canceled. If a
to our street                                                                   telephone purchase
address:                                                                        is ^ canceled due
7800 E. Union Ave.,                                                             to nonpayment, you
Denver, CO 80237.                                                               will be responsible
Or you may transmit                                                             for any related
your payment by                                                                 loss the Fund or ^
bank wire (call ^                                                               INVESCO incurs. If
INVESCO for                                                                     you are already a
instructions).                                                                  shareholder in
                                                                                INVESCO funds, the
                                                                                Fund may seek
                                                                                reimbursement from
                                                                                your existing
                                                                                account(s) for any
                                                                                loss incurred.

-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
With EasiVest or
Direct Payroll
Purchase

You may enroll on                       $50 per month for                       Like all regular
the fund                                EasiVest; $50 per                       investment plans,
application, or                         pay period for                          neither EasiVest
call us for the                         Direct Payroll                          nor Direct Payroll
correct form and                        Purchase. You may                       Purchase ensures a
more details.                           start or stop your                      profit or protects
Investing the same                      regular investment                      against loss in a
amount on a monthly                     plan at any time,                       falling market.
basis allows you to                     with two weeks'                         Because you'll
buy more shares                         notice to ^                             invest continually,
when prices are low                     INVESCO.                                regardless of
and fewer shares                                                                varying price
when prices are                                                                 levels, consider
high. This                                                                      your financial
"dollar-cost                                                                    ability to keep
averaging" may help                                                             buying through low
offset market                                                                   price levels. And
fluctuations. Over                                                              remember that you
a period of time,                                                               will lose money if
your average cost                                                               you redeem your
per share may be                                                                shares when the
less than the                                                                   market value of all
actual average                                                                  your shares is less
price per share.                                                                than their cost.

-----------------------------------------------------------------------------------------------------
By PAL

Your "Personal                          $1,000; $250 for an                     Be sure to write
Account Line" is                        IRA.                                    down the
available for                                                                   confirmation number
subsequent                                                                      provided by PAL.
purchases and                                                                   Payment must be
exchanges 24 hours                                                              received within 3
a day. Simply call                                                              business days, or
1-800-424-8085.                                                                 the transaction may
                                                                                be ^ canceled. If a
                                                                                telephone purchase
                                                                                is ^ canceled due
                                                                                to nonpayment, you
                                                                                will be responsible
                                                                                for any related
                                                                                loss the Fund or ^
                                                                                INVESCO incurs. If
                                                                                you are already a
                                                                                shareholder in the
                                                                                INVESCO funds, the
                                                                                Fund may seek
                                                                                reimbursement from
                                                                                your existing
                                                                                account(s) for any
                                                                                loss incurred.

-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
By Exchange
Between this and                        $1,000 to open a                        See "Exchange
another of the                          new account; $50                        Policy" below.
INVESCO funds. Call                     for written
1-800-525-8085 for                      requests to
prospectuses of                         purchase additional
other INVESCO                           shares for an
funds. You may also                     existing account.
establish an                            (The exchange
Automatic Monthly                       minimum is $250 for
Exchange service                        purchases requested
between two INVESCO                     by telephone.)
funds; call ^
INVESCO for further
details and the
correct form.
====================================================================================================


     Exchange Policy. You may exchange your shares in this Fund for those in another INVESCO fund, on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.

     Please note these policies regarding exchanges of fund shares:

     1)   The fund accounts must be identically registered.

     2) You may make four exchanges out of each fund during each calendar year.

     3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).




     4) ^ In order to prevent abuse of this policy to the disadvantage of other shareholders, the Fund reserves the right to ^ temporarily or permanently terminate the exchange ^ option of any shareholder who requests more than four exchanges in a year, or at any time the Fund determines the actions of the shareholder are detrimental to Fund performance and shareholders. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder, or group of shareholders, has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors the means of speculation on short-term market movements.

     (5) Notice of all modifications or terminations that would affect all Fund shareholders will be given at least 60 days prior to the effective date of the change in policy, except ^ in unusual ^ circumstances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily ^ suspended).

     Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the ^ Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to IDI to permit IDI at its discretion, to engage in certain activities, and provide certain services approved by the board of directors of the Company in connection with the distribution of the Fund's shares to investors. These activities and services may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO- and IDI-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

     In addition, other permissible activities and services include advertising, ^ preparation, printing and distribution of sales literature, printing and distribution of prospectuses to prospective investors, and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of INVESCO, IDI or ^ their affiliates or by third parties.

     Under the Plan, the ^ Fund's payments to IDI ^ are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. IDI is not entitled to payment for overhead expenses under the Plan, but may be paid for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of ^ INVESCO or IDI whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Payment amounts by the Fund under the Plan, for any month, may only be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for obligations incurred during the first 24 months of the Fund's operations. Therefore, any obligations incurred by IDI in excess of the limitations described above will not be paid by the Fund under the Plan, and will be borne by IDI. In addition, IDI and its affiliates may from time to time make additional payments from ^ their revenues to securities dealers, financial advisers and financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of the Plan's termination. Payments made by the Fund may not be used to finance directly the distribution of shares of any other Fund of the Company or other mutual fund advised by ^ INVESCO and distributed by IDI. However, payments received by IDI which are not used to finance the distribution of shares of the Fund become part of IDI's revenues and may be used by IDI for ^ activities ^ that promote distribution of any of the mutual funds advised by ^ INVESCO. Subject to review by the ^ Company's directors^, payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate. IDI will bear any distribution- and service-related expenses in excess of the amounts which are compensated pursuant to the Plan. The Plan also authorizes any financing of distribution which may result from IDI's use of its own resources, ^ providing that such fees are legitimate and not excessive. For more information see "How Shares Can Be Purchased -Distribution Plan" in the Statement of Additional Information.


FUND SERVICES


     Shareholder Accounts. ^ INVESCO will maintain a share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.


     Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and redemptions. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

     Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.


     Reinvestment of Distributions. Dividends and capital gain distributions are automatically ^ reinvested in additional Fund shares at the NAV on the ex-dividend or ex-distribution date, unless you choose to have dividends and/or capital gain distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).


     Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephone instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.


     Retirement  Plans And IRAs.  Fund shares may be purchased for IRAs and many
types  of  tax-deferred   retirement  plans.  ^  INVESCO  can  supply  you  with
information and forms to establish or transfer your existing plan or account.

HOW TO SELL SHARES

     The following chart shows several convenient ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.

     Please specify from which fund you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.

                               HOW TO SELL SHARES
=====================================================================================================
Method                                  Minimum Redemption                      Please Remember
-----------------------------------------------------------------------------------------------------

By Telephone
Call us toll-free                       $250 (or, if less,                      These telephone
at 1-800-525-8085.                      full liquidation of                     redemption
                                        the account) for a                      privileges may be
                                        redemption check;                       modified or
                                        $1,000 for a wire                       terminated in the
                                        to bank of record.                      future at ^
                                        The maximum amount                      INVESCO's
                                        which may be                            discretion ^.
                                        redeemed by
                                        telephone is
                                        generally $25,000.

-----------------------------------------------------------------------------------------------------
In Writing

Mail your request                       Any amount. The                         If the shares to be
to INVESCO Funds                        redemption request                      redeemed are
Group, Inc., P.O.                       must be signed by                       represented by
Box 173706                              all registered ^                        stock certificates,
Denver, CO                              account owners.                         the certificates
80217-3706. You may                     Payment will be                         must be sent to ^
also send your                          mailed to your                          INVESCO.
request by                              address of record
overnight courier                       or to a ^
to 7800 E. Union                        designated bank.
Ave., Denver, CO
80237.

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
By Exchange

Between this and                        $1,000 to open a                        See "Exchange
another of the                          new account; $50                        Policy" page ^ 161.
INVESCO funds. Call                     for written
1-800-525-8085 for                      requests to
prospectuses of                         purchase additional
other INVESCO                           shares for an
funds. You may also                     existing account.
establish an                            (The exchange
automatic monthly                       minimum is $250 for
exchange service                        exchanges requested
between two INVESCO                     by telephone.)
funds; call ^
INVESCO for further
details and the
correct form.
-----------------------------------------------------------------------------------------------------
Periodic Withdrawal
Plan
You may call us to                      $100 per payment,                       You must have at
request the                             on a monthly or                         least $10,000 total
appropriate form                        quarterly basis.                        invested with the
and more                                The redemption                          INVESCO funds, with
information at                          check may be made                       at least $5,000 of
1-800-525-8085.                         payable to any                          that total invested
                                        party you                               in the fund from
                                        designate.                              which withdrawals
                                                                                will be made.
-----------------------------------------------------------------------------------------------------
Payment To Third
Party



Mail your request                       Any amount.                             All registered ^
to INVESCO Funds                                                                account owners must
Group, Inc., P.O.                                                               sign the request,
Box 173706                                                                      with a signature
Denver, CO                                                                      guarantee from an
80217-3706.                                                                     eligible guarantor
                                                                                financial
                                                                                institution, such
                                                                                as a commercial
                                                                                bank or recognized
                                                                                national or
                                                                                regional securities
                                                                                firm.

=====================================================================================================

     While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

     Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which will take up to 15 days).

     If you participate in EasiVest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.


     Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.


TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS


     Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from certain foreign currency transactions, if any^. Distribution of all net investment income to shareholders allows the Fund to maintain its tax status as a regulated investment company. ^ The Fund does not expect to pay any federal income or excise taxes because of its tax status as a regulated investment company.

     Shareholders^ must include all dividends and other distributions ^ as taxable income for federal, state and local income tax purposes unless they are exempt from income taxes. Dividends and other distributions are taxable whether they are received in cash or automatically reinvested in shares of the Fund or another fund in the INVESCO group.

     Net realized capital gains of the Fund are classified as short-term and long-term gains depending upon how long the Fund held the security that gave rise to the gains. Short-term capital gains are included in income from dividends and interest as ordinary income and are taxed at the taxpayer's marginal tax rate. ^ Long-term gains realized between May 7, 1997 and July 28, 1997 on the sale of securities held for more than ^ 12 months are taxable at a ^ maximum rate of 20% (depending on the shareholder's marginal tax rate).
Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than one year but not for more than 18 months are taxable at a maximum rate of 28% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than 18 months are taxable at a maximum rate of 20% (depending on the shareholder's marginal tax rate). Beginning
January 1, 1998, the IRS Restructuring and Reform Act of 1998, signed into law on July 24, 1998, lowers the holding period for long-term capital gains entitled to the 20% capital gains tax rate from 18 months to 12 months. Accordingly, all long-term gains realized after December 31, 1997 on the sale of securities held for more than 12 months will be taxable at a maximum rate of 20%. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders. Shareholders should consult their tax
^ adviser as to the effect of ^ distributions by the Fund ^.

     Shareholders ^ may realize capital gains or losses when they sell their ^ shares at more or less than the price originally paid. Capital gains on shares held for more than one year will be long-term capital gains, in which event they will be subject to federal income tax at the rates indicated above.


     The Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund.


     Individuals and certain other non-corporate  shareholders may be subject to backup  withholding of 31% on dividends,  capital ^ gain distributions and other distributions  and redemption  proceeds.  ^ You can avoid backup  withholding on
your  Fund  account  by  ensuring   that  we  have  a  correct,   certified  tax
identification  number,  unless you are subject to backup  withholding for other reasons.

     We encourage  you to consult a tax adviser  with respect to these  matters.
For further information see "Dividends,  Other Distributions ^ And Taxes" in the
Statement of Additional

Information.


     Dividends  and  Other  Distributions.   The  Fund  earns  ordinary  or  net
investment  income  in the form of  interest  and  dividends  ^ on  investments.
Dividends  paid by the Fund will be based  solely on the net  investment  income earned by it.  The  Fund's  policy is to  distribute  substantially  all of this income, less ^ expenses, to shareholders on a quarterly basis, at the discretion of the ^ Company's board of directors. Dividends are automatically reinvested in additional  shares of the Fund at the net asset value on the payable date unless otherwise requested.

     In addition, the Fund realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains^ realized on foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in additional shares of the Fund at the net asset value on the payable date unless otherwise requested.

     Dividends  and  other  distributions  are paid to ^  shareholders  who hold shares on the record date of  distribution  regardless  how long the Fund shares have been held by the shareholder.  The Fund's share price will then drop by the amount of the  distribution  on the  ex-dividend or  ex-distribution  date. If a
shareholder  purchases  shares  immediately  prior  to  the  distribution,   the
shareholder will, in effect, have "bought"  the distribution by  paying the full purchase price, a portion of which is then returned in the form of a taxable distribution.

ADDITIONAL INFORMATION


     Voting  Rights.  All shares of the ^ Company have equal voting rights based on one vote for each share owned and a  corresponding  fractional  vote for each fractional share owned.  The Fund is not generally  required and does not expect to hold regular annual meetings of shareholders.  However,  when requested to do so in writing by the  holders  of 10% or more of the  outstanding  shares of the
Fund or as may be required  by  applicable  law or the ^  Company's  Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders. Directors may be removed by action of the holders of a majority of the  outstanding  shares of the Fund.  The Company will assist  shareholders  in communicating  with other shareholders as required by the Investment Company Act of 1940.

     Master/Feeder Option. As a matter of fundamental policy, the Company may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having substantially the same investment objectives, policies and limitations. It is expected that any such investment company would be managed by INVESCO in substantially the same manner as the Fund. If permitted by applicable law, any such investment may be made in the sole discretion of the Company's board of directors without a vote of the Fund's shareholders. However, shareholders will be given at least 30 days prior notice of any such investment. Such an investment would be made only if the board of directors determines it to be in the best interests of the Fund and its shareholders based on potential cost savings, operational efficiencies or other factors. No assurance can be given that costs would be materially reduced if these options were implemented.









                                                 ^ INVESCO SPECIALTY FUNDS, INC.

                                                 INVESCO Realty Fund

                                                 A no-load mutual fund seeking to
                                                 provide above-average current
                                                 income.


                                                 PROSPECTUS
                                                 December 1, 1998


INVESCO FUNDS


INVESCO Distributors, ^ Inc.(SM)
Distributor

Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:


Cherry Creek
155-B Fillmore Street;
Denver Tech Center
7800 East Union Avenue
Lobby Level

In addition, all documents
filed by the Company with the
Securities and Exchange Commission
can be located on a ^ web site
maintained by the Commission at
http://www.sec.gov.








PROSPECTUS

December 1, ^ 1998


                           INVESCO S&P 500 INDEX FUND
                           Class I and Class II Shares

     INVESCO S&P 500 Index Fund (the "Fund") seeks to provide both price performance and income comparable to the Standard & Poor's 500 Composite Stock
Price Index (the "S&P 500" or the "Index"), which is composed of 500 selected large capitalization stocks. In pursuing this objective, the Fund will invest in the equity securities that comprise the S&P 500 in approximately the same proportions that they are represented in the Index, and in other instruments that are based upon the value of the Index.

     The Fund offers two classes of shares. Class I shares are not subject to any distribution fee; Class II shares are subject to an annual distribution fee of 0.25% of the Fund's average daily net assets attributable to Class II shares.
Both Class I and Class II shares may be subject to a redemption fee.

     The Fund is a series of INVESCO Specialty Funds, Inc. (the "Company"), a diversified, open-end managed no-load mutual fund consisting of seven separate portfolios of investments. Separate prospectuses are available upon request from INVESCO Distributors, Inc. for the Company's other funds: INVESCO Worldwide
Capital Goods Fund,  INVESCO  Worldwide  Communications  Fund,  INVESCO European
Small Company Fund,  INVESCO Latin  American  Growth Fund,  INVESCO Asian Growth
Fund and INVESCO Realty Fund. Investors may purchase shares of any or all of the Funds. Additional funds may be offered by the Company in the future.


     This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated December 1, ^ 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. To ^ request a free copy, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085; or visit our web site at http://www.invesco.com.













THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE  COMMISSION  ^, NOR HAS THE  COMMISSION  PASSED  UPON THE  ACCURACY  OR
ADEQUACY OF THIS PROSPECTUS.  ANY  REPRESENTATION  TO THE CONTRARY IS A CRIMINAL
OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE
NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION,  THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY.









                                                 TABLE OF CONTENTS
                                                                            Page

ESSENTIAL INFORMATION........................................................174

ANNUAL FUND EXPENSES.........................................................175

FINANCIAL HIGHLIGHTS.........................................................178

INVESTMENT OBJECTIVE AND STRATEGY............................................180

INVESTMENT POLICIES AND RISKS................................................181

THE FUND AND ITS MANAGEMENT..................................................185

FUND PRICE AND PERFORMANCE...................................................188

HOW TO BUY SHARES............................................................189

FUND SERVICES................................................................195

HOW TO SELL SHARES...........................................................196

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS.....................................199

ADDITIONAL INFORMATION.......................................................202







ESSENTIAL INFORMATION


     Investment Goal And Strategy: ^ The Fund seeks to provide price performance and income comparable to that of the S&P 500, an index comprised of common stocks of U.S. companies that is weighted to companies with large market capitalizations. The Fund also may invest in other instruments whose value depends upon or derives from the value of the S&P 500. There is no guarantee that the Fund will meet its objective. See "Investment Objective ^ And Strategy" and "Investment Policies ^ And Risks."

     Designed  For:   Investors   primarily  seeking  a  competitive   long-term
investment  return  through  a  diversified  portfolio.  While  not  a  complete investment  program,  the  Fund may be a  valuable  element  of your  investment portfolio.  You  also  may  wish to  consider  the  Fund  as  part of a  Uniform
Gifts/Transfers To Minors Act Account or systematic investing strategy. The Fund may be a suitable  investment for many types of retirement  programs,  including various Individual Retirement ^ Accounts ("IRAs"), 401(k), Profit Sharing, Money
Purchase Pension, and 403(b) plans.


     Time Horizon: Since stock prices fluctuate on a daily basis, the Fund's price per share varies daily. Stock prices may decline for extended periods.
Potential shareholders should consider this a long-term investment.

     Risks: The Fund's investment strategy seeks to track the investment composition and performance of the S&P 500 by investing in the common stocks that comprise the Index in approximately the same proportions as they are represented in the S&P 500 Index or in other instruments whose value depends upon or derives from the value of the S&P 500. Accordingly, the Fund does not employ traditional methods of investment management to select the securities held in its portfolio. Since the Fund will attempt to track the Index, when the overall stock market rises or falls, the price of shares in the Fund can be expected to rise and fall at the same time. The Fund does not eliminate market risk; rather, it attempts to ensure that its returns will be comparable to those of the overall stock market. These policies make the Fund unsuitable for that portion of your savings dedicated to preservation of capital over the short term. See "Investment Objective And Strategy" and "Investment Policies And
Risks."


     Organization  and Management:  The Fund is a series of ^ INVESCO  Specialty
Funds,  Inc. The Fund is owned by its  shareholders.  It employs  INVESCO  Funds
Group, Inc. (" ^ INVESCO"), founded in 1932, to serve as investment adviser, administrator and transfer agent. World Asset Management ("World") serves as sub-adviser. Together, ^ INVESCO and World constitute "Fund Management." INVESCO
Distributors,  Inc. ("IDI"),  founded in 1997 as a wholly-owned  subsidiary of ^
INVESCO, is the Fund's distributor.

     ^ INVESCO and IDI are subsidiaries of AMVESCAP PLC, an international investment management company that ^ managed approximately ^ $261 billion in assets as of June 30, 1998. AMVESCAP PLC is based in London with money managers located in Europe, North America, South America and the Far East.









     Under an agreement with ^ INVESCO, World serves as sub-advisor to the Fund.
In that capacity, World has the primary responsibility, under the supervision of ^ INVESCO, for providing portfolio management services to the Fund. See "The
Fund And Its Management."


This Fund offers all of the following services at no charge:

Class I and II Shares
---------------------
Telephone purchases
Telephone exchanges
Telephone redemptions
Automatic reinvestment of distributions

Class II Shares Only
--------------------
Regular  investment  plans,  such as  EasiVest  (the  Fund's  automatic  monthly investment  program),  Direct Payroll  Purchase,  and Automatic Monthly Exchange
Periodic withdrawal plans

See "How To Buy Shares" and "How To Sell Shares."


     Minimum Initial Investment: For Class I shares, the minimum initial investment is $250,000. For Class II shares, the minimum initial investment is ^
$5,000 for individual accounts and $2,000 for IRAs which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase.


     Minimum Subsequent Investment: For Class I shares, the minimum subsequent investment is $25,000 and for Class II shares, the minimum subsequent investment is $1,000. (Minimums are lower for certain retirement plans.)

ANNUAL FUND EXPENSES


     The Fund is no-load; there are no fees to purchase, exchange or redeem shares, other than a fee to redeem or exchange shares held less than three months. See "Shareholder Transaction Expenses." The Fund is^ authorized to pay a Rule 12b-1 distribution fee of one quarter of one percent of the average net assets attributable to Class II shares of the Fund each year. See "How To Buy
Shares -^ Distribution Expenses."


     Like any  company,  the Fund has  operating  expenses -- such as  portfolio
management,   accounting,  shareholder  servicing,  maintenance  of  shareholder accounts and other  expenses.  These  expenses are paid from the Fund's  assets.
Lower  expenses  therefore  benefit  investors  by  increasing  the Fund's total return.


     We calculate annual operating expenses as a percentage of the Fund's ^ average annual net assets. To keep expenses competitive, ^ INVESCO voluntarily ^






reimburses the Fund for ^ certain expenses in excess of 0.30% of average net assets relating to Class I shares and 0.55% of average net assets relating to Class II shares.

                                               Class I                   Class II
                                               -------                   --------
Shareholder Transaction Expenses
--------------------------------
Sales load "charge" on purchases                  None                      None
Sales load "charge" on reinvested
   dividends                                      None                      None
Redemption fees                                 1.00%*                    1.00%*
Exchange fees                                   1.00%*                    1.00%*

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)


Management Fee                                  0.25%~                    0.25%~
12b-1 Fees                                        None                    0.25%~
Other Expenses (1) ^(2)                         0.21%~                    0.12%~
Total Fund Operating Expenses ^(2)              0.46%~                    0.62%~

~Annualized


*There is a 1% fee retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges, which is imposed only on redemptions or exchanges of shares held less than three months.


(1) ^ It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees were reduced under an expense offset arrangement. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangements, the figures shown above do not reflect these reductions. See "The Fund And Its Management."

(2) Certain Fund expenses will be absorbed voluntarily by ^ INVESCO in order to ensure that expenses for the Fund will not exceed 0.30% of average daily net assets relating to Class I shares and 0.55% of average daily net assets relating to Class II shares. If such voluntary expense limits were not in effect, the Fund's "Other Expenses" and "Total Fund Operating Expenses" for the ^ period
December 23, 1997 (commencement of operations)through July 31, 1998, would have been 2.26% and 2.51%, respectively, of Class I shares average net assets and ^
1.21% and ^ 1.71%, respectively, of Class II shares average net assets.^


Example

     A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)





                    1 Year           3 Years           5 Years          10 Years
                    ------           -------           -------          --------


Class I               ^ $5               $15               $26               $58
Class II                $6             ^ $20               $35               $77

     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE ^ EXAMPLE
SHOULD NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST OR FUTURE  PERFORMANCE  OR
EXPENSES,  AND ACTUAL  ANNUAL  RETURNS AND  EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN. For more information on the Fund's expenses,  see "The Fund And Its
Management" and "How To Buy Shares - ^ Distribution Expenses."


     Because the Fund pays a distribution fee on Class II shares, investors who own Class II shares of the Fund for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.








FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

     The following information for the period December 23, 1997 through July 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants.
This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back of this Prospectus. The Annual Report also contains more information about the Fund's performance.

INVESCO S&P 500 Index Fund

                                                                              Period                      Period
                                                                               Ended                       Ended
                                                                             July 31                     July 31
                                                                          ----------                  ----------
                                                                             1998(a)                     1998(a)
                                                                             Class I                    Class II
PER SHARE DATA
Net Asset Value - Beginning of Period                                         $10.00                      $10.00
                                                                          ----------                  ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                           0.11                        0.07
Net Gains on Securities (Both
     Realized and Unrealized)                                                   1.98                        2.14
                                                                          ----------                  ----------
Total from Investment Operations                                                2.09                        2.21
LESS DISTRIBUTIONS FROM NET
     INVESTMENT INCOME                                                          0.08                        0.07
                                                                          ----------                  ----------
Net Asset Value - End of Period                                               $12.01                      $12.14
                                                                          ==========                  ==========

TOTAL RETURN(b)                                                            20.93%(c)                   22.11%(c)

RATIOS
Net Assets - End of Period
     ($000 Omitted)                                                           $3,259                     $15,065
Ratio of Expenses to Average
     Net Assets(d)(e)                                                       0.46%(f)                    0.62%(f)
Ratio of Net Investment Income to
     Average Net Assets(e)                                                  1.96%(f)                    1.52%(f)
Portfolio Turnover Rate                                                        0%(g)                       0%(g)


(a) From December 23, 1997, commencement of investment operations, to July 31, 1998.

(b) The applicable redemption fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, are not representative of a full year.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any offset arrangement.

(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the period ended July 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.51% (annualized) for Class I and 1.71% (annualized) for Class II and ratio of net investment income (loss) to average net assets would have been (0.09%) (annualized) for Class I and 0.42% (annualized) for Class II.

(f)  Annualized

(g) Portfolio Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.

INVESTMENT OBJECTIVE AND STRATEGY


     The Fund seeks to track the aggregate price and income performance of the S&P 500, an index comprised of common stocks of U.S. companies that emphasizes large-capitalization companies. This investment objective is fundamental and cannot be changed without the approval of the Fund's shareholders. The Fund ^ seeks to achieve its objective by investing in the common stocks that comprise the Index in approximately the same proportions as they are represented in the S&P 500. The Fund also may invest in other instruments that are based upon the value of the Index, including Standard & Poor's Depository Receipts ("SPDRs"), and it may also purchase and sell futures contracts and options on the Index. There is no assurance that the Fund's investment objective will be met.

     The S&P 500 is comprised of 500 common stocks that are chosen by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") for inclusion in the Index. As of ^ July 31, 1998, the S&P 500 represented approximately ^__% of the market capitalization of publicly-traded common stocks in the United States. The Index is weighted by market value. Because of this weighting, the 144 largest companies in the S&P 500 accounted for approximately ^__% of the Index at ^ July 31, 1998. Typically, companies included in the S&P 500 are dominant firms in their industries, and approximately ^__% of them trade on the New York Stock Exchange.


     The Fund is managed through the use of an "indexing" investment style, which attempts to track the investment composition of the S&P 500 through statistical methods. Therefore, the Fund does not employ typical methods of mutual fund investment management, such as selecting securities on the basis of economic, financial or market analysis. The Fund is managed without regard to potential tax ramifications.

     The Fund cannot precisely duplicate the investment composition or performance of the Index because, unlike the Fund, the Index is unmanaged and has no expenses. Moreover, the Fund must take into account sales and redemptions of Fund shares and other factors that are inapplicable to the Index itself. Although the Fund at any given time may not hold securities of all 500 companies represented in the Index, and at commencement of operations it will hold securities of a relatively small number of those companies. As assets in the Fund increase, it normally will hold securities of at least 95% of those companies. Because at any given time the Fund likely will not precisely mirror the S&P 500, the Fund would ordinarily place heavier concentration on industry sectors dominated by large corporations, such as communications or automobiles. Until the Fund's portfolio is fully invested (except for cash), the Fund will attempt to identify sectors that are underrepresented in the Fund's portfolio and purchase balancing securities until the Fund's portfolio sector weightings closely match those of the Index.

     Redemptions of large numbers of shares of the Fund could reduce the number of issuers represented in the Fund's portfolio, which could adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.

     The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 to trace general stock market performance. S&P's only relationship to the Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to the Company or the Fund. S&P has no obligation to take the needs of the Company or the owners of the Fund into consideration in determining, composing or calculating the S&P
500. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of Fund shares or in the determination of calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, owners of the Fund, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranty, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

INVESTMENT POLICIES AND RISKS


     Investors generally should expect to see ^ the price per share of the Fund vary with movements in the securities markets, changes in economic conditions and other factors. Due to the composition of the Index, the Fund invests in many different companies in a variety of industries; this diversification reduces the Fund's overall exposure to particular investment and market risks, but cannot eliminate them.

     Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.


     Limited Portfolio. While the S&P 500 includes the majority of large market capitalization stocks in the U.S. stock market, it excludes the stocks of most medium and smaller sized companies that comprise the remaining capitalization of the U.S. stock market. Similarly, it excludes securities of most foreign issuers. The Fund's portfolio, therefore, will exclude securities excluded from the Index. While the large capitalization stocks that comprise the S&P 500 historically have shown less price volatility than the stocks excluded from the Index and the Fund, the excluded stocks may or may not offer better price performance and income than those included in the Index and the Fund.

     From time to time, the Fund may receive securities that are not included in the Index as a result of a corporate reorganization of a S&P 500 company. Such securities will be disposed of in due course in accordance with the Fund's investment objective. Conversely, if an issuer included in the S&P 500 has a change in rank within the Index, or is dropped from it entirely, the Fund may be required to sell some or all of the common stock of that issuer held by the Fund. Such sales may result in the Fund realizing lower prices, or losses, that might not have been incurred if the Fund were not required to effect such sales.

     Indexing. In the event of a decline in the S&P 500, the Fund and its shares will sustain a similar decline. Since the Fund's investment objective is to track the aggregate price and income performance of the Index, the Fund will not be actively managed in an attempt to reduce the risk inherent in the Index or the stock market. Due to purchases and sales of portfolio securities to meet investor purchases and redemptions, the Fund will not have a 100% correlation to the Index. At commencement of operations, the Fund expects that the composition of its portfolio will have approximately an 80% correlation to the composition of the S&P 500. Under ordinary circumstances, the Fund expects that the composition of its portfolio will have at least a 95% correlation to the composition of the S&P 500.

     Investment Company Securities. To manage its daily cash positions, the Fund may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in SPDRs and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500. SPDRs are traded on the American Stock Exchange. SPDR holders such as the Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. Therefore, the dividend yield of SPDRs may be less than that of the Index. The Investment Company Act of 1940 limits investments in securities of other investment companies, such as the SPDR

Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, and, with respect to 75% of the Fund's total assets, no more than 5% of its total assets may be invested in the securities of any one investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.


     Repurchase Agreements. The Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price. The Fund could incur costs or delays in seeking to sell the instrument if the prior owner defaults on its repurchase obligation. To reduce that risk, securities that are the subject of the repurchase agreement will be maintained as collateral with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards set by the Company's board of directors.

     Securities Lending. The Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. For further information on this policy, see "Investment Policies and Restrictions" in the Statement of Additional Information.


     Futures Contracts and Options. The Fund may enter into futures contracts for hedging or other non-speculative purposes within the meaning and intent of applicable rules of the Commodity Futures Trading Commission ("CFTC"), or for liquidity.

     For example, futures contracts may be purchased or sold to attempt to hedge against a price movement in the S&P 500 at times when the Fund is not fully invested in stocks included in the S&P 500. In such circumstances, purchasing a futures contract may reduce the potential that cash inflows to the Fund will interfere with its ability to track the Index, since futures contracts may serve as a temporary substitute for stocks until the stocks can be purchased by the Fund in a cost-effective manner. Inasmuch as futures contracts require a comparatively small initial margin deposit, the Fund may be able to be fully exposed to price movements in the S&P 500 while still keeping a cash reserve to meet potential redemptions.

     The Fund also may use options to buy or sell futures contracts with respect to the Index or securities comprising the Index. Put and call options on futures contracts or securities may be traded by the Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option; and, unless the price of the underlying futures contract changes sufficiently, the option may expire without value to the Fund. The writing of covered options does not present less risk than the trading of futures contracts and will constitute only a partial hedge, up to the amount of the premium received. Additionally, if an option is exercised, the Fund may suffer a loss on the transaction.

     The Fund also may purchase put or call options on the Index and on the Standard & Poor's 100 Composite Index (the "S&P 100") in order to have fuller exposure to price movements in the Index pending investment of purchase orders or to maintain liquidity in anticipation of potential Fund shareholder redemptions.

     The Fund may, from time to time, also sell ("write") covered call options or cash secured puts in order to attempt to increase the yield on its portfolio or to protect against declines in the value of its portfolio securities. By writing a covered call option, the Fund, in return for the premium income realized from the sale of the option, gives up the opportunity to profit from a price increase in the underlying security above the option exercise price, if the price increase occurs while the option is in effect. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect. By writing a cash secured put, the Fund, which receives the premium, has the obligation during the option period, upon assignment of an exercise notice, to buy the underlying security at a specified price. A put is secured by cash if the Fund maintains at all times cash, Treasury bills or other liquid obligations with a value equal to the option exercise price in a segregated account with its custodian.

     Although the Fund will enter into options and futures contracts solely for hedging, liquidity or other non-speculative purposes, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well.

     The risks related to transactions in options and futures to be entered into by the Fund are set forth in greater detail in the Statement of Additional
Information, which should be reviewed in conjunction with the foregoing discussion.

^


     Portfolio Turnover. Although the Fund seeks to invest for the long term, the Fund retains the right to sell portfolio securities regardless of the length of time they have been in the Fund's portfolio. The indexing method of portfolio management is expected to generate a portfolio turnover rate of less than 50%, which would occur if one-half of the Fund's portfolio securities were sold within one year. Ordinarily, portfolio investments are sold by the Fund only to reflect changes in the S&P 500 (for example, mergers involving companies included in the Index, or new weightings of securities within the Index) or to accommodate cash flows in and out of the Fund while attempting to maintain the similarity of the Fund's portfolio to the composition of the S&P 500.


^

     Investment Restrictions. Certain restrictions, which are ^ identified in the Statement of Additional Information, are fundamental and may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of the Fund's total assets, the Fund limits to 5% of its total assets the amount which may be invested in a single issuer. The Fund's ability to borrow money is limited to borrowings from banks for temporary or emergency purposes in amounts not exceeding 33-1/3% of net assets.

     For a further discussion of risks associated with an investment in the Fund, see "Investment Policies And Restrictions" and "Investment Practices" in the Statement of Additional Information.


THE FUND AND ITS MANAGEMENT


     The Company is a no-load mutual fund, registered with the Securities and Exchange Commission ^ a diversified, open-end, ^ management investment company. It was incorporated on April 12, 1994, under the laws of Maryland.

     The Company's board of directors has responsibility for overall supervision of the Fund and reviews the services provided by the investment adviser and investment sub-adviser. Under an agreement with the Company, ^ INVESCO, 7800 E. Union Avenue, Denver, Colorado 80237, serves as the Fund's investment adviser; it is primarily responsible for providing the Fund with various administrative services.

     INVESCO and IDI are indirect wholly-owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world. INVESCO continued to operate under its existing name. AMVESCAP PLC had approximately $261 billion in assets under management as of June 30, 1998. INVESCO was established in 1932 and, as of July 31, 1998, managed 14 mutual funds, consisting of 49 separate portfolios, with combined assets of approximately $19.6 billion on behalf of 884,099 shareholders.

     World is the Fund's sub-adviser and is primarily responsible for managing the Fund's investments. Under the terms of the sub-advisory agreement, World provides the Fund with certain recordkeeping and management services in connection with the Fund, including monitoring the Index and determining which securities to purchase and sell in order to keep the Fund's portfolio in balance with the Index.^

     World is a general partnership organized by Munder Capital Management ("MCM"), a general partnership formed in December 1994 which engages in investment management and advisory services. As of ^_________________, World's total assets under management were approximately ^ $__ billion (including index mutual fund portfolios), and MCM's total assets under management were approximately ^ $__ billion. The principal business address for World is 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan 48009.


     The Fund's investments are selected by a team of World portfolio managers that is collectively responsible for the investment decisions relating to the Fund.


     ^ INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires ^ INVESCO's personnel to conduct their personal investment activities in a manner that ^ INVESCO believes is not detrimental to the Fund or ^ INVESCO's other advisory clients. See the Statement of Additional Information for more detailed information.

     The Fund pays ^ INVESCO a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.25% of the Fund's average net assets. ^ For the period ended July 31, 1998, investment advisory fees paid by the Fund amounted to 0.25% (annualized) of the Fund's average net assets. Out of this fee, INVESCO pays to World, as sub-adviser to the Fund, an amount computed at the following annual rates: 0.07% on the first $10 million of the Fund's average net assets, 0.05% on the next $40 million of the Fund's average net assets, and 0.03% on the Fund's average net assets in excess of ^ $50 million. No fee is paid by the Fund to World.

     ^ Under a Distribution Agreement, IDI provides services relating to the distribution and sale of the Fund's shares. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by ^ INVESCO. Prior to September 30, 1997, INVESCO served as the Fund's distributor.

     Under a Transfer Agency Agreement, ^ INVESCO acts as registrar, transfer agent and dividend disbursing agent for the Fund. The Fund pays an annual fee of $20.00 per shareholder account or, where applicable, per participant in an omnibus account. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of ^ INVESCO, may provide equivalent services to the Fund. In these cases, ^ INVESCO may pay, out of the fee it receives from the Fund, an annual sub-transfer agency or recordkeeping fee to the third party.

     ^ Under an Administrative Services Agreement, ^ INVESCO handles additional administrative, recordkeeping^ and internal sub-accounting services for the Fund. For the period December 23, 1997 (commencement of operations) through July 31, 1998, INVESCO was paid a fee equal to 0.07% of the Fund's average net assets (prior to the absorption of certain Fund expenses).

     The management and custodial services provided to the Fund by INVESCO and the Fund's custodian, and the services provided to shareholders by INVESCO and IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and its account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with noncomplying computer systems of others. INVESCO plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

     The expenses of each class of the Fund, which are accrued daily, are deducted from total income before dividends are paid. ^ Total expenses of the Fund for the period December 23, 1997 (commencement of operations) through July 31, 1998, including investment management fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 0.46% (annualized) of the Fund's average net assets held in Class I shares and 0.62% (annualized) of the Fund's average net assets held in Class II shares. Certain Fund expenses were absorbed voluntarily by ^ INVESCO in order to ensure that the Fund's total operating expenses ^ did not exceed 0.30% for Class I shares and 0.55% for Class II shares. This commitment may be changed following consultation with the Company's board of directors.

     Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of such ^ brokers' and dealers' financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How to Buy Shares -^ Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with ^ INVESCO or IDI, as the Fund's distributor. The Fund may place orders for portfolio transactions with qualified ^ brokers and dealers that recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices - ^ Placement of Portfolio Brokerage" in the Statement of Additional Information.

^


FUND PRICE AND PERFORMANCE


     Determining Price. The value of your investment in the Fund ^ may vary daily. The price per share of each class of the Fund is also known as the Net Asset Value ("NAV"). ^ INVESCO prices each class of the Fund every day that the New York Stock Exchange is open, as of the close of regular trading (generally, 4:00 p.m., New York time). NAV for each class of shares is calculated separately by adding together the current market value of all of the class' assets, including accrued interest and dividends; ^ subtracting liabilities, including accrued expenses attributable to the class; and ^ dividing that dollar amount by the total number of shares of the class outstanding.

     Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise the Fund's total return and yield for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for ^ the periods cited. Cumulative total return shows the actual rate of return on an investment for the periods cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show interim variations in performance that occur during the periods cited.


     The yield of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period, and is computed by dividing the net investment income per share earned during the period by the net asset value per share at the end of the period, then adjusting the result to provide for semi-annual compounding.

     When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the Fund to others in its category of large-cap funds and/or S&P 500 indices, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials. For more information see "Fund Performance" in the Statement of Additional Information.

     Performance figures are based on historical investment results and are not intended to suggest future performance.

HOW TO BUY SHARES

     The Fund offers two classes of shares. Each class represents an identical interest in the investment portfolio of the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, payable by that class.

     In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the charges of the distribution plan applicable to the class, if any, and (iii) the eligibility requirements that apply to purchases of a particular class.


     Generally, the minimum initial investment in Class I shares is $250,000 and the minimum subsequent investment is $25,000, except that ^ INVESCO may permit a lesser amount to be invested in the Fund under a federal income tax-deferred retirement plan (other than an IRA, or under a group investment plan qualifying as a sophisticated investor. Generally, the minimum initial investment in Class II shares is $5,000 ($2,000 for IRA accounts) and the minimum subsequent investment is $1,000.

     The following chart shows several convenient ways to invest in the Fund. Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest when you do so directly through ^ INVESCO, although in some circumstances a fee may be charged on exchanges or redemptions. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. For all new accounts, please send a completed application form. Please specify which Fund and which class of shares you wish to purchase.

     ^ INVESCO reserves the right to increase, reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of the Fund. Further, ^ INVESCO reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.


                               HOW TO BUY SHARES
=====================================================================================================

Method                                  Investment Minimum                      Please Remember
-----------------------------------------------------------------------------------------------------
By Check
Mail to:                                Class I                                 If your check does
                                        -------                                 not clear, you will
INVESCO Funds                           $250,000; $25,000                       be responsible for
Group, Inc.                             for each subsequent                     any related loss
P.O. Box 173706                         investment.                             the Fund or ^
Denver, CO                                                                      INVESCO incurs. If
80217-3706.                             Class II                                you are already a
Or you may send                         --------                                shareholder in the
your check by                           $5,000 for regular                      INVESCO funds, the
overnight courier                       account;                                Fund may seek
to: 7800 E. Union                       $2,000 for an IRA;                      reimbursement from
Ave., Denver, CO                        $1,000 minimum for                      your existing
80237.                                  each subsequent                         account(s) for any
                                        investment.                             loss incurred.

-----------------------------------------------------------------------------------------------------
By Telephone or
Wire

Call 1-800-525-8085                     Class I                                 Payment must be
                                        -------                                 received within 3
to request your                         $250,000; $25,000                       business days, or
purchase. Then send                     for each subsequent                     the transaction may
your check by                           investment.                             be ^ canceled. If a
overnight courier                                                               telephone purchase
to our street                           Class II                                is ^ canceled due
address:                                --------                                to nonpayment, you
7800 E. Union Ave.,                     $5,000 for regular                      will be responsible
Denver, CO 80237.                       account;                                for any related
Or you may transmit                     $2,000 for an IRA;                      loss the Fund or ^
your payment by                         $1,000 minimum for                      INVESCO incurs. If
bank wire (call ^                       each subsequent                         you are already a
INVESCO for                             investment.                             shareholder in the
instructions).                                                                  INVESCO funds, the
                                                                                Fund may seek
                                                                                reimbursement from
                                                                                your existing
                                                                                account(s) for any
                                                                                loss incurred.

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
With EasiVest or
Direct Payroll
Purchase

You may enroll on                       Class I                                 Like all regular
the fund                                -------                                 investment plans,
application, or                         EasiVest and Direct                     neither EasiVest
call us for the                         Payroll Purchase                        nor Direct Payroll
correct form and                        plans are not                           Purchase ensures a
more details.                           available to Class                      profit or protects
Investing the same                      I purchasers or                         against loss in a
amount on a monthly                     shareholders.                           falling market.
basis allows you to                                                             Because you'll
buy more shares                         Class II                                invest continually,
when prices are low                     --------                                regardless of
and fewer shares                        $50 per month for                       varying price
when prices are                         EasiVest; $50 per                       levels, consider
high. This                              pay period for                          your financial
"dollar-cost                            Direct Payroll                          ability to keep
averaging" may help                     Purchase. You may                       buying through low
offset market                           start or stop your                      price levels. And
fluctuations. Over                      regular investment                      remember that you
a period of time,                       plan at any time,                       will lose money if
your average cost                       with two weeks'                         you redeem your
per share may be                        notice to ^                             shares when the
less than the                           INVESCO. You must                       market value of all
actual average                          fulfill the minimum                     your shares is less
price per share.                        initial investment                      than their cost.
                                        requirements
                                        ($5,000 for regular
                                        account; $2,000 for
                                        an IRA) before
                                        using one of these
                                        options.

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
By PAL


Your "Personal                          Class I                                 Be sure to write
Account Line"                           -------                                 down the
available for                           $25,000                                 confirmation number
subsequent                                                                      provided by PAL.
purchases and                           Class II                                Payment must be
exchanges 24 hours                      --------                                received within 3
a day. Simply call                      $1,000 ^ ; $250 for an                  business days, or
1-800-424-8085.                         IRA.                                    the transaction may
                                                                                be ^ canceled. If a
                                                                                telephone purchase
                                                                                is ^ canceled due
                                                                                to nonpayment, you
                                                                                will be responsible
                                                                                for any related
                                                                                loss the Fund or ^
                                                                                INVESCO incurs.  If
                                                                                you are already a
                                                                                shareholder in the
                                                                                INVESCO funds, the
                                                                                Fund may seek
                                                                                reimbursement from
                                                                                your existing
                                                                                account(s) for any
                                                                                loss incurred.

-----------------------------------------------------------------------------------------------------
By Exchange

Between this and                        Class I                                 ^See "Exchange
another of the                          $250,000 to open a                      Policy" below.
INVESCO funds. Call                     new account;
1-800-525-8085 for                      $25,000 for written
prospectuses of                         requests to
other INVESCO                           purchase additional
funds. You may also                     shares. The
establish an                            exchange minimum is
Automatic Monthly                       $1,000 for
Exchange service                        purchases requested
between two INVESCO                     by telephone.
funds; call ^
INVESCO for further                     Class II
details and the                         --------
correct form.                           $5,000 to open a
                                        new account; $2,000
                                        for IRAs; $1,000
                                        for written
                                        requests to
                                        purchase additional
                                        shares. The
                                        exchange minimum   is
                                        $1,000   for
                                        purchases requested
                                        by telephone.

=====================================================================================================

     Exchange Policy. You may exchange your shares in this Fund for those in another INVESCO fund on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.


     Upon the exchange of shares of the Fund held less than three months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of remaining shareholders. This fee is intended to encourage long-term investments in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to ^ INVESCO, or otherwise results in a direct payment to ^ INVESCO. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds that are advised by ^ INVESCO and distributed by IDI. The Fund will use the "first in, first out" method to determine the three-month holding period. Under this method, the date of exchange will be compared with the earliest purchase date of shares held in the account. If this method results in the redemption of shares deemed held for less than three months, the redemption fee will be assessed against such shares. ^ INVESCO reserves the right, in the sole determination of ^ INVESCO, to waive the redemption fee.


     Please note these policies regarding exchanges of Fund shares:

     1)   The fund accounts must be identically registered.

     2) You may make four exchanges out of each fund during each calendar year, subject to a charge of 1% of the NAV of Fund shares held for less than three months discussed above.

     3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).


     4) ^ In order to prevent abuse of this policy to the disadvantage of other shareholders, the Fund reserves the right to ^ temporarily or permanently terminate the exchange ^ option of any shareholder who requests more than four exchanges in a year, or at any time the Fund determines the actions of the shareholder are detrimental to Fund performance and shareholders. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder, or group of shareholders, has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors the means of speculation on short-term market movements.

     (5) Notice of all modifications or terminations that would affect all Fund shareholders will be given at least 60 days prior to the effective date of the change in ^ policy, except ^ in unusual ^ circumstances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily ^ suspended).

     Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its Class II shares to investors. Under the Plan, monthly payments may be made by the Fund to IDI to permit IDI, at its discretion, to engage in certain activities and provide certain services approved by the board of directors of the Company in connection with the distribution of the Fund's Class II shares to investors. These activities and services may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO- and IDI-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting electronically to the Fund's Transfer Agent all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

     In addition, other permissible activities and services include advertising, ^ preparation, printing and distribution of sales literature and printing and distribution of prospectuses to prospective investors, and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of INVESCO, IDI or ^ their affiliates or by third parties.

     Under the Plan,  the ^ Fund's  payments  to IDI ^ are  limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets attributable to the Fund's Class II shares. IDI is not entitled to payment for overhead expenses under the Plan, but may be paid for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of ^ INVESCO or IDI whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Payment amounts by the Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for obligations incurred during the first 24 months of the Fund's operations. Therefore, any obligations incurred by IDI in excess of the limitations described above will not be paid by the Fund under the Plan and will be borne by IDI. In addition, IDI and its affiliates may from time to time make additional payments from ^ their revenues to securities dealers, financial advisers and financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of the Plan's termination. Payments made by the Fund may not be used to finance directly the distribution of shares of any other Fund of the Company or other mutual fund advised by ^ INVESCO and distributed by IDI. However, payments received by IDI which are not used to finance the distribution of shares of the Fund become part of IDI's revenues and may be used by IDI for ^ activities ^ that promote distribution of any of the mutual funds advised by ^ INVESCO. Subject to review by the ^ Company's directors^, payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate. IDI will bear any distribution- and service-related expenses in excess of the amounts which are compensated pursuant to the Plan. The Plan also authorizes any financing of distribution which may result from IDI's use of its own resources, ^ providing that such fees are legitimate and not excessive. For more information see "How Shares Can Be Purchased -^ Distribution Plan" in the Statement of Additional Information.


     There is no distribution fee applicable to Class I shares.

FUND SERVICES


     Shareholder Accounts. ^ INVESCO will maintain a separate share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.


     Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges and redemptions. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

     Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.


     Reinvestment of Distributions. Dividends and capital gain distributions are automatically ^ reinvested in additional fund shares at the NAV on the ex-dividend or ex-distribution date, unless you choose to have dividends and/or capital gain distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).

     Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application or a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephone instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.


     Retirement  Plans And IRAs.  Fund shares may be purchased for IRAs and many
types  of  tax-deferred   retirement  plans.  ^  INVESCO  can  supply  you  with
information and forms to establish or transfer your existing plan or account.


HOW TO SELL SHARES

     The following chart shows several convenient ways to redeem your Fund shares. Shares of each class of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.


     Upon the redemption of shares held less than three months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of remaining shareholders. This fee is intended to encourage long-term investments in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to ^ INVESCO, and does not benefit ^ INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds that are advised by ^ INVESCO and distributed by IDI. The Fund will use the "first in, first out" method to determine the three-month holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than three months, the redemption/exchange fee will be assessed on the current net asset value of the shares being redeemed. ^ INVESCO reserves the right, in its sole discretion, to waive the redemption fee.


     Please specify from which fund and class, if any, you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.




                               HOW TO SELL SHARES
=====================================================================================================
Method                                  Minimum Redemption                      Please Remember
By Telephone
-----------------------------------------------------------------------------------------------------
Call us toll-free                       Class I                                 These telephone
at 1-800-525-8085.                      $1,000 (or, if                          redemption
                                        less, full                              privileges may be
                                        liquidation of the                      modified or
                                        account) for a                          terminated in the
                                        redemption check;                       future at the
                                        no minimum for a                        discretion of ^
                                        wire to bank of                         INVESCO.
                                        record.

                                        Class  II
                                        $250  (or,   if  less,
                                        full liquidation   of
                                        the   account)  for  a
                                        redemption  check;
                                        $1,000 for a wire to
                                        bank of record. The
                                        maximum amount which
                                        may  be   redeemed
                                        by   telephone   is
                                        generally $25,000.
-----------------------------------------------------------------------------------------------------



^ In Writing
Mail your request                       Any amount. The                         If the shares to be
to INVESCO Funds                        redemption request                      redeemed are
Group, Inc., P.O.                       must be signed by                       represented by
Box 173706                              all registered ^                        stock certificates,
Denver, CO                              account owners.                         the certificates
80217-3706. You may                     Payment will be                         must be sent to ^
also send your                          mailed to your                          INVESCO.
request by                              address of record
overnight courier                       or to a
to 7800 E. Union                        pre-designated
Ave., Denver, CO                        bank.
80237.

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
By Exchange

Between this and                        Class I                                 See "Exchange
another of the                          $250,000 to open a                      Policy," page ^
INVESCO funds. Call                     new account in the                      192.
1-800-525-8085 for                      Fund; $1,000 to
prospectuses of                         open a new account
other INVESCO                           in the other
funds. You may also                     INVESCO funds;
establish an                            $25,000 for written
automatic monthly                       requests to
exchange service                        purchase additional
between two INVESCO                     shares for an
funds; call ^                           existing account.
INVESCO for further
details and the                         Class II
correct form.                           $5,000 to open a
                                        new account in the
                                        Fund;  $1,000 to open
                                        a  new  account  in
                                        the  other  INVESCO
                                        funds;   $2,000  for
                                        IRAs;  $1,000  for
                                        written requests to
                                        purchase  additional
                                        shares  for  an  existing
                                        account.  The exchange
                                        minimum is $1,000 for
                                        purchases requested by
                                        telephone.
-----------------------------------------------------------------------------------------------------
Periodic Withdrawal
Plan
You may call us to                      $100 per payment,                       You must have at
request the                             on a monthly or                         least $10,000 total
appropriate form                        quarterly basis.                        invested with the
and more                                The redemption                          INVESCO funds, with
information at                          check may be made                       at least $5,000 of
1-800-525-8085.                         payable to any                          that total invested
                                        party you                               in the fund from
                                        designate.                              which withdrawals
                                                                                will be made.

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

Payment To Third
Party
Mail your request                       Any amount.                             All registered ^
to INVESCO Funds                                                                account owners must
Group, Inc., P.O.                                                               sign the request,
Box 173706                                                                      with a signature
Denver, CO                                                                      guarantee from an
80217-3706.                                                                     eligible guarantor
                                                                                financial
                                                                                institution, such
                                                                                as a commercial
                                                                                bank or recognized
                                                                                national or
                                                                                regional securities
                                                                                firm.

=====================================================================================================

     While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

     Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which will take up to 15 days).

     If you participate in EasiVest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.

     Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $50,000 for Class I shares, or $5,000 for Class II shares ($2,000 for IRAs) as a result of shareholder action, the Fund reserves the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to the above minimums.

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS


     Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from certain foreign currency transactions, if any^. Distribution of all net investment income to shareholders allows the Fund to maintain its tax status as a regulated investment company. ^ The Fund does not expect to pay any federal income or excise taxes because of its tax status as a regulated investment company.

     Shareholders^ must include all dividends and other distributions ^ as taxable income for federal, state and local income tax purposes unless they are exempt from income taxes. Dividends and other distributions are taxable whether they are received in cash or automatically reinvested in shares of the Fund or another fund in the INVESCO group.

     Net realized capital gains of the Fund are classified as short-term and long-term gains depending upon how long the Fund held the security that gave rise to the gains. Short-term capital gains are included in income from dividends and interest as ordinary income and are taxed at the taxpayer's marginal tax rate. ^ Long-term gains realized between May 7, 1997 and July 28, 1997 on the sale of securities held for more than ^ 12 months are taxable at a ^ maximum rate of 20% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than one year but not for more than 18 months are taxable at a maximum rate of 28% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than 18 months are taxable at a maximum rate of 20% (depending on the shareholder's marginal tax rate). Beginning January 1, 1998, the IRS Restructuring and Reform Act of 1998, signed into law on July 24, 1998, lowers the holding period for long-term capital gains entitled to the 20% capital gains tax rate from 18 months to 12 months. Accordingly, all long-term gains realized after December 31, 1997 on the sale of securities held for more than 12 months will be taxable at a maximum rate of 20%. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders. Shareholders should consult their tax ^ adviser as to the effect of ^ distributions by the Fund ^.

     Shareholders ^ may realize capital gains or losses when they sell their ^ shares at more or less than the price originally paid. Capital gains on shares held for more than one year will be long-term capital ^ gain, in which event they will be subject to federal income tax at the rates indicated above.


     The Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund.


     Individuals and certain other non-corporate shareholders may be subject to backup withholding of 31% on dividends, capital ^ gain distributions and other distributions and redemption proceeds. ^ You can avoid backup withholding on your Fund account by ensuring that we have a correct, certified tax identification number, unless you are subject to backup withholding for other reasons.

     We encourage you to consult a tax adviser with respect to these matters. For further information see "Dividends, Other Distributions ^ And Taxes" in the Statement of Additional Information.

     Dividends and Other Distributions. The Fund earns ordinary or net investment income in the form of interest and dividends ^ on investments. Dividends paid by the Fund will be based solely on the net investment income earned by it. The Fund's policy is to distribute substantially all of this income, less ^ expenses, to shareholders on a quarterly basis, at the discretion of the ^ Company's board of directors. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the payable date unless otherwise requested.

     In addition, the Fund realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains^ realized on foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital ^ gain distributions are automatically reinvested in shares of the Fund at the net asset value on the payable date unless otherwise requested.

     Dividends and other distributions are paid to ^ shareholders who hold shares on the record date of distribution regardless how long the Fund shares have been held by the shareholder. The Fund's share price will then drop by the amount of the distribution on the ex-dividend or ex-distribution date. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution.

ADDITIONAL INFORMATION


     Voting Rights. All shares ^ of the Company have equal voting rights based on one vote for each share owned and a corresponding fractional vote for each fractional share owned, except that only shares of a class are entitled to vote on matters concerning only that class of shares, and holders of each class of shares have separate voting rights on matters in which the interests of the class differ from the interests of the other class, to the extent required by applicable law, regulation and regulatory interpretation. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Fund or as may be required by applicable law or the ^ Company's Articles of Incorporation, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

     Master/Feeder Option. As a matter of fundamental policy, the Company may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having substantially the same investment objectives, policies and limitations. It is expected that any such investment company would be managed by ^ INVESCO in substantially the same manner as the Fund. If permitted by applicable law, any such investment may be made in the sole discretion of the Company's board of directors without a vote of the Fund's shareholders. However, shareholders will be given at least 30 days prior notice of any such investment. Such an investment would be made only if the board of directors determines it to be in the best interests of the Fund and its shareholders based on potential cost savings, operational efficiencies or other factors. No assurance can be given that costs would be materially reduced if the option were implemented.

                                            ^ INVESCO SPECIALTY FUNDS, INC.

                                            INVESCO S&P 500 Index Fund

                                            A no-load mutual fund seeking to
                                            provide price performance and income
                                            comparable to the Standard & Poor's
                                            500 Composite Stock Index.


                                            PROSPECTUS
                                            December 1, 1998


INVESCO FUNDS


INVESCO Distributors, ^ Inc.(SM)
Distributor

Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:


Cherry Creek
155-B Fillmore Street;
Denver Tech Center
7800 East Union Avenue
Lobby Level


In addition, all documents
filed by the Company with the
Securities and Exchange Commission

can be located on a ^ web site
maintained by the Commission at

http://www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

December 1, ^ 1998


                          INVESCO SPECIALTY FUNDS, INC.

                            INVESCO Asian Growth Fund
                       INVESCO European Small Company Fund
                       INVESCO Latin American Growth Fund
                               INVESCO Realty Fund
                           INVESCO S&P 500 Index Fund
                      INVESCO Worldwide Capital Goods Fund
                      INVESCO Worldwide Communications Fund


Address:                                            Mailing Address:
7800 E. Union Avenue                                Post Office Box 173706
Denver, Colorado  80237                             Denver, Colorado  80217-3706

                                   Telephone:
                       In continental U.S., 1-800-525-8085
-----------------------------------------------------------------


     INVESCO SPECIALTY FUNDS, INC. (the "Company") is a ^ no-load, open-end, diversified, management investment company currently consisting of seven separate portfolios of investments^: INVESCO Asian Growth Fund (the "Asian Growth Fund"); INVESCO European Small Company Fund (the "European Small Company Fund"); INVESCO Latin American Growth Fund (the "Latin American Growth Fund"); ^ INVESCO Realty Fund (the "Realty Fund"); and INVESCO S&P 500 Index Fund (the "S&P 500 Index Fund"); INVESCO Worldwide Capital Goods Fund (the "Capital Goods Fund") and INVESCO Worldwide Communications Fund (the "Communications Fund") (collectively, the "Funds" and individually, a "Fund").

     The ^ Asian Growth Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in ^ equity securities of companies domiciled or with primary operations in Asia and the Pacific Rim, excluding Japan. For purposes of this Statement of Additional Information, Asia and Pacific Rim territories will include, but not necessarily be limited to: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand, as well as Pakistan and Indochina as their markets become more accessible.

     The European Small Company Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of European companies whose individual equity market capitalizations would place them (at the time of purchase) in the same size range of companies in approximately the lowest 25% of market capitalization of companies that have equity securities listed on a U.S. national securities exchange. Under normal circumstances, the European Small Company Fund will invest at least 65% of its total assets in securities of issuers domiciled in at least five different countries, although the European Small Company Fund's investment adviser expects the European Small Company Fund's investments to be allocated among a larger number of countries. In this regard, no more than 50% of the European Small Company Fund's total assets will be invested in issuers domiciled in any one country.

     The Latin American Growth Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in securities of issuers domiciled in Latin America. For purposes of this Fund, Latin America will include: Mexico, Central America, South America, and the Spanish speaking islands of the Caribbean.


^


     The Realty Fund seeks to achieve above average current income by investing, under normal circumstances, at least 65% of its total assets in publicly-traded stocks of companies primarily engaged in the real estate industry.

     The S&P 500 Index Fund seeks to provide both price performance and income comparable to the Standard & Poor's 500 Composite Index (the "Index" or the "S&P 500") by investing in the equity securities that comprise the S&P 500 in approximately the same proportion that they are represented in the Index and in other instruments whose value depends upon or derives from the value of the Index.


     The Capital Goods Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution, sale or service of capital goods, or in the mining, processing, manufacture or distribution of raw materials and intermediate goods used by industry and agriculture. The Communications Fund seeks to achieve a high total return on investment through capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in companies that are primarily engaged in the design, development, manufacture, distribution or sale of communications services and equipment. Up to 35% of the Communication Fund's total assets will be invested, under normal circumstances, in companies that are engaged in developing, constructing or operating communications infrastructure projects throughout the world, or in supplying equipment or services to such companies. Under normal circumstances, the Capital Goods Fund and Communications Fund will each invest at least 65% of their total assets in securities of issuers of at least three different countries, one of which may be the United States, although the Funds' investment adviser expects the Funds investments to be allocated among a larger number of countries. The percentage of the Capital Goods Fund's and Communication Fund's assets invested in securities of issuers domiciled in the United States normally will be higher than the percentage invested in securities issued by companies domiciled in any other single country. However, it is possible that at times either Fund may have 65% or more of its total assets invested in foreign securities.


     Investors may purchase shares of any or all of the Funds. Additional funds may be added in the future.


     Prospectuses for the Funds, dated December 1, ^ 1998, which provide the basic information you should know before investing in a Fund, may be obtained without charge from INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706. This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the ^ Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.


Investment Adviser: INVESCO FUNDS GROUP, INC.
Distributor: INVESCO DISTRIBUTORS, INC.




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                                TABLE OF CONTENTS
                                                                            Page


INVESTMENT POLICIES AND RESTRICTIONS                                         208

THE FUNDS AND THEIR MANAGEMENT                                               222

HOW SHARES CAN BE PURCHASED                                                  239

HOW SHARES ARE VALUED                                                        243

FUND PERFORMANCE                                                             244

SERVICES PROVIDED BY THE FUNDS                                               246

TAX-DEFERRED RETIREMENT PLANS                                                248

HOW TO REDEEM SHARES                                                         248

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES                                     249

INVESTMENT PRACTICES                                                         251

ADDITIONAL INFORMATION                                                       255

APPENDIX A                                                                   261

APPENDIX B                                                                   265



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INVESTMENT POLICIES AND RESTRICTIONS

     As discussed in each Fund's Prospectus, the Funds may invest in a variety of securities, and employ a broad range of investment techniques in seeking to achieve their respective investment objectives. Such securities and techniques include the following:


     ^ Equity Securities. As described in the Prospectuses, equity securities which may be purchased by the Funds consist of common, preferred and convertible preferred stocks, and securities having equity characteristics such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those which determine the prices of common stocks and exhibit similar behavior (although often more volatile behavior). Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.


     Convertible securities which may be purchased by the Funds include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.


     Convertible securities have an "investment value" which is the theoretical value determined by the yield they provide in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. They also have a "conversion value" which is ^ their worth in market value if the securities were exchanged for their underlying equity securities. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above




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investment  value and may represent a premium over  conversion  value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, generally will yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.


     Foreign Securities. Up to 25% of ^ the Realty and S&P 500 Index Funds' total assets, measured at the time of purchase, may be invested directly in foreign equity or corporate debt securities. An unlimited percentage of the Worldwide Capital Goods, Worldwide Communications, European Small Company, Latin American Growth and Asian Growth Funds' total assets may be invested directly in foreign equity or corporate debt securities. Securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.


     For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against a foreign currency, returns for a U.S. investor on foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

     Other aspects of international investing to consider include:

     -less publicly available information than is generally available about U.S. issuers;

     -differences in accounting, auditing and financial reporting standards;

     -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

     -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility; and


     -^ investment income on certain foreign securities may be subject to foreign withholding taxes, which may reduce dividend or interest income or capital gains payable to shareholders.


     There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political



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instability; foreign currencies fluctuations; potential restrictions on the flow
of  international   capital;  and  the  possibility  of  the  Fund  experiencing difficulties in pursuing legal remedies and collecting judgments.

     ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


     Restricted/144A Securities. As discussed in ^ the Funds' Prospectuses, each Fund may invest in restricted securities, including restricted securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933^, as amended (the "1933 Act") (hereinafter referred to as "Rule 144A Securities"), if a liquid institutional trading market exists.


     In recent years, a large institutional market has developed for Rule 144A Securities. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for Rule 144A Securities may provide both readily ascertainable values for Rule 144A Securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, however, could affect adversely the marketability of such security and the Fund might be unable to dispose of such security promptly or at reasonable prices.


     ^ The board of directors has delegated to INVESCO the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and whether such securities are subject to the Fund's restriction against investing more than 10% of its total assets in illiquid securities. Under guidelines established by the board of directors, INVESCO will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.



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     Municipal Bonds. Except for the S&P 500 Index Fund, the Funds may invest in municipal bonds, the interest from which is exempt from federal income taxes, when their investment adviser and sub-adviser (collectively, "Fund Management") believes that the potential total return on the investment is better than the return that otherwise would be achieved by investing in fixed-income securities issued by corporations or the U.S. government or its agencies, the interest from which is not exempt from federal income taxes. Municipal bonds are issued by or on behalf of states, territories and possessions of the United States and the
District  of  Columbia,   and  their   political   subdivisions,   agencies  and
instrumentalities, to obtain funds for various public purposes, including: the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works; refunding outstanding obligations; and obtaining funds for general operating expenses. The Funds' investments in municipal bonds, as is true for any investments in debt securities, generally will be subject to both credit risk and market risk. See the section of the Prospectuses entitled "Risk Factors."

     Obligations of Domestic Banks.^ These obligations consist of certificates of deposit ("CDs") and banker's acceptances issued by domestic banks (including their foreign branches) having total assets in excess of $5 billion, which meet the Funds' minimum rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank.


     Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). These instruments are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount.


     ^ Commercial Paper. The Funds may invest in these obligations, which are short-term promissory notes issued by domestic corporations to meet current working capital requirements. Such paper may be unsecured or backed by a letter of credit. Commercial paper issued with a letter of credit is, in effect, "two party paper," with the issuer directly responsible for payment, plus a bank's guarantee that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days. The Funds will only invest in commercial paper which at the date of purchase is rated A-2 or higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, commercial paper that is judged by Fund Management to be equivalent in quality to commercial paper having such




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ratings. A commercial paper rating of A-2 or Prime-2 indicates a strong capacity for repayment of short-term promissory obligations.


     Mortgage-Backed Securities.^ Except for the S&P 500 Index Fund, the Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or institutions such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association ("GNMA") certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") certificates, are not. The Funds, with the exception of the Realty Fund, currently do not intend to invest more than 5% of their respective net assets in mortgage-backed securities.


     Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Funds. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in interest rates, governmental regulation or tax policies.

     The Realty Fund also may invest in a variety of mortgage-backed securities known as commercial mortgage-backed securities ("CMBs"). CMBs are derivative multiple-class mortgage-backed securities. CMBs are generally structured with two classes, each receiving a different proportion of interest and principal distributions on a pool of mortgage assets. In general, one class will receive most of the principal payments and some of the interest, with the other class receiving some of the principal and most of the interest payments.


     ^ Asset-Backed Securities. Except for the S&P 500 Index Fund, the Funds may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (other than mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement. The Funds currently do not intend to invest more than 5% of their respective net assets in asset-backed securities.




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     The  Realty  Fund may invest in real  estate  mortgage  investment  conduit certificates ("REMICs"). REMICs are a specialized form of Collateralized Mortgage Obligations ("CMOs") that qualify for favorable tax treatment because they invest in certain mortgages secured by interests in real estate and other permitted investments. Investors may purchase "regular" and "residual" shares of beneficial interest in REMICs. REMICs are subject to the same general risks as CMOs.

     Zero Coupon Bonds and Pay-In-Kind Bonds. Except for the S&P 500 Index Fund, the Funds may invest in zero coupon bonds or "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accredited discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The issuers of all zero coupon bonds, and the obligor of all "strips" purchased by the Funds, will be the U.S. government or its agencies or instrumentalities. The market value of "strips" and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. In order for a Fund to maintain its qualification as a regulated investment company, it may be required to distribute income recognized on zero coupon bonds or "strips" even though no cash may be paid to the Fund until the maturity or call date of the bond, and any such distribution could reduce the amount of cash available for investment by the Fund. The Funds currently do not intend to invest more than 5% of their respective net assets in zero coupon bonds or "strips."


     The Realty Fund may invest in zero coupon bonds and pay-in-kind ("PIK") bonds if Fund Management determines that the risk of a default on the security, which could result in adverse tax consequences, is not significant. PIK bonds pay interest in cash or additional securities, at the issuer's option, for a specified period. Because they are extremely responsive to changes in interest rates, the market price of zero coupon and PIK bonds may be more volatile than other bonds. The Realty Fund may be required to distribute income recognized on these bonds, even though no cash interest payments are received, which could reduce the amount of cash available for investment by the Fund.


     ^ Securities Lending. The Funds also may lend their securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits a Fund to earn income, which, in turn, can be invested in additional securities of the type described in the Fund's Prospectus in pursuit of the Fund's investment objective. Loans of securities by the Funds will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, plus accrued interest and dividends, determined on a daily basis. Cash collateral will be invested only in high quality short-term




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investments  offering maximum  liquidity.  Lending  securities  involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. Fund Management monitors the creditworthiness of ^ borrowers in order to minimize such risks. The Funds will not lend any security if, as a result of the loan, the aggregate value of securities then on loan would exceed 33-1/3% of each Fund's total assets (taken at market value).

     ^ Futures and Options on Futures, Securities and Indices. As described in each Fund's Prospectus, the Funds may enter into futures contracts, and purchase and sell ("write") options to buy or sell futures contracts and other securities or indices, which are included in the types of instruments sometimes referred to as "derivatives," because their value depends upon or derives from the value of an underlying asset, reference rate or index. The Funds will comply with and adhere to all limitations in the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission (the "CFTC") as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. A Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the Fund's total assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," as defined in the Commodity Exchange Act (the "CEA"), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA. The S&P 500 Fund may also use futures and options for liquidity.


     Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in a segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills). This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by a Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will


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be deposited in a segregated  account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in futures and options on futures and other securities, refer to Appendix A ("Description of Futures and Options Contracts").

     Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, determined not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures contract and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in the prices due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities and the value of the futures contract. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the value of the underlying securities and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

     In addition, if a Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time which may be disadvantageous to the Fund.


     Options on Futures Contracts.^ The Funds may buy and write options on futures contracts for hedging purposes; options are also included in the types of instruments sometimes known as derivatives. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the




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purchase of futures  contracts,  when a Fund is not fully  invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

     The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


     Forward Foreign Currency Contracts.^ The Funds may enter into forward currency contracts, which are included in the types of instruments sometimes known as derivatives, to purchase or sell foreign currencies (i.e., non-U.S. currencies) as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract ("forward contract") is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed-upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security transaction, a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or




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sold and the date on which  payment is made or  received  or during the time the
Fund holds the foreign security. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Funds will not speculate in forward contracts. Although the Funds have not adopted any limitations on their ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Funds do not attempt to hedge all of their non-U.S. portfolio positions and will enter into such transactions only to
the  extent,  if  any,  deemed   appropriate  by  their  investment  adviser  or
sub-adviser. The Funds will not enter into forward contracts for a term of more than one year.


     Swaps and Swap-Related Products.^ Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor.


     The Funds may enter into interest rate swaps, caps and floors, which are included in the types of instruments sometimes known as derivatives, on either an asset-based or liability-based basis, depending upon whether they are hedging their assets or their liabilities, and usually will enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. The Funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Funds' adviser or sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund would have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. The documentation currently used in those markets attempts to limit the risk of loss with respect to interest rate swaps to the net amount of the payments that a party is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would anticipate losing the net amount of the payments that the Fund contractually is entitled to receive over the payments that the Fund is contractually obligated to make. The Funds may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above as well as the Funds' other investment restrictions set forth below.

Investment Restrictions


     As described in the Funds' Prospectuses, the Funds operate under certain investment restrictions.^ For purposes of the following investment restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

     ^ The following restrictions are fundamental and may not be changed with respect to a particular Fund without the prior approval of the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of that Fund. Under these restrictions each Fund may not:


     1. With respect to seventy-five percent (75%) of its Fund's total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;

     2. Borrow money or issue senior securities (as defined in the 1940 Act), except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the Fund's total assets by reason of a decline in total assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     3. Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses. This restriction shall not prohibit the Realty Fund from directly holding real estate if such real estate is acquired by that Fund as a result of a default on debt securities held by that Fund.

     4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities.)

     5. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.)

     6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

     7. The European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund may not invest more than 25% of the value of their respective total assets in any particular industry (other than government securities). The Realty Fund may invest more than 25% of the value of its total assets in securities of the Real Estate Industry.

     As a fundamental policy in addition to the above, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

     In applying restriction 2 above, if the Fund has borrowed money in an amount exceeding 5% of the value of the Fund's net assets, the Fund will not purchase additional securities while any such borrowings exist.

     In applying restriction 7 above, the European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund use an industry classification system for international securities based on the information obtained from
Bloomberg L.P., Moody's International and a modified S&P industry code classification schema which uses various sources to classify securities.

     Furthermore, the board of directors has adopted additional investment restrictions for each Fund, unless specifically noted to the contrary. These restrictions are operating policies of each Fund and may be changed by the board of directors without shareholder approval. The additional investment restrictions adopted by the board of directors to date with respect to each Fund include the following:


     ^(1) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value unless such warrants are separately transferable and current market prices are available, or unless otherwise determined by the board of directors.

     ^(2) The Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or (ii) enter into any futures contracts if the aggregate net amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund.

     ^(3) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     ^(4) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     ^(5) The Fund does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, the Fund's investment adviser will waive its advisory fee on the assets of the Fund which are invested in the money market fund during the time that those assets are so invested.

     ^(6) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

     ^(7) The Fund does not currently intend to purchase securities of any issuer (other than U.S. Government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

     ^(8) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

     ^(9) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the ^ 1933 Act, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation.

     ^(10)The Fund may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.

     With respect to investment restriction ^(9) above, under the guidelines established by the board of directors, Fund Management will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).


     The Company has voluntarily undertaken that the Worldwide Capital Goods and Worldwide Communications Funds will invest no more than 15%, the European Small Company Fund will invest in no more than 15%, the Latin American Growth Fund will invest no more than 25%, the Asian Growth Fund will invest no more than 30% and the Realty Fund will invest no more than 15% of their respective total assets in lower rated debt securities, commonly known as "junk bonds."

THE FUNDS AND THEIR MANAGEMENT

     The Company. The Company was incorporated on April 12, 1994, under the laws of Maryland.


     The Investment Adviser. INVESCO Funds Group, Inc., a Delaware corporation (" ^ INVESCO"), is employed as the Company's investment adviser. ^ INVESCO was established in 1932 and also serves as an investment adviser to ^ INVESCO
Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Equity Funds, Inc. (formerly, INVESCO Capital Appreciation Funds, Inc.), INVESCO Flexible Funds, Inc. (formerly, INVESCO Multiple Asset Funds, Inc.), INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc.^, INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc.

     The Investment Sub-Advisers. INVESCO ^ has contracted with INVESCO Asset Management Limited ("IAML") to provide investment advisory and research services on behalf of the European Small Company Fund and Latin American Growth Fund. IAML has the primary responsibility for providing portfolio investment management services to these Funds. IAML is an indirect, wholly-owned subsidiary of AMVESCAP PLC.

     ^ INVESCO has contracted with INVESCO Asia Ltd. ("INVESCO Asia") to provide investment advisory and research services on behalf of the Asian Growth Fund. INVESCO Asia has primary responsibility for providing portfolio investment management services to this Fund. INVESCO Asia is an indirect wholly-owned subsidiary of AMVESCAP PLC.

     ^ INVESCO has contracted with INVESCO Realty Advisors, Inc. ("IRAI") to provide investment advisory and research services on behalf of the Realty Fund. IRAI has the primary responsibility for providing portfolio investment management services to the Fund. IRAI is an indirect, wholly-owned subsidiary of AMVESCAP PLC.

     ^ INVESCO has contracted with World Asset Management ("World") to provide investment advisory and certain recordkeeping services to the S&P 500 Index Fund. World has the primary responsibility for providing portfolio investment management services to this Fund. World is unaffiliated with any ^ INVESCO entity.

     Prior to February 3, 1998, Institutional Trust Company d/b/a INVESCO Trust Company ("ITC") provided sub-advisory services to the Capital Goods and Communications Funds. Effective February 3, 1998, ITC no longer provided sub-advisory services to those Funds and INVESCO provides such day-to-day portfolio management services as the investment adviser to the Funds. This change did not affect the basis upon which investment advice is provided to the Capital Goods and Communications Funds, the cost of those services to those Funds or the persons actually performing the investment advisory and other services previously provided by ITC.

     The Distributor. Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") became the Funds' distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by ^ INVESCO. Prior to September 30, 1997, ^ INVESCO served as the Funds' distributor.

     ^ INVESCO ^, IAML, INVESCO Asia, IRAI and IDI are indirect, wholly-owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, and to AMVESCAP PLC on May 8, 1997 as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world with approximately ^ $261 billion in assets under management^ as of June 30, 1998. INVESCO was established in 1932 and as of July 31, ^ 1998, managed 14 mutual funds, consisting of ^ 49 separate portfolios, on behalf of over ^ 884,099 shareholders.

     AMVESCAP PLC's other North American subsidiaries include the following:

     --INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

     --INVESCO Retirement Plan Services, Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets.
Additionally, IRPS provides investment consulting services to institutions seeking to provide INVESCO products and services in their retirement plan products and services.

     --ITC of Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts (IRAs) and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides, through INVESCO, complete transfer agency functions: correspondence, subaccounting, telephone communications and processing of distributions.

     --INVESCO   Capital   Management,   Inc.  ^,   Atlanta,   Georgia   manages
institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of ^ one registered investment ^ company.


     --INVESCO Management & Research, Inc. of Boston, Massachusetts, primarily manages pension and endowment accounts.


     --INVESCO (NY), Inc., New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY also offers the opportunity for its clients to invest both directly and indirectly through partnerships in primarily private investments or privately negotiated transactions. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts. INVESCO NY specializes in the fundamental research investment approach, with the help of quantitative tools, and currently has approximately $26 billion in assets under management.

     --PRIMCO Capital Management, Inc. of Louisville, Kentucky specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

     --A I M Advisors, Inc. of Houston, Texas provides investment advisory and administrative services for retail and institutional mutual funds.


     --A I M Capital Management, Inc. of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies offering variable annuities and ^ life insurance products that issue variable annuity and/or variable life products.


     --A I M Distributors, Inc. and Fund Management Company of Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

     The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.


     As indicated in the Funds' Prospectuses, ^ INVESCO ^ and IRAI permit investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of ^ INVESCO and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of ^ INVESCO and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied if, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds. INVESCO Asia, IAML and World are subject to similar policies.

     In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of ^ INVESCO ^, and ^ its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by ^ INVESCO.

     Investment Advisory Agreement. ^ INVESCO serves as investment adviser to each of the Funds pursuant to an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company which was approved by the board of directors on November 6, 1996 by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or ^ INVESCO at a meeting called for such purpose. Shareholders of the Capital Goods Fund, the Communications Fund, the European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund approved the Agreement on January 31, 1997 for an initial term expiring February 28, 1999. On May 13, 1998, this period was extended by the Company's board of directors to May 15, 1999. With respect to the Realty Fund, the Agreement was approved by ^ INVESCO on December 9, 1996 for an initial term expiring December 9, 1998. On May 13, 1998, this period was extended by the Company's board of directors to May 15, 1999. With respect to the S&P 500 Index Fund, the Agreement was approved by ^ INVESCO on October 1, 1997 for an initial term ending October 1, 1999. Thereafter, the Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the applicable Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party^ or by a Fund with respect to that Fund, upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

     The Agreement provides that ^ INVESCO shall manage the investment portfolios of the Funds in conformity with each Fund's investment policies (either directly or by delegation to a sub-adviser, which may be a party affiliated with ^ INVESCO). Further, ^ INVESCO shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of any separate agreement between the Company and ^ INVESCO or any affiliate thereof, including the distribution and sale of Fund shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with ^ INVESCO discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by ^ INVESCO's in-house legal and accounting staff (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act. Expenses not assumed by ^ INVESCO are borne by the Funds.

     As full compensation for its advisory services to the Company, ^ INVESCO receives a monthly fee. The fee is based upon a percentage of each Fund's average net assets, determined daily. With respect to the Capital Goods Fund and the Communications Fund, the fee is calculated at the annual rate of: 0.65% on the first $500 million of each Fund's average net assets; 0.55% on the next $500 million of each Fund's average net assets; and 0.45% on each Fund's average net assets over $1 billion. With respect to the European Small Company Fund, the Latin American Growth Fund and the Asian Growth Fund, the fee is calculated at the annual rate of: 0.75% on the first $500 million of each Fund's average net assets; 0.65% on the next $500 million of each Fund's average net assets; and 0.55% on each Fund's average net assets over $1 billion. With respect to the Realty Fund, the fee is calculated at the annual rate of 0.75% of the Fund's average net assets. With respect to the S&P 500 Index Fund, the fee is calculated at the annual rate of 0.25% of the Fund's average net assets.

     Sub-Advisory Agreements. ^ IAML serves as sub-adviser to the ^ European Small Company Fund and the Latin American Growth Fund pursuant to a sub-advisory agreement with INVESCO dated February 28, 1997 (the " ^ European and Latin American Sub-Agreement"). The European and Latin American Sub-Agreement was approved by the board of directors of the Company on November 6, 1996^ by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not ^"interested persons^" of the Company, ^ INVESCO ^ or IAML at a meeting called for such purpose. Shareholders of the ^ European Small Company and Latin American Growth Funds approved the ^ European and Latin American Sub-Agreement on January 31, 1997 for an initial term expiring February 28, 1999. On May 13, 1998, this period was extended by the Company's board of directors to May 15, 1999. Thereafter, the ^ European and Latin American Sub-Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the ^ Investment Company Act of 1940, of the outstanding shares of the Fund. Each such continuance also must be approved by a majority of the directors who are not parties to the ^ European and Latin American Sub-Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The ^ European and Latin American Sub-Agreement may be terminated ^ at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

^

     INVESCO Asia serves as sub-adviser to the Asian Growth Fund pursuant to a sub-advisory agreement dated February 28, 1997 (the "Asian Growth Sub-Agreement") with ^ INVESCO. The Asian Growth Sub-Agreement was approved by the board of directors of the Company on November 6, 1996 by a vote cast in person by a majority of the directors, including a majority of the directors who are not "interested persons" of the Company, ^ INVESCO or INVESCO Asia at a meeting called for such purpose. Shareholders of the Asian Growth Fund approved the Asian Growth Sub-Agreement on January 31, 1997 for an initial term expiring February 28, 1999. On May 13, 1998, this period was extended by the Company's board of directors to May 15, 1999. Thereafter the Asian Growth Sub-Agreement may be continued from year to year as long as it is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. ^ Any such continuance also must be approved by a majority of directors who are not parties to the Asian Growth Sub-Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Asian Growth Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

     IRAI serves as sub-adviser to the Realty Fund pursuant to a sub-advisory agreement dated December 9, 1996 (the "Realty Sub-Agreement") with ^ INVESCO. The Realty Sub-Agreement was approved by the board of directors of the Company on November 6, 1996 by a vote cast in person by a majority of the directors including a majority of the directors who are not "interested persons" of the Company, ^ INVESCO or IRAI at a meeting called for such purpose and approved by ^ INVESCO as the then sole shareholder of the Realty Fund on December 9, 1996. The Realty Sub-Agreement was approved for an initial term expiring December 9, 1998. On May 13, 1998, this period was extended by the Company's board of directors to May 15, 1999. Thereafter, the Realty Sub-Agreement may be continued from year-to-year as long as it is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. ^ Any such continuance also must be approved by a majority of directors who are not parties to the Realty Sub-Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Realty Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

     World serves as sub-adviser to the S&P 500 Index Fund pursuant to a sub-advisory agreement dated October 1, 1997 (the "S&P 500 Index Sub-Agreement") with ^ INVESCO which was approved by the board of directors on August 12, 1996, by a vote cast in person by a majority of the directors, including a majority of the directors who are not "interested persons" of the Company, ^ INVESCO or World at a meeting called for such purpose. ^ INVESCO approved the S&P 500 Index Sub-Agreement on October 1, 1997, for an initial term expiring October 1, 1999. Thereafter, the S&P 500 Index Sub-Agreement may be continued from year to year as long as it is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. ^ Any such continuance also must be approved by a majority of directors who are not parties to the S&P 500 Index Sub-Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The S&P 500 Index Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

     The Sub-Agreements provide that ^ IAML, INVESCO Asia, IRAI and World, subject to the supervision of ^ INVESCO, shall manage the investment portfolios of the respective Funds in conformity with each Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Funds, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each of the Funds, unless otherwise directed by the directors of the Company or ^ INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of the Sub-Advisers; (e) determining what portion of each of the Funds should be invested in the various types of securities authorized for purchase by each Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each Fund shall be exercised.

     The ^ European and Latin American Sub-Agreement provides that as compensation for its services, ^ IAML shall receive from ^ INVESCO, at the end of each month, a fee based upon the average daily value of the ^ European Small Company Fund's and Latin American Growth Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 13, 1998, the calculation of the sub-advisory fees of each Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of each ^ Fund's average net assets, ^ 0.2167% on the next $500 million of ^ the Fund's average net assets and 0.1833% on each Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of each Fund's average net assets, 0.26% on the next $500 million of each Fund's average net assets and 0.22% of each Fund's average net assets in excess of $1 billion). The Asian Growth Sub-Agreement provides that as compensation for its services, ^ INVESCO Asian shall receive from ^ INVESCO at the end of each month, a fee based upon the average daily value of the ^ Asian Growth Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 13, 1998, the calculation of the sub-advisory fees of each Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of ^ the Fund's average net assets, ^ 0.2167% on the next $500 million of ^ the Fund's average net assets and ^ 0.1833% on ^ the Fund's average net assets in excess of $1 billion^) to 40% of the advisory fee (0.30% on the first $500 million of the ^ Fund's average net assets, ^ 0.26% on the next $500 million of the ^ Fund's average net assets and ^ 0.22% on the ^ Fund's average net assets in excess of $1 billion). The Realty Sub-Agreement provides that as compensation for its services, IRAI shall receive ^ from INVESCO at the end of each month, a fee based upon the average daily value of the Realty Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 13, 1998, the calculation of the sub-advisory fees of each Fund has been changed from 33.33% of the advisory fee (0.25% on the Fund's average daily net assets) to 40% of the advisory fee (0.25% on the Fund's average daily net assets). The S&P 500 Index Fund Sub-Agreement provides that as compensation for its services, World shall receive from INVESCO, at the end of each month, ^ a fee based upon the average daily value of the S&P 500 Index Fund's net assets at the rate of 0.07% on the first $10 million of the Fund's average net assets ^, 0.05% on the next $40 million of the Fund's average net assets ^, and 0.03% ^ on the Fund's average net assets in excess of ^ $50 million. The Sub-Advisory fees are paid by ^ INVESCO, NOT the Funds.

     Administrative Services Agreement. ^ INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated February 28, 1997 (the "Administrative Agreement"). The Administrative Agreement was approved by the board of directors on November 6, 1996, by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or ^ INVESCO at a meeting called for such purpose. The Administrative Agreement was for an initial term expiring February 28, 1998 and has been extended by action of the board of directors until May 15, ^ 1999. The Administrative Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The

Administrative Agreement may be terminated at any time without penalty by ^ INVESCO on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.

     The Administrative Agreement provides that ^ INVESCO shall provide the following services to the Funds: (A) such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and (B) such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of ^ INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

     As full compensation for services provided under the Administrative Agreement, each Fund pays a monthly fee to ^ INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the Fund.

     Transfer Agency Agreement. ^ INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February 28, 1997 which was approved by the board of directors of the Company, including a majority of the Company's directors who are not parties to the Transfer Agency Agreement or "interested persons" of any such party, on November 6, 1996. The Transfer Agency Agreement was for an initial term expiring February 28, 1998 and has been extended by the board of directors until May 15, ^ 1999. Thereafter, the Transfer Agency Agreement may be continued from year to year as to each Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

     The Transfer Agency Agreement provides that each Fund will pay to ^ INVESCO an annual fee of $20.00 per shareholder account or, where applicable, per participant in an omnibus account. This fee is paid monthly at a rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in existence during each month.


     Rule 18f-3 under the 1940 Act ("Rule 18f-3") permits a fund to use a multiclass system, including separate class arrangements for distribution of shares and related exchange privileges applicable to the classes. The S&P 500 Index Fund's Plan Pursuant to Rule 18f-3 provides that advisory and administrative services fees that are expenses of the Fund but are not otherwise attributable to a particular class of Fund shares shall be allocated to each class on the basis of its net asset value relative to the net asset value of the Fund.

         Set forth below is a table showing the advisory fees, administrative services fees, and transfer agency fees paid by each of the Funds for the period shown.




                           Year Ended July 31, 1998      Year Ended July 31, 1997      Year Ended July 31, 1996(1) ^
                        ---------------------------    --------------------------    -------------------------------

                                           Adminis-                      Adminis-                           Adminis-
                                  Transfer  trative            Transfer   trative                Transfer    trative
                        Advisory    Agency Services  Advisory    Agency  Services   Advisory       Agency   Services
                            Fees      Fees     Fees      Fees      Fees      Fees       Fees         Fees       Fees
                        --------  -------- --------  --------  --------  --------   --------     --------   --------

Worldwide Capital Goods $117,345   $86,976  $12,708   $48,575   $42,296   $11,121    $52,495      $35,801    $11,211 ^
Worldwide
  Communications        $917,111  $405,886  $31,164  $358,300  $261,010   $18,269   $255,873     $151,435    $15,905 ^
European Small Company  $499,912  $382,417  $19,998  $928,226  $353,726   $28,565   $271,008      $66,181    $15,420 ^
Latin American Growth   $552,409  $338,846  $21,048  $485,690  $177,930   $19,714   $130,913      $47,581    $12,618
^ Asian Growth Fund     $130,604  $156,273  $12,612  $218,813  $113,451   $14,376    $26,564 ^(2) $16,399(2)  $3,031(2)
^ Realty Fund(3)        $275,574  $215,561  $15,511  $112,846   $74,155    $7,257        -0-          -0-        -0-
^ S&P 500 Index Fund(4)  $13,759    $7,897   $6,874       -0-       -0-       -0-        -0-          -0-        -0-



(1) These amounts do not reflect the voluntary expense limitations described in the Funds' prospectuses.


(2) For the five month period beginning ^ March 1, 1996 (commencement of operations).

^(3) For the period January ^ 1, 1997 (commencement of operations)  through July
     31, 1997.

^(4) For the period December 23, 1997 (commencement of operations)  through July
     31, 1998.

     Officers and Directors of the Company. The overall direction and supervision of the Company is the responsibility of the board of directors, which has the primary duty of seeing that the general investment policies and programs of each of the Funds are carried out and that the ^ Funds are properly administered. The officers of the Company, all of whom are officers and employees of, and are paid by, ^ INVESCO, are responsible for the day-to-day administration of the Company and each of the Funds. The investment sub-adviser for each Fund for which a sub-adviser has been approved has the primary responsibility for making investment decisions on behalf of that Fund. These investment decisions are reviewed by the investment committee of ^ INVESCO.

     All of the officers and directors of the Company hold comparable positions with INVESCO ^ Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Equity Funds, Inc. (formerly, INVESCO Capital Appreciation Funds, Inc.), INVESCO Flexible Funds, Inc. (formerly, INVESCO Multiple Asset Funds, Inc.), INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc.^, INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Variable Investment Funds, Inc. All of the officers and directors of the Company also ^ hold comparable positions with INVESCO Value Trust and INVESCO Treasurer's Series Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.

     CHARLES W. BRADY,*+ Chairman of the Board. Chief Executive Officer and Director of AMVESCAP PLC, London, England, and of various subsidiaries thereof^, Chairman of the Board of INVESCO ^ Global Health Sciences Fund. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.



     FRED A. DEERING,+# Vice Chairman of the Board. ^ Trustee of INVESCO Global Health Sciences Fund. Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado; Director of ING America Life Insurance Company^. Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928. ^

     VICTOR L. ANDREWS,**@ Director. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance at Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); since October 1984, Director of the Center for the Study of Regulated Industry of Georgia State University; formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT. Dr. Andrews is also a director of the Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: ^ 34 Seawatch Drive, ^ Savannah, Georgia. Born: June 23, 1930.


     BOB R. BAKER,+** Director. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December

1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775 Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.


     LAWRENCE H. BUDNER,#@@ Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.



^

     WENDY L. GRAMM, Ph.D.,**@ Director. Self-employed (since 1993); Professor of Economics and Public Administration, University of Texas at Arlington. Formerly, Chairman, Commodity Futures Trading Commission from 1988 to 1993, administrator for Information and Regulatory Affairs at the Office of Management and Budget from 1985 to 1988, Executive Director of the Presidential Task Force on Regulatory Relief and Director of the Federal Trade Commission's Bureau of Economics. Dr. Gramm is also a director of the Chicago Mercantile Exchange, Enron Corporation, IBP, Inc., State Farm Insurance Company, State Farm Life Insurance Company, ^ Independent Women's Forum, International Republic Institute, and the Republican Women's Federal Forum. Dr. Gramm is also a member of the Board of Visitors, College of Business Administration, University of Iowa, and a member of the Board of Visitors, Center for Study of Public Choice, George Mason University. Address: 4201 Yuma Street, N.W., Washington, D.C. Born:
January 10, 1945.

     ^ KENNETH T. KING,#+@@ Director. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987. Address: 4080 North Circulo Manzanillo, Tucson, Arizona. Born:
November 16, 1925.



     JOHN W. MCINTYRE,#+@@ Director. Retired. Formerly, Vice Chairman of the Board of Directors of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of The Citizens and Southern Georgia ^ Corporation and Citizens and Southern National Bank. ^ Trustee of INVESCO Global Health Sciences Fund and Gables Residential Trust. Address: 7 Piedmont Center, Suite 100, Atlanta, GA. Born: September 14, 1930.

     LARRY SOLL, Ph.D.,**@ Director. Retired. Formerly, Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989 and 1993 to 1994) and President (1982 to 1989) of Synergen Corp. Director of Synergen since its incorporation in 1982. Director of ISI Pharmaceuticals, Inc. Trustee of INVESCO Global Health Sciences Fund. Address: 345 Poorman Road, Boulder, Colorado. Born:
April 26, 1942.



     MARK H. WILLIAMSON,+* President, CEO and Director. President, CEO and Director of IDI; President, CEO and Director of INVESCO and President of INVESCO

Global Health Sciences Fund. Formerly, Chairman and CEO of NationsBanc Advisors, Inc. (1995 to 1997) and Chairman of NationsBanc Investments, Inc. (1997 to
1998). Born: May 24, 1951.

     GLEN A. PAYNE, Secretary. Senior Vice President (since 1995), General Counsel ^(since 1989) and Secretary (since 1989) of INVESCO and Senior Vice President, General Counsel and Secretary of IDI (since 1997); Vice President (May 1989 to April 1995)^ of INVESCO; Senior Vice President, (since 1995), General Counsel (since 1989) and Secretary (1989 to 1998) of ITC. Formerly, employee of a U.S. regulatory agency, Washington, D.C. (June 1973 through May
1989). Born: September 25, 1947.



     RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO ^(since 1988). Senior Vice President and Treasurer of ^ IDI (since 1997). Senior Vice President and Treasurer of ITC (1988 to 1998) Born: October 1, 1946.

     WILLIAM J. GALVIN, JR., Assistant Secretary. Senior Vice President of INVESCO ^(since 1995) and of ^ IDI (since 1997) and Trust Officer of ^ ITC (1995 to 1998) and formerly (August 1992 to July 1995) Vice President of INVESCO ^. Formerly, Vice President of 440 Financial Group from June 1990 to August 1992 and Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.



     ALAN I. WATSON,  Assistant  Secretary.  Vice  President of INVESCO  ^(since
1984) ^. Formerly, Trust Officer of ^ ITC. Born: September 14, 1941.


     JUDY P. WIESE, Assistant Treasurer. Vice President of INVESCO ^(since 1984) and of ^ IDI (since 1997) ^. Formerly, Trust Officer of ^ ITC. Born: February 3, 1948.


     *These directors are "interested persons" of the Company as defined in the Investment Company Act of 1940.


     #Member of the audit committee of the Company.


     @Member of the derivatives committee of the Company.

     @@Member of the soft dollar brokerage committee of the Company.


     +Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.


^


     **Member of the management liaison committee of the Company.

     As of ^ September 16, 1998, officers and directors of the Company, as a group, beneficially owned less than 1% of the Company's outstanding shares.


Director Compensation


     The following table sets forth, for the fiscal year ending July 31, ^ 1998: the compensation paid by the Company to its eligible independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by IDI and advised by INVESCO (including the Company), INVESCO Treasurer's Series Trust and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, ^ 1997. As of December 31, ^ 1997, there were 49 funds in the INVESCO Complex. ^

                                                                                                              Total
                                                                                                          Compensa-
                                                                   Benefits           Estimated           tion From
                                              Aggregate             Accrued              Annual             INVESCO
Name of                                       Compensa-             As Part            Benefits             Complex
Person,                                       tion From             of Fund            Upon Re-             Paid To
Position                                          Fund(1)         Expenses(2)         tirement(3)        Directors(1)


Fred ^ A. Deering,                               $6,892                $862                $553            $113,350
Vice Chairman of

  the Board


Victor L. Andrews                               ^ 6,845                 815                 640              92,700

Bob R. Baker                                    ^ 6,920                 727                 858              96,050

Lawrence H. Budner                              ^ 6,793                 815                 640              91,000

Daniel D. Chabris(4)                              6,852                 880                 478              89,350

Wendy L. Gramm                                    6,700                   0                   0              39,000

Kenneth T. King                                   6,753                 895                 502              94,350

John W. McIntyre                                  6,744                   0                   0             104,000

Larry Soll                                        6,744                   0                   0              78,000
                                                -------              ------              ------            --------

Total                                           $61,243              $4,994              $3,671            $797,800

% of Net Assets                                0.0136%(5)          0.0011%(5)                              0.0046%(6)

     (1)The vice chairman of the board, the chairmen of the audit, management liaison, derivatives, soft dollar brokerage and compensation committees, and the members of the executive and valuation committees, ^ each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

     (2)Represents  estimated  benefits  accrued  with  respect  to the  Defined
Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.


     (3)These figures represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding INVESCO Global Health
Sciences Fund^ which does not participate in ^ this retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors.
This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of ^ Mr. McIntyre and Drs. Gramm and Soll, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     ^ (4)Mr. Chabris retired as a director effective September 30, 1998.

     (5)Totals  as a  percentage  of the  Company's  net assets as of July 31, ^
1998.

     (6)Total as a percentage of the net assets of the INVESCO Complex as of December 31, ^ 1997.

     Messrs. Brady^ and Williamson, as "interested persons" of the Company and of the other funds in the INVESCO Complex, receive compensation as officers or employees of ^ INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Complex for their service as directors.

     The boards of directors/trustees of the mutual funds managed by ^ INVESCO and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred
Compensation  Plan for the  non-interested  directors and trustees of the funds.
Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a
"qualified director") is entitled to receive, upon termination of service as a director (normally upon retiring from the boards at the retirement age of 72^, the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the qualified director at the time of his retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to ^ 50% of the basic retainer and annualized board meeting fees.
These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or her or to ^ his or her beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his/her beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the ^ INVESCO and INVESCO Treasurer's Series Trust funds in a manner determined to be fair and equitable by the committee. The Company ^ began making ^ payments to ^ Mr. Chabris under the plan as of ^ October 1, 1998.
The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

     The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO
Funds. The deferred amounts are being invested in the shares of all of the INVESCO and INVESCO Treasurer's Series Trust Funds. Each independent director is, therefore, an indirect owner of shares of each INVESCO Fund.

     The Company has an audit committee that is comprised of ^ four of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

     The Company also has a management liaison committee which meets quarterly with various management personnel of ^ INVESCO in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors in furtherance of the board of directors' overall duty of supervision.

     The Company also has a soft dollar brokerage committee. The committee meets periodically to review soft dollar brokerage transactions by the Funds, and to review policies and procedures of the Funds' adviser with respect to soft dollar brokerage transactions. It reports on these matters to the Company's board of directors.

     The  Company  also  has  a  derivatives  committee.   The  committee  meets
periodically to review  derivatives  investments  made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by the Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.


HOW SHARES CAN BE PURCHASED


     ^ The shares of each Fund are sold on a continuous basis at the respective net asset value per share of the Fund next calculated after receipt of a purchase order in good form. The net asset value per share is computed separately for each Fund and is determined once each day that the New York Stock
Exchange is open as of the close of regular trading on that Exchange, but may also be computed at other times. See "How Shares Are Valued."

     The Company has authorized one or more brokers to accept purchase orders on
each  Fund's   behalf.   Such  brokers  are   authorized   to  designate   other
intermediaries  to accept purchase  orders on the Funds' behalf.  A Fund will be deemed to have  received a  purchase  order when an  authorized  broker,  or, if applicable, a broker's authorized designee,  accepts the order. A purchase order will be priced at a Fund's net asset value next  calculated  after the order has been accepted by an authorized broker or the broker's authorized designee.

     IDI acts as the Funds' distributor under a distribution agreement with the Company ^ and bears all expenses, including the costs of printing and distributing prospectuses, incident to ^ direct sales and distribution of Fund shares on a no-load basis.

     ^ Distribution Plan. As discussed in the Prospectuses, the Company has adopted a Plan and Agreement of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. There is no distribution fee applicable to Class I shares of the S&P 500 Index Fund. The Plan provides that each Fund may make monthly payments to IDI of amounts computed at an annual rate no greater than 0.25% of a Fund's average net assets to permit IDI, at its discretion, to engage in certain activities and provide certain services in connection with the distribution of each Fund's shares to investors. Payment ^ by a Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls, although this period is extended to 24 months for obligations incurred during the first 24 months of a Fund's operations. All distribution expenses paid by the Funds for the fiscal year ended July 31, ^ 1998, were paid to ^
INVESCO (the predecessor of IDI^ as distributor of shares of the Funds^) and IDI. For the fiscal year ended July 31, ^ 1998, the Capital Goods Fund,
Communications  Fund,  European Small Company Fund,  Latin American Growth Fund,
Asian Growth Fund ^, Realty Fund and Class II shares of the S&P 500 Index Fund incurred $46,220, $309,783, $169,748, $204,643, $47,724, $92,862 and $6,942 in
distribution expenses, respectively, prior to the voluntary absorption of certain Fund expenses by ^ INVESCO and the applicable sub-adviser, if any. In addition, as of July 31, ^ 1998 the ^ Capital Goods Fund, ^ Communications Fund,
European Small Company Fund,  Latin  American  Growth Fund ^, Asian Growth Fund,
Realty  Fund and  Class II shares of the S&P 500  Index  Fund  incurred  $3,024,








$57,894, $16,122, $7,703, $2,769, $6,349 and $3,071, respectively, of additional distribution  accruals had been incurred for the Funds,  and will be paid during the fiscal year ended July 31, ^ 1999. As noted in the Prospectuses, one type of expenditure  is the payment of  compensation  to securities  companies and other financial institutions and organizations, which may include ^ INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by IDI to broker-dealers who sell shares of the Funds and may be made to banks, savings
and  loan   associations  and  other  depository   institutions.   Although  the
Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares,  the Company does not believe that these  limitations  would affect the ability of such banks to enter into  arrangements  with IDI,  but can give no  assurance  in this  regard.  However,  to the  extent it is  determined otherwise  in the future,  arrangements  with banks might have to be modified or terminated,  and,  in that case,  the size of one or more of the Funds  possibly could  decrease  to the extent that the banks  would no longer  invest  customer assets in a particular Fund. Neither the Company nor its investment adviser will give any preference to banks or other depository  institutions  which enter into such arrangements when selecting investments to be made by each Fund.

     For the fiscal year ended July 31, ^ 1998, allocation of 12b-1 amounts paid by the  Capital  Goods  Fund for the  following  categories  of  expenses  were:
advertising--^ $3,352; sales literature, printing and postage--^ $10,621; direct
mail--^  $17,599;   public   relations/promotion--^   $4,190;   compensation  to
securities dealers and other  organizations--^  $4,295;  marketing  personnel--^
$6,163.  For the fiscal year ended July 31, ^ 1998,  allocation of 12b-1 amounts paid by the Communications  Fund for the following  categories of expenses were:
advertising--^ $42,160; sales literature, printing and postage--^ $2,870; direct
mail--^  $49,009;  public   relations/promotion--^   $17,219;   compensation  to
securities dealers and other  organizations--^  $82,690;  marketing personnel--^
$55,835. For the fiscal year ended July 31, ^ 1998,  allocation of 12b-1 amounts paid by the European Small Company Fund for the following categories of expenses were: advertising--^ $37,844; sales literature, printing and postage--^ $38,990;
direct mail--^ $13,216; public  relations/promotion--^  $6,672;  compensation to securities dealers and other  organizations--^  $45,765;  marketing personnel--^
$27,261. For the fiscal year ended July 31, ^ 1998,  allocation of 12b-1 amounts paid by the Latin American Growth Fund for the following  categories of expenses were: advertising--^ $59,450; sales literature, printing and postage--^ $26,392;
direct mail--^ $9,511;  public  relations/promotion--^  $9,405;  compensation to securities dealers and other  organizations--^  $67,797;  marketing personnel--^
$32,089. For the fiscal year ended July 31, ^ 1998,  allocation of 12b-1 amounts paid by the Asian Growth Fund for the  following  categories  of expenses  were:
advertising--^ $25,619; sales literature, printing and postage--^ $7,092; direct mail--^ $1,591; public relations/promotion--^ $1,284; compensation to securities dealers and other  organizations--^  $6,169;  marketing personnel--^ $5,969. For the fiscal year ended July 31,  1998,  allocation  of 12b-1  amounts paid by the








Realty Fund for the following categories of expenses were:  advertising--$6,080;
sales literature,  printing and postage--$29,155;  direct mail--$22,680;  public
relations/promotion--$6,368;   compensation  to  securities  dealers  and  other
organizations--$15,216;  marketing  personnel--$13,363.  For the period December
23, 1997  (commencement  of operations)  through July 31, ^ 1998,  allocation of
12b-1  amounts  paid by ^ Class  II  shares  of the S&P 500  Index  Fund for the following categories of expenses were:  advertising--^ $1,393; sales literature,
printing    and    postage--^    $3,067;    direct    mail--^    $364;    public
relations/promotion--^  $405;  compensation  to  securities  dealers  and  other organizations--^ $472; marketing personnel--^ $1,241.

     The nature and scope of services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new stockholder account applications, preparing and transmitting to the Company's Transfer Agent computer ^ processable tapes of each Fund's transactions by customers, serving as the primary source of information to customers in answering questions concerning each Fund, and assisting in other customer transactions with each Fund.

     The Plan was approved on April 20, 1994, at a meeting called for such purpose by a majority of the directors of the Company, including a majority of the directors who neither are "interested persons" of the Company nor have any financial interest in the operation of the Plan ("independent directors"). The
Plan was approved by INVESCO on July 12, 1994, as the then sole shareholder of the Capital Goods Fund and Communications Fund for an initial term expiring
April 30, 1995 and has been continued by action of the board of directors until May 15, 1999. With respect to the INVESCO European Small Company Fund and Latin
American Growth Fund, the Plan was approved by INVESCO on February 8, 1995 as the then sole shareholder of each Fund and has been continued by action of the board of directors until May 15, 1999. With respect to the Asian Growth Fund, the Plan was approved by INVESCO on September 12, 1995 as the then sole shareholder of the Fund and has been continued by action of the board of directors until May 15, 1999. With respect to the Realty Fund, the Plan was approved by INVESCO on December 9, 1996 as the then sole shareholder of the Fund and has been continued by action of the board of directors until May 15, 1999.
The board of directors on February 4, 1997, approved amending the Plan, effective January 1, 1997, to convert the Plan to a compensation type Rule 12b-1 plan. This amendment of the Plan did not result in increasing the amount of any Fund's payments thereunder. With respect to Class II shares of the S&P 500 Index
Fund, the Plan was approved by action of the board of directors of the Company on August 12, 1996, and has been continued by action of the board of directors to May 15, 1999. Pursuant to authorization granted by the Company's board of directors on September 2, 1997, IDI assumed all obligations related to distribution from INVESCO.

     The Plan provides that it shall continue in effect with respect to each Fund for so long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance. The Plan also can be terminated at any time with respect to any Fund, without penalty, if a majority of the ^ independent directors, or shareholders of such Fund, vote to terminate the Plan.
The Company may, in its absolute discretion, suspend, discontinue or limit the offering of the shares of any Fund at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Funds, the investment climate for any particular Fund, general market conditions, and the volume of sales and redemptions of Fund shares. The Plan may continue in effect and payments may be made under the Plan following any such temporary suspension or limitation of the offering of a Fund's shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time.
Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares. So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the independent directors then in office at the time of such selection or nomination. The Plan may not be amended to increase materially the amount of any Fund's payments thereunder without approval of the shareholders of that Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the ^ independent directors. Under the agreement implementing the Plan, IDI or the Funds, the latter by vote of a majority of the ^ independent directors or of the holders of a majority of any Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by any Fund under the Plan in the event of its termination as to that Fund.

     To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the Act, it shall remain in effect as such, so as to authorize the use of each Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, each Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment," in which event the Funds may continue to make payments, pursuant to the Plan, to IDI or another organization only upon the approval of new arrangements, which may or may not be with IDI, regarding the use of the amounts authorized to be paid by it under the Plan, by the directors, including a majority of the ^ independent directors, by a vote cast in person at a meeting called for such purpose.


     Information regarding the services rendered under the Plan and the amounts paid therefor by each Fund are provided to, and reviewed by, the directors on a quarterly basis. On an annual basis, the directors consider the continued appropriateness of the Plan at the level of compensation provided therein.


     The only  directors  or  interested  persons,  as that term is  defined  in
Section 2(a)(19) of the Act, of the Company who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company listed under "The Funds ^ And Their Management -- Officers and
Directors  of the Company"  who are also  officers  either of ^ IDI or companies affiliated with ^ IDI. The benefits which the Company believes will be reasonably likely to flow to the Funds and their shareholders under the Plan include the following:


     (1) Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment ^ objective(s) of the Funds;


     (2) The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes;


     (3) The positive effect which increased Fund assets will have on its revenues could allow ^ INVESCO and its affiliated companies:


          (a) To have greater resources to make the financial commitments necessary to improve the quality and level of each Fund's shareholder services (in both systems and personnel),


          (b) To increase the number and type of mutual funds available to investors from ^ INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders, and


          (c) To acquire and retain talented employees who desire to be associated with a growing organization; and

     (4)  Increased Fund assets may result in reducing each investor's  share of
          certain   expenses   through   economies  of  scale  (e.g.   exceeding
          established  breakpoints  in the advisory fee schedule and  allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Plan.

HOW SHARES ARE VALUED


     As described in the Funds' Prospectuses, the net asset value of shares or class of shares of each Fund of the Company is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange ^(generally 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share of such Fund might be materially affected by changes in the value of the securities held, but only if on such day that Fund receives a request to purchase or redeem shares. Net asset value per share is not calculated on days the New York Stock
Exchange is closed,  such as federal holidays,  including New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day, Thanksgiving, and Christmas.








     The net asset value per share or class of shares of each Fund is calculated by dividing  the value of all  securities  held by the Fund and its other assets
(including  dividends  and  interest  accrued  but  not  collected),   less  the
liabilities of the Fund or class (including accrued expenses),  by the number of outstanding  shares of the Fund.  ^  Securities  traded on  national  securities exchanges,  the NASDAQ National  Market System,  the NASDAQ Small Cap market and foreign markets are valued at their last sale prices on the exchanges or markets
where  such  securities  are  primarily   traded.   Securities   traded  in  the
over-the-counter market for which last sale prices are not available, and listed securities for which no sales were reported on a particular  date, are valued at their highest  closing bid prices (or, for debt  securities,  yield  equivalents thereof)  obtained from one or more dealers making markets for such  securities.
If market quotations are not readily available,  securities or other assets will be valued at their fair  values as  determined  in good  faith by the  Company's board of directors or pursuant to procedures  adopted by the board of directors.
The above  procedures  may include the use of valuations  furnished by a pricing
service   which   employs  a  matrix  to   determine   valuations   for   normal
institutional-size  trading  units  of debt  securities.  Prior to  utilizing  a pricing  service,  the Company's board of directors  reviews the methods used by such  service  to assure  itself  that  securities  will be valued at their fair values. The Company's board of directors also periodically  monitors the methods used by such pricing services.  Debt securities with remaining  maturities of 60 days or less at the time of purchase are normally valued at amortized cost.

     The ^ values of securities and other assets held by each Fund used in computing net asset value generally are determined as of the time regular trading in such securities or assets is completed each day. Because regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Funds' net asset value. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service.


FUND PERFORMANCE


     As discussed in the Funds' Prospectuses, the Company advertises the total return performance of the Funds. The total return performance for the Capital
Goods,  Communications,  European Small Company,  Latin American  Growth,  Asian
Growth and Realty Funds for the fiscal year or period ended July 31, ^ 1998, were as follows:







        Fund                                 One Year               Life of Fund
        ----                                 --------               ------------
        Capital Goods Fund^(1)                (2.06)%                      9.91%
        Communications Fund^(1)                36.79%                     26.98%
        European Small Company Fund^(2)        24.15%                     23.75%
        Latin American Growth Fund^(2)       (30.64)%                      9.78%
        ^ Asian Growth Fund(3)               (62.16)%                   (29.40)%
        ^ Realty Fund(4)                      (6.49)%                      3.10%
        ^ S&P 500 Index Fund(5)
              - Class I~                          N/A                     32.98%
              - Class II(5)~                      N/A                     34.94%

(1)Commencement of Operations: August 1, 1994
^(2)Commencement of Operations: February 15, 1995
^(3)Commencement of Operations: March 1, 1996
^(4)Commencement of Operations: January 2, 1997
(5)Commencement of Operations: December 23, 1997
~Annualized


     Average annual total return performance is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T) exponent n = ERV

where:            P = initial payment of $1000
                  T = average annual total return
                  n = number of years
                  ERV = ending redeemable value of initial payment


     The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period shown.


     In conjunction with performance reports, comparative data between the Funds' performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

     From time to time, evaluations of performance made by independent sources may also be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

         American Association of Individual Investors' Journal
         Banxquote
         Barron's
         Business Week
         CDA Investment Technologies
         CNBC
         CNN
         Consumer Digest
         Financial Times
         Financial World
         Forbes
         Fortune
         Ibbotson Associates, Inc.
         Institutional Investor





         Investment Company Data, Inc.
         Investor's Business Daily
         Kiplinger's Personal Finance
         Lipper Analytical Services, Inc.'s Mutual Fund
           Performance Analysis
         Money
         Morningstar
         Mutual Fund Forecaster
         No-Load Analyst
         No-Load Fund X
         Personal Investor
         Smart Money
         The New York Times
         The No-Load Fund Investor
         U.S. News and World Report
         United Mutual Fund Selector
         USA Today
         Wall Street Journal
         Wiesenberger Investment Companies Services
         Working Woman
         Worth

SERVICES PROVIDED BY THE FUNDS

     Periodic  Withdrawal  Plan. As described in the Funds'  Prospectuses,  each
Fund offers a Periodic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this Plan are reinvested in additional shares. Because withdrawal payments represent the proceeds from sales of shares, the amount of shareholders' investments in a Fund will be reduced to the extent that withdrawal payments exceed dividends and other distributions paid and reinvested. Any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 20th day of each month preceding payment and payments will be mailed within five business days thereafter.

     The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under the Periodic Withdrawal Plan do not represent income or a return on investment.


     Participation in the Periodic Withdrawal Plan may be terminated at any time by sending a written request to ^ INVESCO. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless the shareholder requests otherwise.

     Exchange Policy. As discussed in the Funds' Prospectuses, the Funds offer shareholders the ability to exchange shares of the Funds for shares of another fund or for shares of certain other no-load mutual funds advised by ^ INVESCO.
Exchange  requests may be made either by  telephone  or by written  request to ^
INVESCO, using the telephone number or address on the cover of this Statement of Additional Information. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that have established a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements. Any gain or loss realized on such an exchange is recognized for federal income tax purposes. This
^ ability is not an option or right to purchase securities^ and is not available in any state or other jurisdiction where the shares of the mutual fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.








TAX-DEFERRED RETIREMENT PLANS


     As described in the Funds' Prospectuses, shares of a Fund may be purchased as the investment medium for various tax-deferred retirement plans. Persons who request information regarding these plans from ^ INVESCO will be provided with prototype documents and other supporting information regarding the type of plan requested. Each of these plans involves a long-term commitment of assets and is subject to possible regulatory penalties for excess contributions, premature distributions or for insufficient distributions after age 70-1/2. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or other tax adviser prior to the establishment of such a plan.


HOW TO REDEEM SHARES

     Normally, payments for shares redeemed will be mailed within seven (7) days following receipt of the required documents as described in the Funds'
Prospectuses. The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) the SEC by order so permits.


     The Company has authorized one or more brokers to accept  redemption orders
on  the  Funds'  behalf.   Such  brokers  are  authorized  to  designate   other
intermediaries  to accept redemption orders on the Funds' behalf. A Fund will be deemed to have  received a  redemption  order when an  authorized  broker or, if applicable,  a broker's  authorized  designee,  accepts the order.  A redemption order will be priced at a Fund's Net Asset Value next calculated after the order has been accepted by an authorized broker or the broker's authorized designee.


     It is possible that in the future conditions may exist which would, in the opinion of the Company's investment adviser, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the investment adviser may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any three-month period. Securities delivered in payment of redemptions are selected entirely by the investment adviser based on what is in the best interests of the Fund and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.







DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES


     Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"). Each Fund so qualified for the taxable year ended July 31, ^ 1998, and intends to continue to qualify during its current taxable year. As a result, ^ it is anticipated that none of the ^
Funds will pay ^ federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes.


     Dividends paid by each Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are, for federal income tax purposes, taxable as ordinary income to shareholders. After the end of each calendar year, each Fund sends shareholders information regarding the amount and character of dividends paid in the year.


     Distributions by each Fund of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are, for federal income tax purposes, taxable to the shareholder as long-term capital gains regardless how long a shareholder has held shares of the Fund. Long-term gains realized between May 7, 1997 and July 8, 1997 on the sale of securities held for more than 12 months are taxable at a maximum rate of 20% (depending on the shareholders' marginal tax rate).^ Long-term gains realized between July 29, 1997 and December
31, 1997 on the sale of securities held for more than one year but not for more than 18 months are taxable at ^ the maximum rate of 28% (depending on the shareholder's marginal tax rate). Long-term gains realized between July 29, 1997 and December 31, 1997 on the sale of securities held for more than 18 months are taxable at a maximum rate of 20% (depending on the shareholder's marginal tax rate). Beginning January 1, 1998, the IRS Restructuring and Reform Act of 1998, signed into law on July 24, 1998, lowers the holding period for long-term capital gains entitled to the 20% capital gains tax rate from 18 months to 12 months. Accordingly, all long-term gains realized after December 31, 1997 on the sale of securities held for more than 12 months will be taxable at a maximum rate of 20%. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders. Shareholders should consult their tax ^ adviser as to the effect of ^ distributions by a Fund
^.

     All dividends and other distributions are regarded as taxable to the investor, regardless whether such dividends and distributions are reinvested in additional shares of one of the ^ Funds or another fund in the INVESCO group.
The net asset value of Fund shares reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If the net asset value of Fund shares were reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. If shares are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gains (or increase any ^ loss) for tax purposes on any subsequent redemption of shares ^.

     ^ INVESCO may provide shareholders of the Funds with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by ^ INVESCO will be computed using the single-category average cost method, although neither ^ INVESCO nor a Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a shareholder has reported gains or losses with respect to shares a Fund in past years, the shareholder must continue to use the cost basis method previously used unless the shareholder applies to the IRS for permission to change the method.


     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on those shares.

     Each Fund will be subject to a non-deductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of it ordinary income for that year and net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Foreign taxes withheld will be treated as an expense of the Fund.


     Each  Fund,  except  the S&P 500  Index  Fund,  may  invest in the stock of
"passive  foreign  investment  companies"   ("PFICs").   A  PFIC  is  a  foreign
corporation  (other than a controlled  foreign  corporation)  that,  in general, meets  either of the  following  tests:  (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, ^ a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock  (collectively
"PFIC  income"),  plus interest  thereon,  even if a Fund  distributes  the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income
will  be  included  in  the  Fund's  investment   company  taxable  income  and,
accordingly,  will  not be  taxable  to a Fund  to the  extent  that  income  is distributed to its shareholders.


     Each   Fund  may  elect  to   "mark-to-market"   its  stock  in  any  PFIC.
Marking-to-market,  in this context, means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over a Fund's adjusted tax basis therein as of the end of that year. Once the election has been made, a Fund also will be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the end of the year, but only to the extent of any net mark-to-market gains with respect to that PFIC stock included by a Fund for prior taxable years. A Fund's adjusted tax basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

     Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time each Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

     Shareholders  should  consult  their own tax  advisers  regarding  specific
questions  as  to  federal,   state  and  local  taxes.   Dividends   and  other
distributions  generally  will be subject to  applicable  state and local taxes.
Qualification  as a  regulated  investment  company  under the Code for  federal income tax purposes  does not entail  government  supervision  of  management or investment policies.

INVESTMENT PRACTICES


     Portfolio Turnover. There are no fixed limitations regarding the portfolio turnover of the Funds. Brokerage costs to these Funds are commensurate with the rate of portfolio activity. Portfolio turnover rates for the fiscal years ended
July 31, 1998, 1997^ and 1996 ^ were 219%, 192%^ and 247% ^,  respectively,  for the Worldwide Capital Goods Fund; 55%, 96% and ^ 157% ^,  respectively,  for the
Worldwide Communications Fund; 98%, 87% and 141%, respectively, for the European
Small Company Fund; and 33%, 72% and 29%,  respectively,  for the Latin American
Growth Fund. Portfolio turnover rates for the fiscal years ended July 31, ^ 1998 and 1997 and the period March 1, 1996 (inception) through July 31, 1996 for the
Asian Growth Fund were ^ 141%, 161% and 2%, respectively. For the fiscal year ended July 31, 1998 and the period January 1, 1997 (commencement of operations) through July 31, 1997, the portfolio turnover rates for the Realty Fund were 258% and 70%, respectively. For the period ^ December 23, 1997 (commencement of operations) through July 31, ^ 1998, the portfolio turnover rate for the ^ S&P
500 Index Fund was 0%. Portfolio Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998. The higher portfolio turnover rate for the Worldwide Capital Goods Fund was primarily due to a repositioning of the Fund's portfolio. The high portfolio turnover rate for the Realty Fund was primarily due to the increase in the size of the Fund. In computing portfolio turnover rates, all investments with maturities or expiration dates at the time of acquisition of one year or less are excluded. Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year.


     Placement  of  Portfolio  Brokerage.  Either ^  INVESCO,  as the  Company's
investment  adviser,  or ^ IAML,  INVESCO Asia, IRAI or World, as certain of the
Funds' sub-advisers,  places orders for the purchase and sale of securities with brokers and dealers based upon ^ INVESCO's,  IAML's,  INVESCO Asia's,  IRAI's or
World's  evaluation  of such ^ brokers' and dealers'  financial  responsibility, subject to their ability to effect  transactions  at the best available  prices.
Fund Management evaluates the overall reasonableness of brokerage commissions or underwriting  discounts (the difference  between the full  acquisition  price to acquire the new offering and the discount offered to members of the underwriting syndicate)  paid by reviewing the quality of executions  obtained on each Fund's portfolio transactions, viewed in terms of the size of transactions,  prevailing market  conditions in the security  purchased or sold, and general  economic and market  conditions.  In  seeking to ensure  that any  commissions  or  discounts charged the Funds are consistent  with  prevailing  and reasonable  commissions, each Fund's adviser or  sub-adviser,  if  applicable,  also endeavors to monitor
brokerage  industry  practices  with  regard  to  the  commissions   charged  by
broker-dealers  on  transactions  effected  for other  comparable  institutional investors.  While each  Fund's  adviser or  sub-adviser,  if  applicable,  seeks reasonably  competitive  rates,  the  Funds do not  necessarily  pay the  lowest commission, spread or discount available.


     Consistent with the standard of seeking to obtain the best execution on portfolio transactions, Fund Management may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to Fund Management in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by Fund Management in servicing all of their respective accounts and not all such services may be used by Fund Management in connection with the Funds.

     In recognition of the value of the above-described brokerage and research services provided by certain brokers, Fund Management, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of transactions for the Funds on which the commissions are in excess of those which other brokers might have charged for effecting the same transactions.


     Portfolio transactions may be effected through qualified ^ brokers and dealers that recommend the Funds to their clients or that act as agent in the purchase of any of the Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, the Company's adviser may consider the sale of Fund shares by a broker or dealer in selecting among qualified ^ brokers and dealers.







     Certain financial institutions (including brokers who may sell shares of the Funds, or affiliates of such brokers) are paid a fee (the "Services Fee") for recordkeeping, shareholder communications and other services provided by the brokers to investors purchasing shares of the Funds through no transaction fee programs ("NTF Programs") offered by the financial institution or its ^ affiliated broker (an "NTF Program Sponsor"). The Services Fee is based on the average daily value of the investments in each Fund made in the name of such NTF
Program Sponsor and held in omnibus accounts maintained on behalf of investors participating in the NTF Program. With respect to certain NTF Programs, the directors of the Company have authorized the Funds to apply dollars generated from the Company's Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the entire Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. With respect to other NTF
Programs, the Company's directors have authorized the Funds to pay transfer agency fees to ^ INVESCO based on the number of investors who have beneficial interests in the NTF Program Sponsor's omnibus accounts in the Funds. ^ INVESCO, in turn, pays these transfer agency fees to the NTF Program Sponsor as a sub-transfer agency or recordkeeping fee in payment of all or a portion of the Services Fee. In the event that the sub-transfer agency or recordkeeping fee is insufficient to pay all of the Services Fee with respect to these NTF Programs, the directors of the Company have authorized the Company to apply dollars generated from the Plan to pay the remainder of the Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. ^ INVESCO itself pays the portion of each Fund's Services Fee, if any, that exceeds the sum of the sub-transfer agency or recordkeeping fee and Rule 12b-1 fee. The Company's directors have further authorized ^ INVESCO to place a portion of each Fund's brokerage transactions with certain NTF Program Sponsors or their affiliated brokers, if ^
INVESCO reasonably believes that, in effecting the Fund's transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by such a broker from executing portfolio transactions on behalf of the Funds may be credited by the NTF Program Sponsor against its Services Fee. Such credit shall be applied first against any sub-transfer agency or recordkeeping fee payable with respect to the Funds, and second against any Rule 12b-1 fees used to pay a portion of the Services Fee, on a basis which has resulted from negotiations between ^ INVESCO or IDI and the NTF Program Sponsor. Thus, the Funds pay sub-transfer agency or recordkeeping fees to the NTF Program Sponsor in payment of the Services Fee only to the extent that such fees are not offset by a Fund's credits. In the event that the transfer agency fee paid by the Funds to ^
INVESCO with respect to investors who have beneficial  interests in a particular
NTF Program Sponsor's omnibus accounts in a Fund exceeds the Services Fee applicable to the Fund, after application of credits, ^ INVESCO may carry forward the excess and apply it to future Services Fees payable to that NTF
Program Sponsor with respect to a Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustment by ^ INVESCO prior to each fiscal year-end of the Funds. The Company's board of directors has also authorized the Funds to pay to IDI the full Rule 12b-1 fees contemplated by the Plan ^ for expenses incurred by IDI in engaging in the activities and providing the services on behalf of the Funds contemplated by the Plan, subject to the maximum Rule 12b-1 fee permitted by the Plan, notwithstanding that credits have been applied to reduce the portion of the 12b-1 fee that would have been used to compensate IDI for payments to such NTF Program Sponsor absent such credits.

     The aggregate amount of brokerage commissions paid for the fiscal years ended July 31, 1998, 1997^ and 1996 ^ were $409,666, $109,449^ and $141,314 ^, respectively, for the Worldwide Capital Goods Fund ^; $1,506,116,  $397,609^ and
$239,095  ^ for the  Worldwide  Communications  Fund^;  $104,573,  $479,539  and
$417,140,  respectively,  for the  European  Small  Company  Fund  ^;  $187,853,
$400,001^ and $102,029 ^, respectively, for the Latin American Growth Fund. The aggregate amount of brokerage commission paid for the fiscal ^ years ended July
31, 1998 and 1997 and the period March 1, 1996 (inception) through July 31, 1996 for the Asian Growth Fund was $74,318, $341,623 and $105,714, respectively. The aggregate amount of brokerage commissions paid for the fiscal year ended July
31, 1998 and the period January 2, 1997 (commencement of operations) through July 31, 1997 for the Realty Fund ^ were $315,807 and $182,397. The aggregate amount of brokerage commissions paid for the period December 23, 1997 through July 31, 1998 for the S&P Fund was $0. For the fiscal years ended July 31, 1998,
1997^ and 1996 ^, brokers providing research services received commissions on portfolio transactions of $80,403, $23,278^ and $32,164 ^, respectively, for the Worldwide Capital Goods Fund ^ $290,690, $75,818^ and $64,810 ^, respectively, for the Worldwide Communications Fund; $0, $0 and $0, respectively, for the European Small Company Fund; and $0, $0, and $0, respectively, for the Latin
American Growth Fund. For the fiscal years ended July 31, 1998 and 1997 ^ and the period ^ March 1, 1996 (inception) through July 31, ^ 1996, brokers providing research services received commissions on portfolio transactions of $0, ^ $0 and $0 for the Asian Growth Fund. For the fiscal year ended July 31, ^
1998 and the period January ^ 1, 1997 (commencement of operations)  through July
31, 1997, brokers providing research services received commissions on portfolio transactions of $600 and $0 for the Realty Fund. For the period December 23, 1997 (commencement of operations) through July 31, 1998, brokers providing research services received no commissions on portfolio transactions of the S&P
500 Index Fund. The aggregate amount of such portfolio transactions was $36,685,259, $11,523,672^ and $15,731,437 ^, respectively, for the Worldwide
Capital Goods Fund; $147,183,683,  $36,516,217^ and $27,956,526 ^, respectively, for the Worldwide  Communications Fund; $0, ^ $0 and $0,  respectively,  for the
European  Small Company Fund; and $0, ^ $0 and $0,  respectively,  for the Latin
American Growth Fund. For the fiscal ^ years ended July 31, 1998 and 1997 and the period March 1, 1996 (inception) through July 31, 1996, the aggregate amount of such portfolio transactions was $0, $0 and $0, respectively, for Asian Growth
Fund.  For the fiscal  year ended July 31,  1998 and the period  January 2, 1997
(commencement of operations) through July 31, 1997, the aggregate amount of such portfolio transactions for the Realty Fund were $269,413 and $0. For the period
December 23, 1997  (commencement  of  operations)  through  July 31,  1998,  the aggregate amount of such portfolio transactions for the S&P 500 Index Fund was $0. For the fiscal year ended July 31, ^ 1998, the Worldwide Capital Goods,
Worldwide Communications, European Small Company, Latin American Growth ^, Asian
Growth, Realty and S&P 500 Index Funds paid ^ $0, $162, $0, $0, $0, $0 and $0, respectively, as compensation to brokers for the sales of shares of the Funds.



         ^ At July 31, 1998, the Funds held securities of their regular brokers or dealers, or their parent companies, as follows:



                                                                        Value of
                                                                      Securities
Fund                      Broker or Dealer                          at ^ 7/31/98
----                      ----------------                          ------------
Capital Goods Fund        State Street Bank & ^ Trust                     ^ $668

Communications Fund       State Street Bank & ^ Trust                  ^ $28,957

Latin American            ^ State Street Bank & Trust                       $553
     ^ Growth Fund

Asian Growth Fund         State Street Bank ^ & Trust                     $2,442

^ Realty Fund             State Street Bank & Trust                         $400

^ S&P 500 Index Fund      State Street Bank & Trust                       $1,907
                          J. P. Morgan & Co.                                 $39
                          Bear Stearns                                       $11
                          Lehman Brothers Holdings                            $7
                          Merrill Lynch Pierce                               $51
                          Morgan Stanley Dean Witter                        $104

     Neither INVESCO, IAML, INVESCO Asia, IRAI nor World receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between ^ INVESCO ^ IAML, INVESCO Asia, IRAI and World, or any person affiliated with ^ INVESCO ^, IAML, INVESCO Asia, IRAI and World, or the
Funds and any broker or dealer that executes transactions for the Funds.


ADDITIONAL INFORMATION


     Common Stock. The Company has 800,000,000 authorized shares of common stock with a par  value  of $0.01  per  share.  Of the  Company's  authorized  shares,
100,000,000   shares  have  been   allocated  to  each  of  the  Capital  Goods,
Communications,  European Small Company, Latin American Growth, Asian Growth and
Realty Funds,  and  200,000,000  shares have been allocated to the S&P 500 Index
Fund --100,000,000 to each class. As of July 31, ^ 1998, 1,172,201 shares of the
Capital Goods Fund, ^ 14,114,148 shares of the Communications  Fund, ^ 4,567,442 shares of the  European  Small  Company  Fund,  ^ 3,105,195  shares of the Latin
American  Growth Fund, ^ 3,622,146  shares of the Asian Growth Fund, ^ 2,573,024 shares  of the  Realty  Fund ^,  271,329  shares of Class I of the S&P 500 Index
Fund^  and  1,241,163  shares  of  Class  II of the  S&P  500  Index  Fund  were outstanding.  The board of directors has the  authority to designate  additional series of common stock  without  seeking the approval of  shareholders,  and may classify and reclassify any authorized but unissued shares.






     Shares of each series represent the interests of the shareholders of such series or class of series in a particular portfolio of investments of the Company. Each series or class of series of the Company's shares is preferred over all other series or classes of series with respect to the assets specifically allocated to that series or class, and all income, earnings, profits and proceeds from such assets, subject only to the rights of creditors, are allocated to shares of that series or class. The assets of each series or class are segregated on the books of account and are charged with the liabilities of that series or class of series and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company, and these items are allocated among series and classes in a manner deemed by the board of directors to be fair and equitable. Generally, such allocation will be made based upon the relative total net assets of each series or class. In the unlikely event that a liability allocable to one series or class exceeds the assets belonging to the series or class, all or a portion of such liability may have to be borne by the holders of shares of the Company's other series or class.


     All Fund shares, regardless of series, have equal voting rights. Voting with respect to certain matters, such as ratification of independent accountants or election of directors, will be by all series of the Company. When not all series or classes are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the series or class affected by the matter may be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation, or retirement.
Directors may appoint their own successors, provided that always at least a majority of the directors have been elected by the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.

     Principal Shareholders. As of ^ August 31, 1998, the following entities held more than 5% of the Funds' outstanding equity securities.


                                           Amount and Nature             Percent
Name and Address                             of Ownership               of Class
----------------                           -----------------            --------
INVESCO Worldwide
Capital Goods Fund
------------------

Charles Schwab & Co. Inc.                     ^ 219,962.4520              20.80%






Special Custody Acct. for the
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104


^


INVESCO Worldwide
Communications Fund
-------------------

Charles Schwab & Co. Inc.                   ^ 3,021,442.1000              23.09%
Special Custody Acct. for the
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104



Nat'l Financial Services Corp.                  850,591.9900               6.50%
The Exclusive Benefit of Cust.
One World Financial Center
200 Liberty Street 5th Floor
Attn: Kate Recon
New York, NY 10281-5500








INVESCO European
Small Company Fund
------------------

Charles Schwab & Co. Inc.                   ^ 1,260,273.8250              31.76%
Special Custody Acct. for the
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104



^ Nat'l Financial Services Corp.                283,814.1440               7.15%
The Exclusive Benefit of Cust.
One World Financial Center
200 Liberty Street 5th Floor
Attn: Kate Recon
New York, NY 10281-5500


INVESCO Latin American Growth Fund
----------------------------------

Charles Schwab & Co. Inc.                   ^ 1,088,001.4410              38.49%
Special Custody Acct. for the
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104


INVESCO Asian Growth Fund
-------------------------

Charles Schwab & Co. Inc.                     ^ 955,967.5380              27.11%
Special Custody Acct. for the
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA  94104


INVESCO Realty Fund
-------------------

Charles Schwab & Co. Inc.                     ^ 467,235.9840              18.51%
Special Custody Acct. for the
Exclusive Benefit of Customers

101 Montgomery St.
San Francisco, CA  94104


INVESCO S&P 500 Index Fund
Class I
--------------------------
INVESCO Trust Co. Cust.                         119,931.9630              43.20%
Right Choice Mgd. Care Inc.
Supp Exec Retirement Plan
1831 Chestnut St.
St. Louis, MO 63103-2231

Ronald L. Grooms                                 53,571.9560              19.30%
7800 E. Union Ave. #800
Denver, CO 80237-2715









David Backstrom                                  32,943.3320              11.87%
12630 Gift Rd.
Bridgeton, MO 63044-1413

James V. Johnson                                 20,414.5710               7.35%
Evelyn L. Johnson Co-Trs
Johnson Living Trust
UA 10/23/96
4700 Aberfeldy Rd.
Reno, NV 89509-0943

INVESCO S&P 500 Index Fund
Class II
--------------------------
Harvey Manes                                     83,611.6490               5.54%
256 N. Wellwood Ave.
Lindenhurst, NY 11757-3758

     Independent  Accountants.  ^  PricewaterhouseCoopers  LLP, 950  Seventeenth
Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.

     Custodian.  State  Street Bank and Trust  Company,  P.O.  Box 351,  Boston,
Massachusetts, has been designated as custodian of the cash and investment securities of the Company. The bank is also responsible for, among other things, receipt and delivery of the investment securities of the Company's Funds in accordance with procedures and conditions specified in the custody agreement.
Under the contract with the Company, the custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Company to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and foreign securities depositories.


     Transfer Agent. The Company is provided with transfer agent, registrar and dividend disbursing agent services by INVESCO Funds Group, Inc., 7800 E. Union
Avenue, Denver, Colorado 80237, pursuant to the Transfer Agency Agreement described herein. Such services include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

     Reports to  Shareholders.  The  Company's  fiscal year ends on July 31. The
Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

     Legal Counsel. The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire &
Gorrell LLP, Denver, Colorado, acts as special counsel to the Company.


     Financial  Statements.  The audited financial  statements for the Worldwide
Communications,  Worldwide  Capital  Goods,  European  Small  Company  ^,  Latin









American  Growth ^, Asian Growth and Realty Funds for the fiscal year ended July
31, ^ 1998 and for the ^ S&P 500  Index  Fund for the  period  ended  July 31, ^
1998, and the notes thereto, and the report of ^ PricewaterhouseCoopers LLP with respect to such financial statements, are incorporated by reference from the Company's Annual Report to Shareholders for the fiscal ^ year ended July 31, ^
1998.

     ^ Prospectuses. The Company will furnish, without charge, a copy of any Fund's Prospectus upon request. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.


     Registration Statement. This Statement of Additional Information and the related Prospectuses do not contain all of the information set forth in the Registration Statement the Company has filed with the Securities and Exchange
Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.






APPENDIX A

DESCRIPTION OF FUTURES AND OPTIONS CONTRACTS

Options on Securities

     An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost.
The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

     Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option.
Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.


     Options on securities are traded on national securities exchanges,  such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated  by the  Securities  and  Exchange  Commission.  The Options  Clearing
Corporation   ("OCC")   guarantees   the   performance   of  each  party  to  an
exchange-traded  option,  by in effect  taking  the  opposite  side of each such option. A holder or writer may engage in transactions in exchange-traded options on  securities  and options on indices of  securities  only through a registered broker/dealer which is a member of the exchange on which the option is traded.


     An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series.
Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Funds would have to exercise the option in order to realize any profit. This would result in the





Funds incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If these Funds as covered call option writers are unable to effect a closing purchase transaction in a secondary market, unless the Funds are required to deliver the securities pursuant to the assignment of an exercise notice, they will not be able to sell the underlying security until the option expires.


     Reasons  for the  potential  absence  of a liquid  secondary  market  on an exchange include the following:  (i) there may be insufficient  trading interest in certain options;  (ii)  restrictions may be imposed by an exchange on opening transactions or closing  transactions or both; (iii) trading halts,  suspensions or other  restrictions  may be imposed  with  respect to  particular  classes or
series  of  options  or  underlying  securities:   (iv)  unusual  or  unforeseen
circumstances may interrupt normal operations on an exchange; (v) the facilities of an  exchange  or a clearing  corporation  may not at all times be adequate to handle current trading volume or (vi) one or more exchanges  could, for economic or other reasons,  decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary  market on that exchange (or in the class or series of options)  would cease to exist,  although  outstanding  options on that exchange  which had been issued by a clearing  corporation  as a result of trades on that exchange  would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated  trading activity or other unforeseen  events might not,  at a  particular  time,  render  certain of the  facilities  of any of the clearing  corporations  inadequate and thereby  result in the  institution by an exchange of special  procedures which may interfere with the timely execution of customers' orders.  However,  the ^ OCC, based on forecasts provided by the U.S.
exchanges,  believes  that its  facilities  are adequate to handle the volume of reasonably  anticipated  options  transactions,  and such exchanges have advised such  clearing  corporation  that they  believe  their  facilities  will also be adequate to handle reasonably anticipated volume.

     In addition, options on securities may be traded over-the-counter ("OTC") through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with Company on behalf of the Funds. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Funds and the transacting dealer, without the intermediation of a third party such as the OCC.
If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Funds would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.







Futures Contracts


     A ^ futures  contract is a bilateral  agreement  providing for the purchase and sale of a  specified  type and amount of a financial  instrument  or foreign currency,  or for the making and  acceptance of a cash  settlement,  at a stated
time in the future, for a fixed price. By its terms, a Futures Contract provides for a  specified  settlement  date on  which,  in the  case of the  majority  of
interest  rate  and  foreign  currency  futures  contracts,   the  fixed  income
securities or currency  underlying  the contract are delivered by the seller and paid for by the  purchaser,  or on  which,  in the case of stock  index  futures contracts and certain interest rate and foreign currency futures contracts,  the difference  between the price at which the  contract  was  entered  into and the contract's  closing  value is settled  between the purchaser and seller in cash.
Futures  Contracts  differ from options in that they are  bilateral  agreements, with both the  purchaser  and the  seller  equally  obligated  to  complete  the transaction.  In addition,  Futures  Contracts call for  settlement  only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a ^ futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the ^ futures contract fluctuates, making positions in the ^ futures contract more or less valuable, a process known as "marking to market."

     A ^ futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a ^ futures contract, by in effect taking the opposite side of such Contract. At any time prior to the expiration of a ^ futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

     Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury ^ bonds, Treasury ^ notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury ^ bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

Options on Futures Contracts


     An ^ option on a ^ futures contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying ^ futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date.
Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of ^ futures contracts, such as payment of variation margin deposits. In addition, the writer of an Option on a ^ futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     A position in an ^ option on a ^ futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     An option, whether based on a ^ futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.








APPENDIX B

BOND RATINGS

     The following is a description of the Moody's and S&P bond rating categories:

Moody's Corporate Bond Ratings

     Aaa - Bonds rated Aaa are judged to be of the best quality.  They carry the
smallest   degree  of  investment   risk  and  are  generally   referred  to  as
"gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various  protective  elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds  rated Aa are  judged to be of high  quality  by all  standards.
Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.






S&P Corporate Bond Ratings

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.






                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements:
                                                                      Page in
                                                                      Prospectus
                                                                      ----------

                           (1)      Financial  statements and
                                    schedules included
                                    in ^ the Prospectuses
                                    (Part A):

                                    Financial   Highlights                9
                                    for  the  Worldwide
                                    Capital Goods and
                                    Worldwide  Communications
                                    Funds  for  each of the ^
                                    four  years  ended
                                    July 31, ^ 1998.

                                    Financial  Highlights for            43
                                    the European Small
                                    Company  Fund for each of
                                    the ^ three  years
                                    ended   July  31,  ^  1998
                                    and  the  period
                                    February   15,   1995
                                    ^(commencement   of
                                    operations) through July
                                    31, 1995.

                                    Financial  Highlights for            74
                                    the Latin American
                                    Growth  Fund for  each of
                                    the ^ three  years
                                    ended   July  31,  ^  1998
                                    and  the  period
                                    February   15,   1995
                                    ^(commencement   of
                                    operations) through July 31,
                                    1995.

                                    Financial  Highlights  for          111
                                    the Asian  Growth
                                    Fund for each of the ^ two
                                    years  ended July
                                    31, ^ 1998  and the  period
                                    March  1,  1996
                                    (commencement  of  operations)
                                    through July 31, 1996.

                                    Financial Highlights for            144
                                    the Realty Fund for
                                    the fiscal  year ended
                                    July 31, 1998 and the
                                    period  January  1,  1997
                                    (commencement  of
                                    operations) through July
                                    31, 1997.






                                    Financial  Highlights  for          178
                                    the S&P 500 Index
                                    Fund  for  the  period
                                    December  23,  1997
                                    (commencement  of  operations)
                                    through July 31, 1998.


                                                                      Page in
                                                                      Statement
                                                                      of Addi-
                                                                      tional In-
                                                                      formation
                                                                      ----------




                           (2)      The following financial
                                    statements for the Worldwide
                                    Communications, Worldwide
                                    Capital Goods, European Small
                                    Company, Latin American
                                    Growth, Asian Growth ^, Realty
                                    and S&P 500 Index Funds and
                                    the notes thereto for the year
                                    or period ended July 31, ^
                                    1998, and the report of ^
                                    PricewaterhouseCoopers LLP
                                    with respect to such financial
                                    statements, are incorporated
                                    herein by reference from the
                                    Company's Annual Report to
                                    Shareholders for the fiscal
                                    year or period ended July 31,
                                    ^ 1998:  Statement of
                                    Investment Securities as of
                                    July 31, ^ 1998; Statement of
                                    Assets and Liabilities as of
                                    July 31, ^ 1998; Statement of
                                    Operations for the year or
                                    period ended July 31, ^ 1998
                                    for the European Small
                                    Company, Latin American
                                    Growth, Worldwide Capital
                                    Goods, Worldwide
                                    Communications ^, Statement of
                                    Changes in Net Assets for the
                                    two years in the period ended
                                    July 31, ^ 1998 for the
                                    Worldwide Capital Goods,
                                    Worldwide Communications,
                                    European Small Company ^,
                                    Latin American Growth ^ and
                                    Asian Growth Funds, and for
                                    the year ended July 31, ^ 1998
                                    and the period ended July 31,
                                    ^ 1997 for the ^ Realty Fund;
                                    and the period ended July 31,
                                    ^ 1998 for the ^ S&P 500 Index
                                    Fund; and Financial Highlights
                                    for the year ended July 31,
                                    1998, July 31, 1997, July 31,
                                    1996 and July 31, 1995 for the
                                    Worldwide Capital Goods and
                                    Worldwide Communications
                                    Funds; for the ^ year ended
                                    July 31, 1998, July 31, 1997,
                                    July 31, 1996 and the period







                                    ended July 31, 1995 for the
                                    European  Small
                                    Company and Latin American
                                    Growth Funds; for
                                    the ^ fiscal  years  ended
                                    July 31, 1998 and
                                    July 31, 1997 and the period
                                    ended July 31, 1996 for the
                                    Asian  Growth  Fund ^; for the
                                    fiscal  year  ended  July
                                    31,  1998 and the
                                    period  ended  July 31,
                                    1997 for the Realty
                                    Fund and for the period
                                    ended July 31, 1998
                                    for the S&P 500 Index Fund.


                           (3)      Financial statements and
                                    schedules included in Part C:

                                    None

                  (b)      Exhibits:

                           (1)      (a) Articles of Incorporation
                                    (Charter).(3)

                                    (b) Articles Supplementary to
                                    the Company's Articles of
                                    Incorporation dated January 6,
                                    1995.(3)

                                    (c) Articles supplementary to
                                    the Company's Articles of
                                    Incorporation dated June 20,
                                    1995.(3)

                                    (d) Articles Supplementary to
                                    the Company's Articles of
                                    Incorporation dated November
                                    7, 1996.(4)

                                    (e) Articles Supplementary to
                                    the Company's Articles of
                                    Incorporation dated September
                                    25, 1997.(6)

                           (2)      Bylaws.(3)

                           (3)      Not applicable.

                           (4)      Not required to be filed on
                                    EDGAR.

                           (5)      (a) Investment Advisory
                                    Agreement Between Registrant
                                    and INVESCO Funds Group, Inc.
                                    dated February 28, 1997.(5)






                                            (i) Amendment to
                                            Investment Advisory
                                            Agreement dated October
                                            1, 1997.(6)


                                    (b)^ Sub-advisory Agreement
                                    between INVESCO Funds Group,
                                    Inc. and INVESCO Asia Ltd.
                                    dated February 28, 1997.(4)

                                    ^(c) Sub-advisory Agreement
                                    between INVESCO Funds Group,
                                    Inc. and INVESCO Asset
                                    Management Limited dated
                                    February 28, 1997.(4)

                                    ^(d) Sub-Advisory Agreement
                                    between INVESCO Funds Group,
                                    Inc. and INVESCO Realty
                                    Advisors dated February 28,
                                    1997.(4)



                                    ^(e) Sub-Advisory Agreement
                                    between INVESCO Funds Group,
                                    Inc. and World Asset
                                    Management.(6)


                           (6)      (a) Distribution Agreement
                                    Between Registrant and INVESCO
                                    Funds Group, Inc. dated
                                    February 28, 1997.(4)


                                    (b) Distribution Agreement
                                    Between Registrant and INVESCO
                                    Distributors, Inc. dated
                                    September 30, ^ 1997.(7)

                           (7)      (a) Defined Benefit Deferred
                                    Compensation Plan for
                                    Non-Interested Directors and
                                    Trustees.(4)

                                    (b) Form of Amended Defined
                                    Benefit Deferred Compensation
                                    Plan for Non-Interested
                                    Directors and Trustees.


                           (8)      Custody Agreement Between
                                    Registrant and State Street
                                    Bank and Trust Company dated
                                    May 2, 1994.(3)

                                    (a) Amendment to Custody
                                    Agreement dated October 25,
                                    1995.(3)

                                    (b) Data Access Services
                                    Addendum.(5)







                                    (c) Additional Fund Letter
                                    dated December 9, 1994.

                                    (d)  Additional  Fund  Letter
                                    dated May 19, 1997.

                                    (e)  Additional  Fund Letter
                                    dated July 23, 1998.


                           (9)      (a) Transfer Agency Agreement
                                    Between Registrant and INVESCO
                                    Funds Group, Inc. dated
                                    February 28, 1997.(4)

                                    (b) Administrative Services
                                    Agreement between Registrant
                                    and INVESCO Funds Group, Inc.
                                    dated February 28, 1997.(4)

                           (10)     Opinion and consent of counsel
                                    as to the legality of the
                                    securities being registered,
                                    indicating whether they will,
                                    when sold, be legally issued,
                                    fully paid and nonassessable
                                    dated May 18, 1994.(4)

                           (11)     Consent of Independent
                                    Accountants.

                           (12)     Not applicable.

                           (13)     Not applicable.

                           (14)     Copies   of   model   plans
                                    used   in  the
                                    establishment   of
                                    retirement   plans   as
                                    follows:


                                    ^(a) Nonstandardized Profit
                                    Sharing Plan;

                                    (b) Non-standardized Money
                                    Purchase Pension Plan;

                                    (c) Standardized Profit
                                    Sharing Plan Adoption
                                    Agreement;

                                    (d) Standardized Money
                                    Purchase Pension Plan;

                                    (e) Non-standardized 401(k)
                                    Plan Adoption Agreement;

                                    (f) Standardized 401(k) Paired
                                    Profit Sharing Plan;








                                    (g) Standardized Simplified
                                    Profit Sharing Plan;

                                    ^(h) Defined Contribution
                                    Master Plan & Trust
                                    Agreement^.


                           (15)     (a) Plan and Agreement of
                                    Distribution dated
                                    May 2, 1994  adopted
                                    pursuant to Rule 12b-1
                                    under the Investment Company
                                    Act of 1940.(1)

                                    (b) Amendment of Plan and
                                    Agreement of Distribution
                                    dated July 19, 1995.(1)

                                    (c) Amended Plan and Agreement
                                    of Distribution Pursuant to
                                    12b-1 dated January 1, 1997.(4)

                                    (d)   Amended   Plan   and
                                    Agreement   of
                                    Distribution   between  the
                                    Applicant  and
                                    INVESCO Distributors,  Inc.
                                    adopted pursuant
                                    to Rule 12b-1 under the
                                    Investment  Company
                                    Act of 1940 dated September
                                    30, 1997.

                           (16)     (a) Schedule for Computation
                                    of Performance Data for
                                    Worldwide Capital Goods Fund.(4)

                                    (b) Schedule for Computation
                                    of Performance Data for
                                    Worldwide Communications
                                    Fund.(4)


                                    (c) Schedule for Computation
                                    of Performance Data for
                                    European Small Company ^
                                    Fund.(7)

                                    (d) Schedule for Computation
                                    of Performance Data for Latin
                                    American Growth ^ Fund.(7)

                                    (e) Schedule for Computation
                                    of Performance Data for Asian
                                    Growth ^ Fund.(7)

                                    (f) Schedule for Computation
                                    of Performance Data for Realty
                                    Fund.(7)








                                    (g) Schedule for  Computation
                                    of Performance
                                    Data for S&P 500 Index Fund.

                           (17)     (a)  Financial  Data  Schedule
                                    for Worldwide Capital Goods
                                    Fund for the fiscal year ended
                                    July 31, ^ 1998.

                                    (b)  Financial  Data  Schedule
                                    for Worldwide Communications
                                    Fund  for  the  fiscal  year
                                    ended July 31, ^ 1998.

                                    (c)   Financial   Data  Schedule
                                    for  Latin American  Growth
                                    Fund for the  fiscal  year
                                    ended July 31, ^ 1998.

                                    (d)  Financial  Data  Schedule
                                    for European Small Company
                                    Fund for the fiscal year
                                    ended July 31, ^ 1998.

                                    (e) Financial Data Schedule
                                    for Asian Growth
                                    Fund for the  fiscal  year
                                    ended July 31, ^
                                    1998.

                                    (f) Financial  Data Schedule
                                    for Realty Fund
                                    for the ^ fiscal year
                                    ended July 31, 1997.

                                    (g)  Financial  Data  Schedule
                                    for  S&P 500
                                    Index Fund - Class I for
                                    the period December
                                    23, 1997 through July 31, 1998.

                                    (h)  Financial  Data  Schedule
                                    for  S&P 500
                                    Index   Fund  -  Class  II
                                    for  the  period
                                    December 23, 1997 through July
                                    31, 1998.

                           (18)     Plan   Pursuant  to  Rule
                                    18f-3  under  the
                                    Investment   Company  Act  of
                                    1940  by  the Registrant adopted
                                    by the Board of Directors
                                    May 16, ^ 1997.(7)
^---------------
     ^ (1)Previously filed on EDGAR with  Post-Effective  Amendment No. 6 to the
Registration Statement on August 30, 1995, and incorporated by reference herein.

     (2)Previously filed on EDGAR with  Post-Effective  Amendment No. ^ 9 to the
Registration Statement on ^ October 11, 1996, and incorporated by reference herein.








     ^ (3)Previously filed on EDGAR with Post-Effective Amendment No. ^ 10 to the Registration Statement on ^ November 22, 1996, and incorporated by reference herein.

     ^ (4)Previously filed on EDGAR with Post-Effective Amendment No. ^ 11 to the Registration Statement on ^ June 27, 1997, and incorporated by reference herein.

     ^ (5)Previously filed on EDGAR with Post-Effective Amendment No. ^ 12 to the Registration Statement on ^ July 16, 1997, and incorporated by reference herein.

     ^ (6)Previously filed on EDGAR with Post-Effective Amendment No. ^ 13 to the Registration Statement on ^ October 1, 1997, and incorporated by reference herein.

     ^(7)Previously filed on EDGAR with Post-Effective Amendment No. ^ 14 to the
Registration Statement on ^ November 24, 1997, and incorporated by reference herein.


Item 25.          Persons Controlled by or Under Common Control With
                  Registrant

                  No person is presently controlled by or under common control with Registrant.







Item 26.          Number of Holders of Securities


                                                             Number of Record
                                                             Holders as of
                  Title of Class                             ^ August 31, ^ 1998
                  --------------                             -------------------
                  INVESCO Worldwide Capital Goods Fund            ^ 2,305
                  INVESCO Worldwide Communications Fund          ^ 25,581
                  INVESCO European Small Company Fund             ^ 7,423
                  INVESCO Latin American Growth Fund              ^ 6,072
                  INVESCO Asian Growth Fund                       ^ 3,906
                  INVESCO Realty Fund                             ^ 4,384
                  INVESCO S&P 500 Index Fund - Class I                 22
                  INVESCO S&P 500 Index Fund - Class II             1,520


Item 27.          Indemnification

     Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.          Business and Other Connections of Investment Adviser

     See "The Funds and Their Management" in the Funds'  Prospectuses and in the
Statement of Additional Information for information regarding the business of the investment adviser.


     ^ Following are the names and principle occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO, and, during the past two fiscal years, have held positions with Institutional Trust Company d.b.a. INVESCO Trust
Company ("ITC"), an affiliate of INVESCO.









                                              Position
                                                with                   Principal Occupation and
     Name                                      Adviser                    Company Affiliation
     ----                                     --------                -------------------------------
Dan J. Hesser                                 Chairman                Chairman
                                              and                     INVESCO Funds Group, Inc.
                                              Director                7800 East Union Avenue
                                                                      Denver, CO 80237
Mark H. Williamson                            Officer &               President & Chief
                                              Director                Executive Officer
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237
William J. Galvin, Jr.                        Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237
Ronald L. Grooms                              Officer                 Senior Vice President &
                                                                      Treasurer
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Richard W. Healey                             Officer                 Senior Vice President
                                                                      INVESCO Funs Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237
Daniel B. Leonard                             Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Charles P. Mayer                              Officer &               Senior Vice President
                                              Director                INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Timothy J. Miller                             Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Donovan J. (Jerry) Paul                       Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Glen A. Payne                                 Officer                 Senior Vice President,
                                                                      Secretary & General
                                                                      Counsel
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237



                                              Position
                                                with                  Principal Occupation and
     Name                                      Adviser                   Company Affiliation
     ----                                     --------                ------------------------
John R. Schroer, II                           Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Ingeborg S. Cosby                             Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Elroy E. Frye, Jr.                            Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Linda J. Gieger                               Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Mark D. Greenberg                             Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Gerard F. Hallaren, Jr.                       Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Richard R. Hinderlie                          Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Thomas M. Hurley                              Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Patricia F. Johnston                          Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
James F. Lummanick                            Officer                 Vice President &
                                                                      Assistant General Counsel
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Thomas A. Mantone, Jr.                        Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237



                                              Position
                                                with                  Principal Occupation and
     Name                                      Adviser                  Company Affiliation
     ----                                     --------                ------------------------
Trent E. May                                  Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Frederick R. (Fritz)                          Officer                 Vice President
Meyer                                                                 INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Jeffrey G. Morris                             Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Laura M. Parsons                              Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Pamela J. Piro                                Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Gary L. Rulh                                  Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
John S. Segner                                Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Terri B. Smith                                Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Alan I. Watson                                Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Judy P. Wiese                                 Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237
Ronald C. Lively                              Officer                 Senior Regional Vice
                                                                      President
                                                                      INVESCO Funds Group, Inc.
                                                                      17406 Brown Road
                                                                      Odessa, FL 33556



                                              Position
                                                with                  Principal Occupation and
     Name                                      Adviser                  Company Affiliation
     ----                                     --------                ------------------------
Scott E. Stapley                              Officer                 Senior Regional Vice
                                                                      President
                                                                      INVESCO Funds Group, Inc.
                                                                      1615 Arch Bay Drive
                                                                      Newport Beach, CA 92660
David B. McElroy                              Officer                 Regional Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237
Ryland K. Pruett, Jr.                         Officer                 Regional Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      2337 Mirow Place
                                                                      Charlotte, NC 28270
Thomas H. Scanlan                             Officer                 Regional Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      12028 Edgepark Court
                                                                      Potomac, MD 20854
Michael D. Legoski                            Officer                 Assistant Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237
Stephen A. Moran                              Officer                 Assistant Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237
Donald R. Paddack                             Officer                 Assistant Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237
Kent T. Schmeckpeper                          Office                  Assistant Vice President
                                                                      Account Relationship
                                                                      Manager
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237
Tane' T. Tyler                                Officer                 Assistant Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237
Jeraldine E. Kraus                            Officer                 Assistant Secretary
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237


Item 29.          Principal Underwriters


                  (a)^     INVESCO Diversified Funds, Inc.
                           INVESCO Emerging Opportunity Funds, Inc.
                           INVESCO Equity Funds, Inc.

                           INVESCO Flexible Funds, Inc.
                           INVESCO Growth Fund, Inc.
                           INVESCO Income Funds, Inc.
                           INVESCO Industrial Income Fund, Inc.
                           INVESCO International Funds, Inc.
                           INVESCO Money Market Funds, Inc.
                           ^ INVESCO Strategic Portfolios, Inc.
                           INVESCO Tax-Free Income Funds, Inc.
                           INVESCO Value Trust
                           INVESCO Variable Investment Funds, Inc.



                  (b)

                                                          Positions and                   Positions and
Name and Principal                                        Offices with                    Offices with
Business Address                                          Underwriter                     Registrant
------------------                                        -------------                   -------------

William J. Galvin, Jr.                                    Senior Vice                     Assistant
7800 E. Union Avenue                                      President &                     Secretary
Denver, CO  80237                                         Assistant
                                                          Secretary


Ronald L. Grooms                                          Senior Vice                     Treasurer,
7800 E. Union Avenue                                      President &                     Chief Fin'l
Denver, CO  80237                                         Treasurer                       Officer, and
                                                                                          Chief Acctg.
                                                                                          Off.


^ Richard W. Healey                                       Senior Vice
7800 E. Union Avenue                                      ^ President
Denver, CO  80237

Dan J. Hesser                                             Chairman of
7800 E. Union Avenue                                      the Board
Denver, CO  80237                                         & Director


Charles P. Mayer                                          Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                                             Senior Vice                     Secretary
7800 E. Union Avenue                                      President,
Denver, CO  80237                                         Secretary &
                                                          General Counsel


Judy P. Wiese                                             Vice President                  Asst. Treas.
7800 E. Union Avenue                                      & Assistant
Denver, CO  80237                                         Treasurer

Mark H. Williamson                                        President,                      President,
7800 E. Union Avenue                                      Chief Executive                 CEO &
Denver, CO 80237                                          Officer &                       Director
                                                          Director ^









                  (c)      Not applicable.

Item 30.          Location of Accounts and Records


                  ^ Mark H. Williamson
                  7800 E. Union Avenue
                  Denver, CO  80237


Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

                  (a)      The  Registrant  shall  furnish each person to whom a
                           prospectus   is   delivered   with  a  copy   of  the
                           Registrant's  latest annual  report to  shareholders,
                           upon request and without charge.








     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant ^ and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^ 29th day of ^ September, 1998.


Attest:                                          INVESCO Specialty Funds, Inc.

/s/ Glen A. Payne                                /s/ ^ Mark H. Williamson
-------------------------                        -----------------------------
Glen A. Payne, Secretary                         ^ Mark H. Williamson, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
post-effective amendment to Registrant's  Registration Statement has been signed by the  following  persons  in the  capacities  indicated  on this ^ 29th day of
September, 1998.

^/s/ Mark H. Williamson                          /s/ Lawrence H. Budner
-------------------------                        -------------------------------
^ Mark H. Williamson, President &                Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                             /s/ ^ Fred A. Deering
-------------------------                        -------------------------------
Ronald L. Grooms, Treasurer                      ^ Fred A. Deering, Director
(Chief Financial and
Accounting Officer)

/s/ Victor L. Andrews                            ^/s/Daniel D. Chabris
-------------------------                        -------------------------------
Victor L. Andrews, Trustee                       ^ Daniel D. Chabris, Director


/s/ Bob R. Baker                                 /s/ Larry Soll
-------------------------                        -------------------------------
Bob R. Baker, Director                           Larry Soll, Director

/s/ Charles W. Brady                             /s/ Kenneth T. King
-------------------------                        -------------------------------
Charles W. Brady, Director                       Kenneth T. King, Director

/s/ ^ Wendy L. ^ Gramm                           /s/ John W. McIntyre
-------------------------                        -------------------------------
^ Wendy L. Gramm, Director                       John W. McIntyre, Director

By*                                              By*  /s/ Glen A. Payne
   ----------------------                             --------------------------
   Edward F. O'Keefe                                  Glen A. Payne
   Attorney in Fact                                   Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration
Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on May 23, 1994, June 22, 1995, August 25, 1995, August 30, 1996, November 22,
1996, June 27, 1997 and October 1, 1997.





                                  Exhibit Index

                                                                 Page in
Exhibit Number                                            Registration Statement


         7(b)                                                    285
         8(c)                                                    292
         8(d)                                                    293
         8(e)                                                    294
         11                                                      295
         14(a)                                                   296
         14(b)                                                   334
         14(c)                                                   370
         14(d)                                                   403
         14(e)                                                   433
         14(f)                                                   487
         14(g)                                                   530
         14(h)                                                   539
         16(g)                                                   642
         17(a)                                                   643
         17(b)                                                   644
         17(c)                                                   645
         17(d)                                                   646
         17(e)                                                   647
         17(f)                                                   648
         ^ 17(g)                                                 649
         17(h)                                                   650




